Consolidated Schedule of Investments (unaudited) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a)(b) — 0.5%
522 Funding CLO Ltd., Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 5.11%, 04/20/30	USD	500	$482,210
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 3.20%, 06/15/36		8,460	8,234,617
AGL CLO 5 Ltd.
Series 2020-5A, Class A2R, (3 mo. LIBOR US + 1.40%), 4.11%, 07/20/34		1,260	1,202,127
Series 2020-5A, Class BR, (3 mo. LIBOR US + 1.70%), 4.41%, 07/20/34		1,752	1,640,499
AGL Static CLO Ltd., Series 2022-18A, Class B, (SOFR + 2.00%), 3.12%, 04/21/31		3,210	3,011,500
Allegro CLO IV Ltd., Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.55%), 4.06%, 01/15/30		430	418,459
ALM Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 4.36%, 10/15/29		373	357,086
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.45%), 4.23%, 04/25/31		375	355,657
Anchorage Capital CLO Ltd.
Series 2015-7A, Class A2, (3 mo. LIBOR US + 1.09%), 3.88%, 01/28/31		250	246,235
Series 2018-10A, Class A2, (3 mo. LIBOR US + 1.50%), 4.01%, 10/15/31		250	244,820
Apidos CLO XX, Series 2015-20A, Class A2RR, (3 mo. LIBOR US + 1.55%), 4.29%, 07/16/31		400	378,649
Apidos CLO XXII, Series 2015-7A, Class A2, (3 mo. LIBOR US + 1.50%), 4.21%, 04/20/31		500	474,004
Apidos CLO XXIII, Series 2015-23A, Class B1R, (3 mo. LIBOR US + 1.60%), 2.64%, 04/15/33		250	236,922
Apollo Credit Funding IV Ltd., Series 4A, Class A2R, (3 mo. LIBOR US + 1.60%), 4.11%, 07/15/30		250	239,409
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, (1 mo. LIBOR US + 1.35%), 3.35%, 11/15/36		656	638,046
ARES LII CLO Ltd., Series 2019-52A, Class A2R, (3 mo. LIBOR US + 1.45%), 4.21%, 04/22/31		250	243,124
Ares LV CLO Ltd., Series 2020-55A, Class BR, (3 mo. LIBOR US + 1.70%), 4.21%, 07/15/34		2,786	2,632,739
Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, (3 mo. LIBOR US + 1.50%), 4.01%, 10/15/30		250	237,534
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.15%), 4.86%, 10/20/34		720	670,581
Atrium XII, Series 12A, Class BR, (3 mo. LIBOR US + 1.35%), 4.11%, 04/22/27		695	683,062
Atrium XIII, Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 4.28%, 11/21/30		600	574,289
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.60%), 4.34%, 07/19/31		750	715,424
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.70%), 4.44%, 07/19/34		2,425	2,265,734
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 3.81%, 07/18/30		500	492,265

Security		Par (000)	Value

Cayman Islands (continued)
Battalion CLO VIII Ltd. (continued)
Series 2016-10A, Class A2R2, (3 mo. LIBOR US + 1.55%), 4.33%, 01/25/35	USD	1,465	$1,354,786
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3 mo. LIBOR US + 1.72%), 4.50%, 04/24/34		712	661,699
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3 mo. LIBOR US + 1.18%), 3.69%, 07/15/34		1,848	1,788,885
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3 mo. LIBOR US + 1.45%), 3.96%, 07/15/29		1,845	1,800,856
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A2R2, (3 mo. LIBOR US + 1.65%), 4.36%, 07/20/29		667	648,239
Benefit Street Partners CLO Ltd., Series 2015-VIBR, Class A, (3 mo. LIBOR US + 1.19%), 3.90%, 07/20/34		250	242,858
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3 mo. LIBOR US + 2.00%), 4.51%, 01/15/33		250	237,898
Birch Grove CLO Ltd., Series 19A, Class BR, (3 mo. LIBOR US + 1.75%), 3.58%, 06/15/31		500	478,624
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 4.36%, 10/22/30		500	479,535
Series 2014-2A, Class BR2, (3 mo. LIBOR US + 1.75%), 4.46%, 10/20/30		465	436,997
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.50%), 4.01%, 07/15/31		1,495	1,425,231
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class A1, (3 mo. LIBOR US + 1.15%), 3.86%, 10/20/31		250	245,084
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3 mo. LIBOR US + 1.75%), 4.53%, 07/25/34		625	589,915
Canyon Capital CLO Ltd.
Series 2016-1A, Class CR, (3 mo. LIBOR US + 1.90%), 4.41%, 07/15/31		250	237,480
Series 2019-1A, Class A1R, (3 mo. LIBOR US + 1.10%), 3.61%, 04/15/32		250	244,287
Series 2019-1A, Class BR, (3 mo. LIBOR US + 1.70%), 4.21%, 04/15/32		300	284,792
Canyon CLO Ltd., Series 2020-3A, Class B, (3 mo. LIBOR US + 1.70%), 4.21%, 01/15/34		250	233,413
Catskill Park CLO Ltd., Series 2017-1A, Class A1B, (3 mo. LIBOR US + 1.35%), 4.06%, 04/20/29		892	872,229
CBAM Ltd.
Series 2018-7A, Class A, (3 mo. LIBOR US + 1.10%), 3.81%, 07/20/31		250	244,079
Series 2019-9A, Class B2, (3 mo. LIBOR US + 1.90%), 4.41%, 02/12/30		450	432,456
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 3.69%, 04/20/31		1,050	1,025,621
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 3.84%, 07/17/31		250	245,137

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3 mo. LIBOR US + 1.35%), 2.95%, 05/29/32	USD	250	$239,979
CIFC Funding Ltd.
Class A2, (3 mo. LIBOR US + 1.60%), 4.31%, 04/20/31		250	240,462
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.60%), 4.37%, 04/27/31		450	432,713
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 3.94%, 10/17/31		250	244,515
Series 2015-3A, Class BR, (3 mo. LIBOR US + 1.15%), 3.89%, 04/19/29		712	683,467
Series 2020-1A, Class BR, (3 mo. LIBOR US + 1.65%), 4.16%, 07/15/36		2,475	2,321,647
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.58%), 4.09%, 07/15/33		250	238,215
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3 mo. LIBOR US + 1.70%), 4.21%, 10/15/30		250	238,413
Dryden 65 CLO Ltd., Class B, (3 mo. LIBOR US + 1.60%), 4.34%, 07/18/30		250	239,893
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.45%), 4.16%, 10/20/33		500	483,096
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 3.86%, 04/20/34		650	631,276
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.65%), 4.36%, 04/20/34		975	917,411
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 3.75%, 04/15/33		300	294,172
FS Rialto 2021-FL3, Series 2021-FL3, Class A, (1 mo. LIBOR US + 1.25%), 3.41%, 11/16/36		389	374,317
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3 mo. LIBOR US + 0.97%), 3.48%, 10/15/30		600	590,020
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3 mo. LIBOR US + 1.10%), 3.61%, 07/15/31		250	245,513
Generate CLO 3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.75%), 4.46%, 10/20/29		2,025	1,939,014
Goldentree Loan Management US CLO Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 4.26%, 04/20/30		250	237,553
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 4.41%, 10/29/29		500	484,232
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 3.81%, 01/18/31		250	246,474
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (SOFR + 1.55%), 4.06%, 04/15/33		500	487,776
Gulf Stream Meridian 4 Ltd., Series 2021-4A, Class A2, (3 mo. LIBOR US + 1.85%), 4.36%, 07/15/34		500	467,260
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 4.31%, 07/15/34		350	334,637
HPS Loan Management Ltd., Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 2.36%, 02/05/31		497	487,851

Security		Par (000)	Value

Cayman Islands (continued)
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 2.15%), 4.86%, 04/20/32	USD	442	$425,396
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 3.85%, 04/15/33		250	244,929
KKR CLO 17 Ltd., Series 17, Class AR, (3 mo. LIBOR US + 1.08%), 3.59%, 04/15/34		500	484,215
LoanCore Issuer Ltd., Series 2021-CRE5, Class A, (1 mo. LIBOR US + 1.30%), 3.30%, 07/15/36		4,520	4,336,417
Longfellow Place CLO Ltd., Series 2013-1A, Class BR3, (3 mo. LIBOR US + 1.75%), 4.26%, 04/15/29		500	489,070
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3 mo. LIBOR US + 1.65%), 4.43%, 04/25/29		712	689,109
Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, (3 mo. LIBOR US + 1.20%), 4.01%, 07/29/30		461	456,298
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3 mo. LIBOR US + 1.70%), 4.48%, 01/23/31		250	238,383
Mariner CLO 2016-3 LLC, Series 2016-3A, Class BR2, (3 mo. LIBOR US + 1.50%), 4.28%, 07/23/29		500	486,654
MF1 Ltd., Series 2021-FL6, Class A, (1 mo. LIBOR US + 1.10%), 3.26%, 07/16/36		2,970	2,877,895
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3 mo. LIBOR US + 1.60%), 4.31%, 10/20/30		250	239,420
Neuberger Berman CLO Ltd., Series 20A, Class BRR, (3 mo. LIBOR US + 1.65%), 4.16%, 07/15/34		250	234,137
Neuberger Berman CLO XIV Ltd., Series 14A, Class AR2, (3 mo. LIBOR US + 1.03%), 3.82%, 01/28/30		245	240,513
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 4.39%, 10/17/30		250	238,825
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3 mo. LIBOR US + 1.45%), 4.16%, 07/20/31		333	317,244
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class B, (3 mo. LIBOR US + 1.65%), 4.36%, 01/20/36		250	233,801
OCP CLO Ltd.
Series 2014-5A, Class A2R, (3 mo. LIBOR US + 1.40%), 4.17%, 04/26/31		450	420,833
Series 2014-7A, Class A2RR, (3 mo. LIBOR US + 1.65%), 4.36%, 07/20/29		250	240,653
Series 2016-11A, Class A2R, (3 mo. LIBOR US + 1.75%), 4.52%, 10/26/30		500	482,270
Series 2020-19A, Class BR, (3 mo. LIBOR US + 1.70%), 4.41%, 10/20/34		500	466,539
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.18%), 3.96%, 01/24/33		250	244,503
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.58%), 4.36%, 07/25/30		250	234,368

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.65%), 4.16%, 07/15/36	USD	800	$753,276
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.35%), 4.09%, 07/19/30		487	476,376
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R2, (3 mo. LIBOR US + 1.10%), 3.88%, 01/25/31		300	290,365
OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 4.36%, 07/02/35		936	879,631
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (SOFR + 1.30%), 3.85%, 02/24/37		250	242,645
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3 mo. LIBOR US + 1.70%), 4.43%, 10/25/34		250	234,816
OHA Loan Funding 2016-1 Ltd., Series 2016-1A, Class B1R, (3 mo. LIBOR US + 1.60%), 4.31%, 01/20/33		250	236,464
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 2.54%, 05/23/31		500	490,018
Palmer Square CLO Ltd.
Series 2013-2A, Class A2R3, (3 mo. LIBOR US + 1.50%), 4.24%, 10/17/31		250	237,397
Series 2015-1A, Class A2R4, (3 mo. LIBOR US + 1.70%), 3.20%, 05/21/34		500	469,156
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 3.77%, 04/18/31		250	246,115
Park Avenue Institutional Advisers CLO Ltd.
Class A1R, (3 mo. LIBOR US + 1.20%), 2.70%, 08/23/31		500	490,011
Class A2R, (3 mo. LIBOR US + 1.55%), 2.96%, 02/14/34		500	457,802
Series 2019-1A, Class A2A, (3 mo. LIBOR US + 2.00%), 3.41%, 05/15/32		250	234,723
Pikes Peak CLO 1, Series 2018-1A, Class A, (3 mo. LIBOR US + 1.18%), 3.96%, 07/24/31		555	543,676
Pikes Peak CLO 11, Series 2021-11A, Class A1, (SOFR + 1.95%), 4.13%, 07/25/34		1,000	981,325
Pikes Peak CLO 8, Series 2021-8A, Class A, (3 mo. LIBOR US + 1.17%), 3.88%, 07/20/34		600	577,299
Rad CLO Ltd.
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.55%), 4.06%, 04/15/32		250	237,080
Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.20%), 3.94%, 04/17/33		250	243,089
Recette CLO Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.40%), 4.11%, 04/20/34		250	228,692
Regatta VII Funding Ltd., Series 2016-1A, Class A1R2, (3 mo. LIBOR US + 1.15%), 3.25%, 06/20/34		450	434,543
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.45%), 3.96%, 01/15/34		350	326,615
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3 mo. LIBOR US + 1.65%), 4.36%, 04/20/34		500	467,540

Security		Par (000)	Value

Cayman Islands (continued)
Rockford Tower CLO Ltd. (continued)
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 4.01%, 10/15/29	USD	500	$485,438
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 2.58%, 05/20/31		250	245,318
Romark CLO II Ltd., Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.18%), 3.96%, 07/25/31		250	244,696
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 3.89%, 04/25/31		300	294,779
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 3.98%, 04/20/33		250	244,486
Series 2020-8A, Class B, (3 mo. LIBOR US + 1.65%), 4.36%, 04/20/33		300	279,330
Sixth Street CLO XVI Ltd.
Series 2020-16A, Class A1A, (3 mo. LIBOR US + 1.32%), 4.03%, 10/20/32		948	934,309
Series 2020-16A, Class B, (3 mo. LIBOR US + 1.85%), 4.56%, 10/20/32		710	670,427
Sound Point CLO XV Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 4.28%, 01/23/29		250	243,816
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3 mo. LIBOR US + 1.15%), 3.66%, 10/15/31		250	244,890
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 3.63%, 01/15/34		500	486,739
Series 2016-6A, Class BR2, (3 mo. LIBOR US + 1.50%), 4.01%, 01/15/34		500	469,330
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3 mo. LIBOR US + 1.65%), 4.16%, 07/15/34		700	659,205
TRESTLES CLO III Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.33%), 4.04%, 01/20/33		2,489	2,449,112
Trimaran Cavu Ltd., Series 2019-1A, Class B, (3 mo. LIBOR US + 2.20%), 4.91%, 07/20/32		500	476,756
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3 mo. LIBOR US + 2.00%), 4.78%, 01/25/34		472	455,064
Series 2020-14A, Class C, (3 mo. LIBOR US + 3.00%), 5.78%, 01/25/34		1,023	998,353
Voya CLO Ltd.
Series 2013-3A, Class A1RR, (3 mo. LIBOR US + 1.15%), 3.89%, 10/18/31		249	244,128
Series 2017-3A, Class A1R, (3 mo. LIBOR US + 1.04%), 3.75%, 04/20/34		250	239,762
Series 2017-4A, Class B, (3 mo. LIBOR US + 1.45%), 3.96%, 10/15/30		250	234,829
Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.15%), 3.66%, 10/15/31		250	245,963
Whitebox CLO Ltd.
Series 2020-2A, Class A1R, (3 mo. LIBOR US + 1.22%), 4.00%, 10/24/34		1,390	1,337,882
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.75%), 4.53%, 10/24/34		726	683,281

			90,953,018

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ireland — 0.0%
Avoca CLO XV DAC, Series 15X, Class B2R, (3 mo. EURIBOR + 1.05%), 1.05%, 04/15/31(a)(c)	EUR	134	$128,455
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(a)(c)		593	551,558
Harvest CLO XVIII DAC, Series 18X, Class B, 1.20%, 10/15/30		662	631,608
Holland Park CLO DAC, Series 1X, Class A1RR, (3 mo. EURIBOR + 0.92%), 0.92%, 11/14/32(a)(c)		390	380,013
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3 mo. EURIBOR + 1.90%), 1.94%, 01/21/35(a)(b)		590	558,788
OAK Hill European Credit Partners VI DAC, Series 2017-6X, Class B1, 1.25%, 01/20/32		456	434,264
OCP Euro CLO DAC, Series 2017-2X, Class B, (3 mo. EURIBOR + 1.35%), 1.35%, 01/15/32(a)(c)		456	437,663
Prodigy Finance DAC(a)(b)
Series 2021-1A, Class B, (1 mo. LIBOR US + 2.50%), 4.76%, 07/25/51	USD	1,900	1,874,516
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 6.01%, 07/25/51		1,100	1,086,279
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 8.16%, 07/25/51		720	709,887
Rockford Tower Europe CLO 2018-1 DAC, Series 2018-1X, Class B, (3 mo. EURIBOR + 1.85%), 1.85%, 12/20/31(a)(c)	EUR	343	329,933

			7,122,964

United States — 1.0%
AccessLex Institute, Series 2007-A, Class A3, (3 mo. LIBOR US + 0.30%), 1.82%, 05/25/36(a)	USD	2,243	2,168,076
AIMCO CLO, Series 2018-AA, Class B, (3 mo. LIBOR US + 1.40%), 4.14%, 04/17/31(a)(b)		466	439,525
Ajax Mortgage Loan Trust(a)(b)
Series 2021-E, Class A1, 1.74%, 12/25/60		24,633	21,994,011
Series 2021-E, Class A2, 2.69%, 12/25/60		3,304	2,859,784
Series 2021-E, Class B1, 3.73%, 12/25/60		2,184	1,860,729
Series 2021-E, Class M1, 2.94%, 12/25/60		1,332	1,108,344
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 3.84%, 01/28/31(a)(b)		248	244,360
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 3.59%, 04/15/31(a)(b)		550	539,564
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 3.72%, 04/20/31(a)(b)		1,770	1,737,414
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(b)		730	700,210
Battalion CLO X Ltd., Series 2021-A, Class A, 1.42%, 11/17/33(b)		3,003	2,847,163
BHG Securitization Trust(b)
Series 2021-A, Class B, 2.79%, 11/17/33		510	468,632
Series 2021-A, Class C, 3.69%, 11/17/33		230	209,304

Security		Par (000)	Value

United States (continued)
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 07/15/24(b)	USD	5,560	$5,459,441
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.55%), 4.06%, 04/15/30(a)(b)		1,143	1,090,267
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 4.49%, 07/16/30		250	240,147
Series 2017-3A, Class A2, (3 mo. LIBOR US + 1.80%), 4.51%, 07/20/30		637	615,007
Clear Creek CLO, Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.20%), 3.91%, 10/20/30(a)(b)		313	308,067
College Avenue Student Loans LLC, Series 2021-B, Class D, 3.78%, 06/25/52(b)		230	204,786
Cook Park CLO Ltd., Series 2018-1A, Class B, (3 mo. LIBOR US + 1.40%), 4.14%, 04/17/30(a)(b)		1,148	1,090,460
FS RIALTO, Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.22%), 3.38%, 05/16/38(a)(b)		1,160	1,135,894
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)		6,133	5,350,113
Gracie Point International Funding(a)(b)
Series 2021-1A, Class B, (1 mo. LIBOR US + 1.40%), 3.11%, 11/01/23		1,240	1,230,266
Series 2021-1A, Class C, (1 mo. LIBOR US + 2.40%), 4.11%, 11/01/23		1,640	1,620,930
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 3.88%, 04/15/33(a)(b)		5,718	5,592,228
Lendmark Funding Trust, Series 2021-2A, Class D, 4.46%, 04/20/32(b)		2,210	1,731,039
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 4.24%, 04/19/30(a)(b)		900	877,613
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 2.19%, 08/21/34(b)		5,860	5,679,803
Mosaic Solar Loans LLC, Series 2021-2A, Class B, 2.09%, 04/22/47(b)		3,243	2,906,992
Navient Private Education Refi Loan Trust(b)
Series 2021-DA, Class A, (Prime -1.99%), 2.76%, 04/15/60(a)		13,694	12,860,064
Series 2021-DA, Class B, 2.61%, 04/15/60		2,900	2,632,797
Series 2021-DA, Class C, 3.48%, 04/15/60		7,450	6,764,014
Series 2021-DA, Class D, 4.00%, 04/15/60		2,370	2,146,603
Nelnet Student Loan Trust(b)
Series 2021-A, Class C, 3.75%, 04/20/62		14,080	12,534,737
Series 2021-A, Class D, 4.93%, 04/20/62		6,030	5,540,745
Series 2021-BA, Class C, 3.57%, 04/20/62		6,450	5,622,951
Series 2021-CA, Class C, 3.36%, 04/20/62		850	715,750
Oportun Issuance Trust(b)
Series 2021-B, Class A, 1.47%, 05/08/31		7,060	6,549,482
Series 2021-B, Class B, 1.96%, 05/08/31		1,340	1,235,626
Series 2021-B, Class C, 3.65%, 05/08/31		630	592,184
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(b)		9,762	9,226,037

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Palmer Square Loan Funding Ltd., Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.60%), 3.08%, 08/20/27(a)(b)	USD	500	$491,978
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, (3 mo. LIBOR US + 1.80%), 3.30%, 08/23/31(a)(b)		610	578,316
Progress Residential, Series 2021-SFR3, Class F, 3.44%, 05/17/26(b)		2,736	2,452,294
Regional Management Issuance Trust, 3.88%, 10/17/33(d)(e)		27,070	25,223,745
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 6.75%, 10/15/41(a)(b)		14,766	16,105,198
SMB Private Education Loan Trust(b)
Series 2021-A, Class C, 2.99%, 01/15/53		14,420	12,935,259
Series 2021-A, Class D2, 3.86%, 01/15/53		4,220	3,937,902
Series 2021-C, Class B, 2.30%, 01/15/53		1,490	1,344,386
Series 2021-C, Class C, 3.00%, 01/15/53		1,240	1,177,209
Series 2021-C, Class D, 3.93%, 01/15/53		590	544,044
Upstart Pass-Through Trust Series, Series 2021-ST5, Class A, 2.00%, 07/20/27(b)		573	543,289
York CLO 1 Ltd., Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.65%), 4.41%, 10/22/29(a)(b)		466	448,257

			204,513,036

Total Asset-Backed Securities — 1.5% (Cost: $322,451,617)			302,589,018

		Shares

Common Stocks

Argentina — 0.0%
MercadoLibre, Inc.(e)		1,494	1,215,683

Australia — 0.6%
AGL Energy Ltd.		397,522	2,341,283
ALS Ltd.		4,260	34,989
Ampol Ltd.		842	19,948
Australia & New Zealand Banking Group Ltd.		5,766	93,114
BHP Group Ltd.(f)		637,659	17,632,458
BHP Group Ltd., Class DI		131,716	3,604,455
CSL Ltd.		9,571	1,948,818
Endeavour Group Ltd.		555,317	3,093,912
Glencore PLC		12,250,939	69,434,634
Goodman Group		182,109	2,665,176
Northern Star Resources Ltd.		93,553	514,132
Origin Energy Ltd.		9,410	39,507
QBE Insurance Group Ltd.		227,284	1,837,756
Qube Holdings Ltd.		10,974	21,346
Quintis HoldCo. Pty. Ltd.(d)(e)(g)		43,735,802	1,072,593
Rio Tinto PLC		232,293	14,023,407
Santos Ltd.		8,231	42,788
South32 Ltd.		3,810,692	10,386,476
Tabcorp Holdings Ltd.		50,107	34,954
TPG Telecom Ltd.		3,778	16,858
Transurban Group		2,286	23,367
Treasury Wine Estates Ltd.		281,994	2,430,798

Security	Shares	Value

Australia (continued)
Westpac Banking Corp.	1,420	$21,503
Woodside Energy Group Ltd.(e)	122,173	2,767,352
Woodside Energy Group Ltd.	36,987	835,182

		134,936,806

Belgium — 0.0%
KBC Group NV	36,942	1,934,910

Brazil — 0.1%
Embraer SA(e)	317,750	721,587
Engie Brasil Energia SA	209,942	1,798,309
Hapvida Participacoes e Investimentos S/A(b)	523,904	623,731
NU Holdings Ltd., Class A(e)(h)	1,101,145	4,635,820
Rede D’Or Sao Luiz SA(b)	9,675	60,566
Sao Martinho SA	4,236	28,679
Sendas Distribuidora SA	562,458	1,722,997
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	292,339	486,469
Vale SA	89,503	1,206,555

		11,284,713

Canada — 1.0%
Alimentation Couche-Tard, Inc.	2,383	106,463
Bank of Montreal	915	91,218
Barrick Gold Corp.	73,200	1,153,548
Canadian Imperial Bank of Commerce	69,649	3,523,378
Canadian National Railway Co.	44,427	5,628,357
Enbridge, Inc.	3,583,910	160,954,796
George Weston Ltd.	12,055	1,438,824
Lululemon Athletica, Inc.(e)	6,940	2,154,939
Nutrien Ltd.	105,411	9,023,587
Pembina Pipeline Corp.	46,521	1,776,121
Restaurant Brands International, Inc.	30,633	1,642,228
Royal Bank of Canada	1,396	136,117
Sun Life Financial, Inc.	1,540	71,507
TC Energy Corp.	191,508	10,209,872
Toronto-Dominion Bank	1,685	109,452

		198,020,407

Cayman Islands — 0.0%
Salt Payments, Inc., Series C, (Acquired 11/16/21, Cost: $10,172,087)(d)(e)(i)	5,237	7,108,809

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, ADR	63,285	6,225,345

China — 1.9%
AAC Technologies Holdings, Inc.	132,500	256,895
Agricultural Bank of China Ltd., Class H	9,931,000	3,275,463
Aier Eye Hospital Group Co. Ltd., Class A	642,251	2,896,623
Alibaba Group Holding Ltd.(e)	1,693,200	19,037,441
Alibaba Group Holding Ltd., ADR(e)	210,338	18,797,907
Amoy Diagnostics Co. Ltd., Class A	981,630	4,359,424
Anhui Gujing Distillery Co. Ltd., Class B	14,700	224,774
Anta Sports Products Ltd.	83,800	922,710
Asymchem Laboratories Tianjin Co. Ltd., Class A	133,284	3,257,725
Baidu, Inc., Class A(e)	102,350	1,769,058
Bank of China Ltd., Class H	1,705,000	606,273
BYD Co. Ltd., Class A	664,500	31,693,539
BYD Co. Ltd., Class H	60,500	2,213,451
BYD Electronic International Co. Ltd.	29,000	74,507
China Construction Bank Corp., Class H	8,228,000	5,254,484
China Feihe Ltd.(b)	1,197,000	1,051,055

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Hongqiao Group Ltd.	406,500	$423,603
China Life Insurance Co. Ltd., Class H	659,000	981,528
China Mengniu Dairy Co. Ltd.	308,000	1,430,966
China Merchants Bank Co. Ltd., Class H	346,000	1,869,541
China National Building Material Co. Ltd., Class H	1,690,000	1,696,294
China Pacific Insurance Group Co. Ltd., Class H	490,200	1,047,079
China Petroleum & Chemical Corp., Class H	9,178,000	4,327,025
China Resources Cement Holdings Ltd.	654,000	402,275
China Resources Gas Group Ltd.	299,900	1,258,510
China Resources Land Ltd.	236,000	985,602
China Tourism Group Duty Free Corp. Ltd., Class A	91,100	2,839,524
Contemporary Amperex Technology Co. Ltd., Class A(e)	522,800	39,639,917
COSCO SHIPPING Holdings Co. Ltd., Class H	1,168,400	1,752,929
Country Garden Services Holdings Co. Ltd.	743,000	1,656,923
CSPC Pharmaceutical Group Ltd.	1,258,000	1,377,453
Dali Foods Group Co. Ltd.(b)	406,000	193,311
Dongfeng Motor Group Co. Ltd., Class H	1,500,000	1,036,492
ENN Energy Holdings Ltd.	53,400	871,092
Foshan Haitian Flavouring & Food Co. Ltd., Class A	379,130	4,648,799
Ganfeng Lithium Co. Ltd., Class H(b)	1,425,760	12,892,097
Glodon Co. Ltd., Class A	521,830	3,587,128
Great Wall Motor Co. Ltd., Class H	2,020,000	3,202,335
Gree Electric Appliances, Inc. of Zhuhai, Class A	617,700	3,046,616
Guangzhou Baiyun International Airport Co. Ltd., Class A	2,430,771	4,661,575
Haidilao International Holding Ltd.(b)(e)(h)	1,547,000	3,090,875
Haier Smart Home Co. Ltd., Class H	218,600	699,631
Hangzhou Robam Appliances Co. Ltd., Class A	808,233	3,390,905
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	257,600	2,675,580
Hundsun Technologies, Inc., Class A	796,299	5,015,950
Hygeia Healthcare Holdings Co. Ltd.(b)	484,600	2,786,702
Industrial & Commercial Bank of China Ltd., Class H	9,788,000	5,174,794
JD Health International, Inc.(b)(e)	1,260,400	9,560,169
JD.com, Inc., Class A	200,847	5,991,777
Jiangsu Hengrui Medicine Co. Ltd., Class A	753,300	3,943,020
Jinxin Fertility Group Ltd.(b)	4,535,000	3,523,673
JiuGui Liquor Co. Ltd., Class A	44,600	975,193
Kindstar Globalgene Technology, Inc.(b)(e)	7,490,500	2,220,174
Kingsoft Corp. Ltd.	1,132,800	3,782,373
Kweichow Moutai Co. Ltd., Class A	17,700	4,976,507
Lenovo Group Ltd.	3,524,000	3,417,557
Li Auto, Inc., ADR(e)	525,300	17,250,852
Meituan, Class B(b)(e)	309,500	6,943,121
Microport Cardioflow Medtech Corp.(b)(e)(h)	13,018,000	4,010,025
Ming Yuan Cloud Group Holdings Ltd.	906,000	831,776
NetEase, Inc.	126,590	2,368,089
Nongfu Spring Co. Ltd., Class H(b)	425,000	2,547,104
PetroChina Co. Ltd., Class H	4,732,000	2,209,652
Pharmaron Beijing Co. Ltd., Class H(b)	227,550	1,851,247
PICC Property & Casualty Co. Ltd., Class H	1,338,000	1,373,446
Ping An Insurance Group Co. of China Ltd., Class H	377,500	2,218,582
SG Micro Corp., Class A	69,300	1,654,085

Security	Shares	Value

China (continued)
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	114,200	$483,474
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	122,000	442,121
Shanghai Jinjiang International Hotels Co. Ltd., Class A	316,600	2,902,081
Shenzhou International Group Holdings Ltd.	112,000	1,178,034
TBEA Co. Ltd., Class A	257,200	953,284
Tencent Holdings Ltd.	1,517,200	58,637,977
Tingyi Cayman Islands Holding Corp.(h)	724,000	1,191,839
Venustech Group, Inc., Class A	1,034,688	2,831,921
Want Want China Holdings Ltd.	771,000	627,470
Wilmar International Ltd.	17,800	51,868
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	741,763	3,277,780
WuXi AppTec Co. Ltd., Class A	247,553	3,424,799
Wuxi Biologics Cayman, Inc.(b)(e)	510,806	4,889,493
Yifeng Pharmacy Chain Co. Ltd., Class A	196,556	1,508,059
Yonyou Network Technology Co. Ltd., Class A	1,506,909	4,665,800
Yum China Holdings, Inc.	53,350	2,497,851
Zhongsheng Group Holdings Ltd.	142,500	815,803
Zijin Mining Group Co. Ltd., Class A	399,100	528,677
Zijin Mining Group Co. Ltd., Class H	1,536,000	1,799,902
ZTE Corp., Class H	495,200	1,065,641

		389,776,676

Denmark — 0.2%
AP Moller - Maersk A/S, Class B	929	2,536,479
Chr Hansen Holding A/S	843	55,177
DSV A/S	81,024	13,652,617
GN Store Nord A/S	17,256	600,925
H Lundbeck A/S	18,892	93,376
Novo Nordisk A/S, Class B	180,876	21,067,306
Pandora A/S	120,345	8,940,635

		46,946,515

Finland — 0.1%
Aiven Series D Preferred(d)(e)	86,562	9,689,750
Fortum OYJ	168,008	1,885,771
Wartsila OYJ Abp	249,931	2,196,026

		13,771,547

France — 1.8%
Air Liquide SA	1,131	155,493
Airbus SE	361	38,924
Arkema SA	295,068	27,953,428
Atos SE(e)	229,739	2,832,339
BNP Paribas SA	605,023	28,585,697
Carrefour SA	83,318	1,419,909
Cie de Saint-Gobain	1,079,202	50,322,994
Credit Agricole SA	8,416	77,544
Danone SA	478,656	26,392,687
Engie SA	86,688	1,072,533
EssilorLuxottica SA	214,013	33,553,458
Faurecia SE(e)	2,190	39,584
Hermes International	12,700	17,423,686
Kering SA	6,281	3,595,816
La Francaise des Jeux SAEM(b)	89,223	3,186,869
LVMH Moet Hennessy Louis Vuitton SE	201,779	140,106,054
Pernod Ricard SA	16,413	3,224,241
Remy Cointreau SA	6,462	1,276,615
Safran SA	337	37,042

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Schneider Electric SE	21,088	$2,916,551
SEB SA	890	74,929
Societe Generale SA	362,268	8,117,118
TotalEnergies SE	239,493	12,232,669
Veolia Environnement SA	3,730	93,290

		364,729,470

Germany — 2.1%
Adidas AG	8,217	1,421,471
Allianz SE, Registered Shares	361	65,560
Auto1 Group SE(b)(e)	417,900	3,604,544
BASF SE	64,824	2,888,893
Commerzbank AG(e)	359,162	2,460,665
Deutsche Boerse AG	13,213	2,306,531
Deutsche Telekom AG, Registered Shares	4,291,531	81,534,690
Fresenius Medical Care AG & Co. KGaA	2,816	104,399
Fresenius SE & Co. KGaA	1,420	36,336
Infineon Technologies AG	434,611	11,918,974
Mercedes-Benz Group AG, Registered Shares	1,358,012	80,087,375
SAP SE	810,956	75,640,062
Siemens AG, Registered Shares	1,033,036	115,228,928
Siemens Energy AG(e)	1,035	17,199
Telefonica Deutschland Holding AG	896,551	2,383,597
Uniper SE	134,627	899,496
Vantage Towers AG	2,154,315	63,932,126
Zalando SE(b)(e)	578	16,272

		444,547,118

Hong Kong — 0.3%
AIA Group Ltd.	4,867,000	48,897,014
ASM Pacific Technology Ltd.	315,800	2,516,179
China Gas Holdings Ltd.	223,800	344,013
CLP Holdings Ltd.	10,000	84,796
Hong Kong & China Gas Co. Ltd.	49,000	51,750
Link REIT	8,600	72,019
Orient Overseas International Ltd.	81,500	2,840,334
SITC International Holdings Co. Ltd.	1,054,000	3,588,791
Techtronic Industries Co. Ltd.	109,500	1,215,080
United Energy Group Ltd.	360,000	41,366
WH Group Ltd.(b)	1,303,000	986,810

		60,638,152

India — 0.1%
HCL Technologies Ltd.	119,786	1,440,547
Indian Oil Corp. Ltd.	741,490	683,900
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $8,580,000)(d)(e)(i)	5,720	21,881,289
Vedanta Ltd.	495,602	1,596,260

		25,601,996

Ireland — 0.1%
Accenture PLC, Class A	410	125,567
Allegion PLC	83,554	8,831,658
Experian PLC	90,047	3,152,748
Icon PLC(e)(h)	21,697	5,234,401
Kingspan Group PLC	76,697	4,964,449
Medtronic PLC	650	60,138
Seagate Technology Holdings PLC	32,341	2,586,633
Trane Technologies PLC	13,213	1,942,179

		26,897,773

Security	Shares	Value

Israel — 0.4%
Nice Ltd., ADR(e)(h)	350,488	$75,011,442

Italy — 0.3%
Enel SpA	558,466	2,815,375
Ferrari NV	69,871	14,837,962
FinecoBank Banca Fineco SpA	1,877	23,327
Intesa Sanpaolo SpA	25,115,235	44,599,842
UniCredit SpA	135,013	1,335,236

		63,611,742

Japan — 1.0%
Advantest Corp.	1,600	95,163
AGC, Inc.	9,200	335,370
Asahi Group Holdings Ltd.	1,600	55,626
Astellas Pharma, Inc.	144,350	2,260,721
BayCurrent Consulting, Inc.	3,900	1,220,171
Bridgestone Corp.	1,400	54,608
Capcom Co. Ltd.	900	25,018
CyberAgent, Inc.	51,100	509,896
Dai-ichi Life Holdings, Inc.	1,900	33,050
Denso Corp.	700	38,287
Descente Ltd.	2,000	42,669
Disco Corp.	100	24,433
Eisai Co. Ltd.	22,900	1,048,702
FANUC Corp.	422,800	72,916,284
Food & Life Cos. Ltd.	1,400	27,282
Fujitsu Ltd.	6,700	898,218
Hino Motors Ltd.	236,800	1,230,700
Honda Motor Co. Ltd.	59,800	1,532,505
Hoya Corp.	395,550	39,630,801
Inpex Corp.	169,100	1,938,186
Isuzu Motors Ltd.	4,300	47,165
Japan Post Bank Co. Ltd.	287,100	2,296,702
Kao Corp.	30,600	1,330,929
Keyence Corp.	42,029	16,657,862
Kose Corp.	189,700	16,932,981
Kyowa Kirin Co. Ltd.	84,800	1,999,179
Makita Corp.	1,600	39,102
Mazda Motor Corp.	257,500	2,170,614
Mitsubishi Electric Corp.	184,400	1,946,199
Mitsubishi Estate Co. Ltd.	5,200	77,228
Mitsui & Co. Ltd.	1,500	33,093
Mitsui OSK Lines Ltd.	23,000	630,681
Morinaga Milk Industry Co. Ltd.	25,700	947,633
Murata Manufacturing Co. Ltd.	800	46,729
Nissan Motor Co. Ltd.	5,200	19,775
NTT Data Corp.	2,300	34,811
Oji Holdings Corp.	19,900	82,966
Oracle Corp. Japan	33,600	2,095,572
Osaka Gas Co. Ltd.	5,100	91,688
Recruit Holdings Co. Ltd.	299,863	11,206,789
Ryohin Keikaku Co. Ltd.	173,800	1,725,097
Santen Pharmaceutical Co. Ltd.	2,600	21,060
SCREEN Holdings Co. Ltd.	1,000	72,369
Shin-Etsu Chemical Co. Ltd.	17,400	2,228,840
Shionogi & Co. Ltd.	42,700	2,190,145
Shiseido Co. Ltd.	600	24,680
SoftBank Group Corp.	40,400	1,697,074
Sony Group Corp.	600	50,897
SUMCO Corp.	1,600	22,388

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Realty & Development Co. Ltd.	1,700	$46,942
Sysmex Corp.	13,800	966,163
TDK Corp.	1,600	50,391
Terumo Corp.	76,400	2,608,570
Tokyo Electron Ltd.	300	103,258
Toyota Motor Corp.	7,500	121,733
Ulvac, Inc.	600	22,657
Yamaha Motor Co. Ltd.	2,700	52,156
Yamato Holdings Co. Ltd.	76,900	1,345,673
ZOZO, Inc.	109,100	2,356,744

		198,312,225

Jordan — 0.0%
Hikma Pharmaceuticals PLC	5,054	106,826

Luxembourg — 0.0%
ArcelorMittal SA	246,442	6,080,693

Macau — 0.0%
Sands China Ltd.(e)	238,800	560,115

Mexico — 0.0%
Fomento Economico Mexicano SAB de CV	568,211	3,540,744
Grupo Aeroportuario del Sureste SAB de CV, Class B	54,251	1,021,922
Grupo Bimbo SAB de CV, Series A(h)	246,032	869,449

		5,432,115

Netherlands — 1.8%
Adyen NV(b)(e)	29,286	52,678,832
Akzo Nobel NV	445,528	29,984,249
ASML Holding NV	195,999	112,651,969
ING Groep NV	9,606,574	93,316,569
Koninklijke Ahold Delhaize NV	212,459	5,850,850
Koninklijke Philips NV	67,988	1,407,097
Koninklijke Vopak NV	2,599	60,320
Shell PLC	1,666,132	44,404,322
Shell PLC, ADR	739,363	39,467,197
Stellantis NV	122,664	1,761,486
Wolters Kluwer NV	25,698	2,790,861

		384,373,752

Norway — 0.1%
Aker BP ASA	53,351	1,853,752
Norsk Hydro ASA	1,202,298	8,145,846
Telenor ASA	2,046	24,847
Yara International ASA	50,829	2,166,197

		12,190,642

Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	72,445	1,183,384

Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	7,143	391,917

Singapore — 0.0%
Jardine Cycle & Carriage Ltd.	3,700	75,099

South Africa — 0.1%
Anglo American PLC	544,251	19,671,870
Kumba Iron Ore Ltd.	66,113	1,970,214
Sanlam Ltd.	18,026	59,200

		21,701,284

Security	Shares	Value

South Korea — 0.6%
Amorepacific Corp.	163,074	$16,229,037
Coupang, Inc.(e)(h)	159,822	2,763,322
DL E&C Co. Ltd.	1,900	59,471
Fila Holdings Corp.	21,608	506,719
Hana Financial Group, Inc.	116,819	3,347,622
Kakao Corp.	159,484	9,209,608
KB Financial Group, Inc.	35,618	1,324,702
Kia Corp.	25,027	1,566,875
KT&G Corp.	1,203	75,824
LG Chem Ltd.	35,598	16,579,928
LG Display Co. Ltd.	79,361	938,231
LG Energy Solution Ltd.(e)(h)	144,163	47,009,120
LG H&H Co. Ltd.	72	43,274
Samsung Electronics Co. Ltd.	39,429	1,866,377
Samsung Fire & Marine Insurance Co. Ltd.	6,708	1,019,092
Samsung SDI Co. Ltd.	49,774	21,878,139
SK Hynix, Inc.	6,039	456,529
SK Telecom Co. Ltd.	56,653	2,338,377
SK, Inc.	505	85,659

		127,297,906

Spain — 0.4%
Cellnex Telecom SA(b)	1,799,370	80,484,171
Endesa SA	57,721	1,057,992
Iberdrola SA(j)	150,658	1,608,798
Iberdrola SA	4,184	44,601

		83,195,562

Sweden — 0.5%
Atlas Copco AB, A Shares	908,514	10,619,947
Epiroc AB, Class A	517,710	9,153,985
Evolution AB(b)	10,589	1,027,459
H & M Hennes & Mauritz AB, B Shares	55,510	710,225
Hexagon AB, B Shares	804,163	9,468,651
Husqvarna AB, B Shares	94,148	750,334
Lundin Energy AB	80,045	98,819
Sinch AB(b)(e)	5,944	15,070
Telefonaktiebolaget LM Ericsson, B Shares	436,398	3,319,350
Telia Co. AB	560,413	2,070,360
Volvo AB, B Shares	3,611,118	64,834,094

		102,068,294

Switzerland — 0.9%
ABB Ltd., Registered Shares	85,460	2,597,950
Alcon, Inc.	148,287	11,670,792
Cie Financiere Richemont SA, Class A, Registered Shares	130,612	15,748,868
Coca-Cola HBC AG, Class DI	114,894	2,827,726
Lonza Group AG, Registered Shares	30,757	18,692,607
Nestle SA, Registered Shares	117,619	14,411,535
Novartis AG, Registered Shares	55,770	4,792,295
On Holding AG, Class A(e)	52,816	1,149,804
Roche Holding AG	13,728	4,557,758
Sika AG, Registered Shares	58,644	14,490,197
Sonova Holding AG, Registered Shares	12,624	4,546,935
STMicroelectronics NV	265,471	10,046,358
Swisscom AG, Registered Shares	144	77,852
TE Connectivity Ltd	522,531	69,878,071
Temenos AG, Registered Shares	23,537	1,868,191
VAT Group AG(b)	2,617	761,996

		178,118,935

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan — 0.5%
ASE Technology Holding Co. Ltd.	144,000	$419,622
Eva Airways Corp.(e)	1,633,000	1,873,709
Evergreen Marine Corp. Taiwan Ltd.	165,000	530,207
MediaTek, Inc.	85,000	1,958,407
Nan Ya Printed Circuit Board Corp.	165,000	1,336,789
SinoPac Financial Holdings Co. Ltd.	140,000	79,293
Taiwan Cooperative Financial Holding Co. Ltd.	113,000	103,603
Taiwan Semiconductor Manufacturing Co. Ltd.	5,543,000	95,060,039
Unimicron Technology Corp.	669,000	3,568,912
United Microelectronics Corp.	469,000	630,927

		105,561,508

Turkey — 0.0%
BIM Birlesik Magazalar A/S	15,331	147,790

United Arab Emirates(d)(e) — 0.0%
Jawbone Health Hub, Inc., (Acquired 01/24/17,
Cost: $0)(i)	1,518,232	15
NMC Health PLC	1,077,976	13

		28

United Kingdom — 2.0%
Admiral Group PLC	34,054	795,896
Alphawave IP Group PLC(e)	2,084,903	3,417,487
AstraZeneca PLC	626,540	82,415,828
Auto Trader Group PLC(b)	1,172,878	9,042,319
BP PLC, ADR	957,654	7,767,901
British American Tobacco PLC	2,153	84,362
Burberry Group PLC	102,769	2,259,228
Compass Group PLC	2,454,571	57,526,391
Diageo PLC	88,723	4,202,973
Direct Line Insurance Group PLC	19,037	47,774
Dr. Martens PLC	304,896	967,975
Exscientia PLC, (Acquired 03/31/22, Cost: $15,464,369)(i)	2,205,392	21,436,410
Genius Sports Ltd.(e)	796,159	2,062,052
GSK PLC	55,165	1,159,028
Hargreaves Lansdown PLC	2,821	29,205
Hedosophia European Growth(e)	677,963	6,859,828
Intertek Group PLC	1,727	92,300
Kingfisher PLC	595,738	1,884,838
Legal & General Group PLC	445,873	1,423,903
Linde PLC(e)	42,324	12,781,848
Lloyds Banking Group PLC	185,128,502	102,497,892
National Grid PLC	67,689	932,050
Natwest Group PLC	756,823	2,298,665
RELX PLC	1,220	36,123
Smith & Nephew PLC	44,594	571,747
Spirax-Sarco Engineering PLC	85,749	12,511,545
Unilever PLC	1,648,223	80,273,219

		415,378,787

United States — 37.7%
3M Co.	457	65,461
Abbott Laboratories(k)	1,267,222	137,924,442
AbbVie, Inc.(k)	625,494	89,764,644
Activision Blizzard, Inc.	150,687	12,047,426
Adobe, Inc.(e)	23,902	9,802,688
Advance Auto Parts, Inc.	23,596	4,568,657
Advanced Micro Devices, Inc.(e)	650	61,405
AES Corp.	1,492	33,152
Agilent Technologies, Inc.	24,813	3,327,423
Air Products & Chemicals, Inc.	351,602	87,278,164

Security	Shares	Value

United States (continued)
Airbnb, Inc., Class A(e)	25,785	$2,861,619
Albemarle Corp.(h)	179,226	43,786,704
Alcoa Corp.	419,641	21,355,530
Align Technology, Inc.(e)	19,304	5,423,845
Allstate Corp.	409	47,841
Alphabet, Inc., Class A(e)	6,920	804,934
Alphabet, Inc., Class C(e)(k)	2,564,271	299,096,569
Altair Engineering, Inc., Class A(e)(h)	227,342	13,392,717
AltC Acquisition Corp., Class A(e)	620,753	6,021,304
Altria Group, Inc.	141,078	6,187,681
Altus Power, Inc., (Acquired 01/21/22, Cost: $4,543,500)(i)	454,350	3,562,104
Amazon.com, Inc.(e)(k)	1,814,284	244,837,626
American Express Co.	15,379	2,368,674
American Tower Corp.	445,154	120,561,058
AMETEK, Inc.	890	109,915
Amgen, Inc.	13,646	3,376,976
ANSYS, Inc.(e)	51,679	14,417,924
APA Corp.	41,130	1,528,802
Apple, Inc.(k)	2,250,841	365,784,171
Applied Materials, Inc.	439,872	46,617,635
Aptiv PLC(e)	398,263	41,773,806
Archer-Daniels-Midland Co.	1,237,666	102,441,615
Astra Space, Inc., (Acquired 08/20/21, Cost: $7,485,660)(i)	748,566	1,070,449
AT&T, Inc.	1,131	21,240
Atlassian Corp. PLC, Class A(e)	24,985	5,229,860
Autodesk, Inc.(e)	73,800	15,964,416
Automatic Data Processing, Inc.	120	28,934
AutoZone, Inc.(e)	1,564	3,342,878
Baker Hughes Co.	400,442	10,287,355
Ball Corp.	25,006	1,835,941
Bank of America Corp.(k)	2,879,802	97,366,106
Bausch Health Cos., Inc.(e)	4,139	19,070
Baxter International, Inc.	1,011	59,305
Berkshire Hathaway, Inc., Class B(e)	783	235,370
Best Buy Co., Inc.	10,252	789,301
Blend Labs, Inc., Class A(e)(h)	269,644	711,860
Boeing Co.(e)	21,612	3,443,008
Booking Holdings, Inc.(e)	10,097	19,544,662
Boston Scientific Corp.(e)(k)	2,282,916	93,713,702
Bristol-Myers Squibb Co.	1,011	74,592
Broadcom, Inc.	2,695	1,443,119
Brown-Forman Corp., Class B	73,803	5,477,659
Bunge Ltd.	587,986	54,288,747
Cadence Design Systems, Inc.(e)	126,998	23,631,788
California Resources Corp.	387,781	17,395,856
Capital One Financial Corp.	9,618	1,056,345
Capri Holdings Ltd.(e)	523,452	25,481,643
Catalent, Inc.(e)	217	24,543
Caterpillar, Inc.	4,356	863,577
CDW Corp.(h)	457	82,959
Celanese Corp.	458	53,820
Centene Corp.(e)	31,311	2,910,984
CF Industries Holdings, Inc.	1,175,972	112,293,566
Charles Schwab Corp.(k)	1,676,020	115,729,181
Charter Communications, Inc., Class A(e)(h)	120,361	52,007,988
Chesapeake Energy Corp.	70,609	6,649,250
Chevron Corp.	27,235	4,460,548
Chipotle Mexican Grill, Inc.(e)	6,113	9,562,077
Chubb Ltd.	10,782	2,033,916

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Cigna Corp.	39,485	$10,872,590
Cincinnati Financial Corp.	794	77,288
Cintas Corp.	3,417	1,453,899
Cisco Systems, Inc.	21,034	954,313
CME Group, Inc.	70,328	14,029,029
Coca-Cola Co.	433	27,786
Colgate-Palmolive Co.	602	47,401
Comcast Corp., Class A	1,432,419	53,744,361
ConocoPhillips(k)	1,711,012	166,703,899
Constellation Energy Corp.	33,019	2,182,556
Cooper Cos., Inc.	120	39,240
Corteva, Inc.	114,136	6,568,527
Costco Wholesale Corp.	208,846	113,048,340
Crowdstrike Holdings, Inc., Class A(e)	267,263	49,069,487
Crown Castle International Corp.	21,347	3,856,549
Crown Holdings, Inc.	20,542	2,088,711
Crown PropTech Acquisitions(e)	487,104	4,846,685
Crown Proptech Acquisitions Pvt Ltd.(d)(e)	186,720	367,838
CSX Corp.	290,194	9,381,972
CVS Health Corp.	337	32,244
D.R. Horton, Inc.	778,378	60,736,835
Danaher Corp.	96	27,981
Darling Ingredients, Inc.(e)	53,922	3,735,716
Datadog, Inc., Class A(e)	272,062	27,753,045
Davidson Kempner Merchant Co-investment Fund LP, (Acquired 04/01/21, Cost: $17,262,094)(i)(j)(l)	26,559,000	27,886,950
DaVita, Inc.(e)	55,059	4,633,765
Deere & Co.	136,553	46,862,259
Dell Technologies, Inc., Class C	30,829	1,389,155
Delta Air Lines, Inc.(e)	60,527	1,924,759
Devon Energy Corp.	117,307	7,372,745
DexCom, Inc.(e)	458,984	37,673,407
Digital Realty Trust, Inc.	481	63,708
Diversey Holdings Ltd.(e)(h)	2,003,586	15,006,859
Domino’s Pizza, Inc.	85,054	33,350,524
Dow, Inc.	50,413	2,682,476
Dynatrace, Inc.(e)	1,048,251	39,445,685
Eaton Corp. PLC	289	42,885
eBay, Inc.	46,967	2,284,005
Edwards Lifesciences Corp.(e)	490,690	49,333,973
Electronic Arts, Inc.	5,319	698,012
Element Solutions, Inc.	183,943	3,634,714
Elevance Health, Inc.	14,344	6,843,522
Eli Lilly & Co.	57,092	18,822,661
Emerson Electric Co.	63,415	5,711,789
Energy Transfer LP	798,584	9,031,985
EOG Resources, Inc.	457	50,828
Epic Games, Inc., (Acquired 07/02/20, Cost: $23,484,725)(d)(e)(i)	40,843	37,983,990
EQT Corp.	1,877,018	82,645,103
Equinix, Inc.	4,500	3,166,830
Essex Property Trust, Inc.	10,036	2,875,615
Estee Lauder Cos., Inc., Class A	193	52,708
Eversource Energy	39,614	3,494,747
Excelerate Energy, Inc., Class A(e)	166,866	3,694,413
Expedia Group, Inc.(e)	38,603	4,093,848
Extra Space Storage, Inc.	23,268	4,409,751
Exxon Mobil Corp.	493,921	47,875,763
F5, Inc.(e)	214,502	35,899,055

Security	Shares	Value

United States (continued)
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $40,652,984)(d)(e)(i)	599,248	$38,825,278
Fidelity National Information Services, Inc.	433	44,235
FleetCor Technologies, Inc.(e)	265	58,324
Floor & Decor Holdings, Inc., Class A(e)	92,138	7,423,559
FMC Corp.	36,365	4,040,151
Ford Motor Co.	929,261	13,650,844
Fortinet, Inc.(e)	455,115	27,147,610
Fortive Corp.(h)	1,584,088	102,094,472
FQT Private(d)(e)	2,439,185	2,780,671
Freeport-McMoRan, Inc.(h)(k)	2,461,771	77,668,875
Gartner, Inc.(e)	4,861	1,290,498
Generac Holdings, Inc.(e)	25,724	6,901,749
General Dynamics Corp.	21,997	4,986,060
General Motors Co.(e)	990,717	35,923,398
Genuine Parts Co.	9,808	1,499,349
Gilead Sciences, Inc.	62,672	3,744,652
Global Payments, Inc.	409	50,029
Halliburton Co.	118,079	3,459,715
Hasbro, Inc.	674	53,057
HCA Healthcare, Inc.	12,105	2,571,344
Health Care Select Sector SPDR Fund(h)	201,333	26,656,489
Healthpeak Properties, Inc.	55,508	1,533,686
Henry Schein, Inc.(e)	674	53,131
Hewlett Packard Enterprise Co.	84,946	1,209,631
Hilton Worldwide Holdings, Inc.	361,181	46,256,451
Home Depot, Inc.	301,434	90,713,548
Honeywell International, Inc.	385	74,097
Host Hotels & Resorts, Inc.	2,022	36,012
HP, Inc.	35,461	1,184,043
Humana, Inc.	341,186	164,451,652
Huntington Ingalls Industries, Inc.	4,380	949,759
iHeartMedia, Inc., Class A(e)	10,778	80,619
Illinois Tool Works, Inc.	144	29,917
Illumina, Inc.(e)	96	20,801
Informatica, Inc., Class A(e)(h)	511,721	11,718,411
Intercontinental Exchange, Inc.	55,762	5,687,166
International Flavors & Fragrances, Inc.	416,664	51,687,169
Intuit, Inc.	86,239	39,339,645
Intuitive Surgical, Inc.(e)	212,928	49,009,638
Invesco Municipal Opportunity Trust	208,538	2,264,723
Invesco Municipal Trust	206,960	2,202,054
Invesco Quality Municipal Income Trust	205,405	2,216,320
Invesco Trust for Investment Grade Municipals(f)	210,256	2,319,124
Invesco Value Municipal Income Trust	175,143	2,455,505
IQVIA Holdings, Inc.(e)(h)	22,114	5,313,331
Johnson & Johnson	503,696	87,905,026
JPMorgan Chase & Co.	29,098	3,356,745
Kinder Morgan, Inc.	112,848	2,030,136
Laboratory Corp. of America Holdings	9,314	2,442,038
Lam Research Corp.	4,240	2,122,162
Latch, Inc., (Acquired 07/12/21, Cost: $5,208,540)(i)	520,854	625,025
Liberty Media Acquisition Corp.(e)	1,579,349	15,651,349
Liberty Media Corp.-Liberty SiriusXM, Class A(e)	804,770	32,070,084
Liberty Media Corp.-Liberty SiriusXM, Class C(e)	1,113,647	44,345,424
Lions Gate Entertainment Corp., Class A(e)(h)	563,672	4,937,767
Live Nation Entertainment, Inc.(e)	18,387	1,728,194
LKQ Corp.	18,315	1,004,395
Lockheed Martin Corp.	12,370	5,118,830

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Loews Corp.	1,781	$103,743
Lookout, Inc., (Acquired 03/04/15, Cost: $2,002,652)(d)(e)(i)	175,316	1,577,844
Lowe’s Cos., Inc.	97,758	18,723,590
LyondellBasell Industries NV, Class A	466,438	41,568,955
Marsh & McLennan Cos., Inc.	831,495	136,331,920
Masco Corp.	194,840	10,790,239
Masimo Corp.(e)	63,498	9,180,541
Mastercard, Inc., Class A	484,444	171,391,443
McCormick & Co., Inc.	361	31,533
McDonald’s Corp.	342,683	90,252,422
Merck & Co., Inc.	892,587	79,743,723
Meta Platforms, Inc., Class A(e)	21,436	3,410,468
MetLife, Inc.	627	39,658
Mettler-Toledo International, Inc.(e)	2,599	3,507,948
Micron Technology, Inc.	706,614	43,711,142
Microsoft Corp.(k)	1,423,969	399,765,057
Mid-America Apartment Communities, Inc.	241	44,761
Mirion Technologies, Inc., (Acquired 11/04/21, Cost: $26,727,100)(i)	2,672,710	18,174,428
Mirion Technologies, Inc.(e)(h)	270,185	1,837,258
Molina Healthcare, Inc.(e)	5,632	1,845,719
MongoDB, Inc.(e)(h)	45,385	14,181,451
Moody’s Corp.	4,486	1,391,781
Morgan Stanley	801,471	67,564,005
Mosaic Co.	62,156	3,273,135
Mr. Cooper Group, Inc.(e)	106,908	4,816,205
NetApp, Inc.	36,172	2,580,149
NextEra Energy, Inc.	1,193,857	100,868,978
NIKE, Inc., Class B	170,392	19,581,449
Norfolk Southern Corp.	14,440	3,626,895
Northrop Grumman Corp.(h)	208,963	100,072,381
Nuveen Municipal Value Fund, Inc.	324,048	3,013,646
NVIDIA Corp.(k)	280,091	50,872,928
Offerpad Solutions, Inc., (Acquired 10/01/21, Cost: $7,437,940)(i)	743,794	1,569,405
Okta, Inc.(e)(h)	64,801	6,379,658
ONEOK, Inc.	96,916	5,789,762
Opendoor Technologies, Inc.(e)(h)	744,088	3,653,472
Oracle Corp.	21,894	1,704,229
O’Reilly Automotive, Inc.(e)	3,871	2,723,597
Organon & Co.	1,709	54,209
Otis Worldwide Corp.	246,038	19,232,790
Palo Alto Networks, Inc.(e)	58,232	29,063,591
Park Hotels & Resorts, Inc.(h)	134,442	2,095,951
Paycom Software, Inc.(e)(h)	7,220	2,386,138
Peloton Interactive, Inc., Class A(e)	628,174	5,961,371
PepsiCo, Inc.	78,752	13,778,450
Pfizer, Inc.	37,399	1,889,023
Philip Morris International, Inc.	385	37,403
Phillips 66	23,898	2,126,922
Pioneer Natural Resources Co.	156,409	37,061,113
Planet Labs, Inc., (Acquired 01/06/22, Cost: $5,833,600)(i)	583,360	3,109,309
Playstudios, Inc., (Acquired 07/30/21, Cost: $8,313,480)(i)	831,348	3,342,019
PNC Financial Services Group, Inc.	19,439	3,225,708
Pool Corp.	168	60,094
Project Barkley, (Acquired 02/11/22, Cost: $31,181,561)(d)(e)(i)	11,562,554	17,459,457
Prologis, Inc.	20,625	2,734,050

Security	Shares	Value

United States (continued)
Proof Acquisition Corp.(d)(e)	108,512	$120,448
Public Service Enterprise Group, Inc.	44,860	2,945,956
Public Storage	72	23,502
PVH Corp.	11,552	715,300
Quest Diagnostics, Inc.	9,939	1,357,369
Raymond James Financial, Inc.	582,039	57,313,380
Raytheon Technologies Corp.	1,131	105,421
Regeneron Pharmaceuticals, Inc.(e)	72	41,882
ResMed, Inc.	94,280	22,676,226
Rocket Lab USA, Inc.(e)(h)	447,252	2,088,667
Rockwell Automation, Inc.	168	42,887
Roper Technologies, Inc.	2,912	1,271,583
Rotor Acquisition Corp.(d)(e)	87,039	221,079
Royal Caribbean Cruises Ltd.(e)	770	29,807
S&P Global, Inc.	51,178	19,290,524
Salesforce, Inc.(e)	751,993	138,381,752
Samsonite International SA(e)	330,900	694,098
Sarcos Technology & Robotics Corp., (Acquired 10/21/21, Cost: $35,605,660)(i)	3,560,566	11,927,896
Sarcos Technology & Robotics Corp.(e)(h)	164,137	549,859
SBA Communications Corp.	15,621	5,245,376
Schlumberger NV	281,812	10,435,498
Seagen, Inc.(e)	231,716	41,704,246
Sempra Energy	839,424	139,176,499
ServiceNow, Inc.(e)	110,968	49,564,967
Signet Jewelers Ltd.	122,585	7,472,782
Simon Property Group, Inc.	313	34,004
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $1,060,929)(d)(e)(i)	70,636	697,177
Snowflake, Inc., Class A(e)	25,559	3,831,550
Sonder Holdings, Inc., Class A, (Acquired 02/09/22, Cost: $7,460,056)(i)	830,701	1,287,587
Sonos, Inc.(e)(h)	132,139	2,921,593
Southwest Airlines Co.(e)	23,922	911,907
Splunk, Inc.(e)	50,141	5,210,151
Stanley Black & Decker, Inc.	409	39,808
Starbucks Corp.	650,806	55,175,333
Starwood Property Trust, Inc.	295,709	6,984,647
Stryker Corp.	169,426	36,384,233
Sun Country Airlines Holdings, Inc., (Acquired 09/17/21, Cost: $21,728,687)(b)(i)	963,151	19,426,756
Symbotic Pipe, (Acquired 06/07/22, Cost: $4,367,000)(i)	436,700	6,863,022
Synchrony Financial	73,085	2,446,886
Taboola.com Ltd., (Acquired 09/02/21, Cost: $6,718,980)(i)	671,898	1,760,373
Tapestry, Inc.	45,077	1,515,939
Target Corp.	5,769	942,539
Tesla, Inc.(e)(h)(k)	52,156	46,494,466
Texas Instruments, Inc.	289	51,699
Textron, Inc.	1,637	107,453
Thermo Fisher Scientific, Inc.	146,656	87,760,417
TJX Cos., Inc.	829,111	50,708,429
T-Mobile U.S., Inc.(e)	505	72,245
Toast, Inc., Class A(e)	354,104	5,658,582
Toll Brothers, Inc.	49,482	2,433,525
TPB Acquisition Corp. I, Class A(e)	287,026	2,787,022
Tractor Supply Co.	191,232	36,617,103
TransDigm Group, Inc.(e)	14,273	8,882,659
Travelers Cos., Inc.	20,096	3,189,235
Twilio, Inc., Class A(e)	10,811	916,773

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Tyson Foods, Inc., Class A		313	$27,547
U.S. Bancorp		174,909	8,255,705
Union Pacific Corp.		602	136,835
United Airlines Holdings, Inc.(e)		1,685	61,924
United Parcel Service, Inc., Class B		552,135	107,605,590
United Rentals, Inc.(e)		37,407	12,070,117
UnitedHealth Group, Inc.		329,127	178,498,737
Univar Solutions, Inc.(e)		72,162	1,951,260
Valero Energy Corp.		929,712	102,984,198
Veeva Systems, Inc., Class A(e)		6,426	1,436,725
VeriSign, Inc.(e)		104,245	19,718,984
Verisk Analytics, Inc.		86,480	16,452,820
Verizon Communications, Inc.		114,590	5,292,912
Vertex Pharmaceuticals, Inc.(e)		193	54,119
Vertiv Holdings, (Acquired 09/15/21, Cost: $34,914,630)(i)		3,491,463	39,872,507
Visa, Inc., Class A		14,731	3,124,592
VMware, Inc., Class A		7,220	838,964
Vulcan Materials Co.		474,985	78,529,270
W R Berkley Corp.		1,306	81,664
Walmart, Inc.		328,158	43,333,264
Walt Disney Co.(e)		601,275	63,795,277
Waste Connections, Inc.		39,050	5,208,098
Waters Corp.(e)(h)		4,659	1,696,016
Wells Fargo & Co.		1,195,070	52,427,721
West Pharmaceutical Services, Inc.		7,157	2,458,859
Western Digital Corp.(e)(h)		107,850	5,295,435
Weyerhaeuser Co.		269,001	9,770,116
Williams Cos., Inc.		1,179	40,192
Willis Towers Watson PLC(h)		11,747	2,430,924
WillScot Mobile Mini Holdings Corp.(e)		275,641	10,642,499
Workday, Inc., Class A(e)		36,918	5,725,982
XPO Logistics, Inc.(e)		466,227	27,852,401
Yum! Brands, Inc.		168	20,587
Zebra Technologies Corp., Class A(e)(h)		4,563	1,632,139
Zoetis, Inc.		76,153	13,901,730
Zscaler, Inc.(e)		114,610	17,771,427

			7,813,837,245

Total Common Stocks — 54.6% (Cost: $8,863,902,108)			11,328,273,211

		Par (000)

Corporate Bonds

Australia — 0.9%
National Australia Bank Ltd., 3.38%, 01/14/26	USD	155	153,904
Oceana Australian Fixed Income Trust(d)(e)
10.00%, 08/31/23	AUD	7,008	4,933,215
10.25%, 08/31/25		13,002	9,436,978
Quintis Australia Pty. Ltd.(b)(d)(e)(g)(m)
(12.00% PIK), 0.00%, 10/01/28	USD	82,685	82,684,528
(7.50% Cash or 8.00% PIK), 7.50%, 10/01/26		92,389	92,389,186

			189,597,811

Security		Par (000)	Value

Bermuda(c) — 0.0%
Li & Fung Ltd.
4.38%, 10/04/24	USD	1,000	$935,000
4.50%, 08/18/25		760	703,000
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38		2,710	2,291,305

			3,929,305

British Virgin Islands — 0.0%
Easy Tactic Ltd., 6.50%, 07/11/28		1,566	211,394
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(c)		1,800	1,580,058
New Metro Global Ltd., 4.50%, 05/02/26(c)		1,118	301,860

			2,093,312

Canada — 0.2%
Canadian Pacific Railway Co., 4.00%, 06/01/28		6,030	6,106,836
First Quantum Minerals Ltd., 6.88%, 10/15/27(b)		4,329	4,090,905
Rogers Communications, Inc., 2.95%, 03/15/25(b)		7,511	7,385,550
Royal Bank of Canada
0.65%, 07/29/24		175	165,371
0.75%, 10/07/24		451	422,755
1.20%, 04/27/26		85	77,490
4.24%, 08/03/27		6,076	6,155,665
Thomson Reuters Corp., 3.35%, 05/15/26		97	95,538
Toronto-Dominion Bank
2.35%, 03/08/24		7,002	6,885,362
2.80%, 03/10/27		179	171,365
2.00%, 09/10/31		1,372	1,154,309

			32,711,146

Cayman Islands — 0.1%
Agile Group Holdings Ltd., 5.50%, 04/21/25(c)		1,130	305,100
Central China Real Estate Ltd., 7.90%, 11/07/23(c)		510	173,400
China Aoyuan Group Ltd., 6.20%, 03/24/26(c)(e)(n)		3,132	172,260
China Evergrande Group, 10.00%, 04/11/23(c)(e)(n)		1,139	93,113
China SCE Group Holdings Ltd.(c)
7.38%, 04/09/24		339	68,605
7.00%, 05/02/25		314	50,240
CIFI Holdings Group Co. Ltd.(c)
6.00%, 07/16/25		569	210,530
4.45%, 08/17/26		200	68,000
Fantasia Holdings Group Co. Ltd.(e)(n)
7.95%, 07/05/22		510	38,250
10.88%, 01/09/23(c)		3,132	234,900
9.25%, 07/28/23(c)		902	67,650
9.88%, 10/19/23(c)		481	36,075
Hilong Holding Ltd., 9.75%, 11/18/24(c)		1,375	660,258
Jingrui Holdings Ltd., 12.00%, 07/25/22(e)(n)		1,269	245,757
Melco Resorts Finance Ltd.(c)
5.25%, 04/26/26		647	504,660
5.38%, 12/04/29		1,234	851,460
MGM China Holdings Ltd., 5.38%, 05/15/24(c)		1,600	1,440,000
Modern Land China Co. Ltd.(c)(d)(e)(n)
11.50%, 11/13/22		569	91,040
9.80%, 04/11/23		2,170	347,200
11.95%, 03/04/24		569	91,040

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/24(c)	USD	1,139	$142,375
Redsun Properties Group Ltd., 10.50%, 10/03/22(c)		769	69,210
Ronshine China Holdings Ltd.(c)(e)(n)
6.75%, 08/05/24		200	14,000
7.10%, 01/25/25		2,778	166,680
Sands China Ltd., 4.88%, 06/18/30		1,100	932,250
Shimao Group Holdings Ltd., 3.45%, 01/11/31(c)(e)(n)		1,000	75,500
Shui On Development Holding Ltd., 5.50%, 03/03/25(c)		1,298	889,130
Sinic Holdings Group Co. Ltd.(d)(e)(n)
8.50%, 01/24/22(c)		490	9,800
10.50%, 12/18/22		1,188	23,760
Sunac China Holdings Ltd., 6.50%, 01/10/25(c)(e)(n)		594	65,340
Times China Holdings Ltd.(c)
6.75%, 07/08/25		493	54,230
5.75%, 01/14/27		1,924	182,780
Yuzhou Group Holdings Co. Ltd.(c)(e)(n)
8.50%, 02/04/23		539	37,730
8.50%, 02/26/24		1,970	137,900
8.38%, 10/30/24		480	33,600
8.30%, 05/27/25		1,423	99,610
Zhenro Properties Group Ltd., 6.63%, 01/07/26(c)(e)(n)		363	21,780

			8,705,213

China — 0.0%
China Aoyuan Group Ltd.(c)(e)(n)
7.95%, 02/19/23		2,573	163,707
6.35%, 02/08/24		801	44,055
China Evergrande Group, 11.50%, 01/22/23(c)(e)(n)		2,277	184,722
China Milk Products Group Ltd., 0.00%, 01/15/49(d)(e)(n)		39,500	40
China SCE Group Holdings Ltd., 7.25%, 04/19/23(c)		278	90,350
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25(c)		569	204,840
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22(c)(e)(n)		2,110	158,250
Fortune Star BVI Ltd.(c)
6.85%, 07/02/24		732	501,420
5.00%, 05/18/26		579	295,290
KWG Group Holdings Ltd., 7.40%, 03/05/24(c)		1,513	189,125
RKPF Overseas Ltd., Series 2019-A, 6.00%, 09/04/25(c)		1,327	504,260
Sunac China Holdings Ltd.(c)
6.65%, 08/03/24(e)(n)		1,423	160,087
6.65%, 08/03/24		122	13,725
Wanda Properties Overseas Ltd., 6.88%, 07/23/23(c)		325	229,125
ZhongAn Online P&C Insurance Co. Ltd., 3.50%, 03/08/26(c)		2,632	2,026,640

			4,765,636

Germany — 0.2%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24(b)	EUR	18,415	14,868,626

Security		Par (000)	Value

Germany (continued)
APCOA Parking Holdings GmbH, (3 mo. EURIBOR + 5.00%), 5.00%, 01/15/27(a)(b)	EUR	9,529	$8,940,699
Douglas GmbH, 6.00%, 04/08/26(b)		11,938	10,188,027
Kirk Beauty SUN GmbH, (8.25% Cash or 9.00% PIK), 8.25%, 10/01/26(b)(m)		9,048	5,722,583
KME SE, 6.75%, 02/01/23(c)		3,866	3,837,603

			43,557,538

Hong Kong — 0.1%
AIA Group Ltd., (5 year CMT + 1.76%), 2.70%(a)(c)(o)	USD	2,260	1,954,900
Bank of East Asia Ltd.(a)(c)(o)
(5 year CMT + 4.26%), 5.88%		733	692,685
(5 year CMT + 5.53%), 5.83%		733	681,690
Nanyang Commercial Bank Ltd., (5 year CMT + 2.18%), 3.80%, 11/20/29(a)(c)		2,470	2,403,310
NWD MTN Ltd., 4.13%, 07/18/29(c)		1,968	1,713,144
Wanda Group Overseas Ltd., 8.88%, 03/21/23(c)		360	282,600
Yango Justice International Ltd.(e)(n)
10.25%, 09/15/22		503	32,318
9.25%, 04/15/23(c)(d)		1,154	69,240
7.88%, 09/04/24(c)(d)		1,223	73,380
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(c)		939	600,960

			8,504,227

India — 0.1%
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(c)		760	751,118
Bharti Airtel Ltd., 3.25%, 06/03/31(c)		1,320	1,121,934
GMR Hyderabad International Airport Ltd.(c)
5.38%, 04/10/24		397	382,435
4.25%, 10/27/27		596	493,488
HDFC Bank Ltd., (5 year CMT + 2.93%), 3.70%(a)(c)(o)		1,549	1,312,778
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(c)		3,230	3,129,668
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(c)		280	257,600
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(c)		2,340	2,280,476
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/30(c)		2,000	1,761,625
JSW Steel Ltd., 5.38%, 04/04/25(c)		1,391	1,307,540
Oil India Ltd., 5.13%, 02/04/29(c)		1,210	1,201,152
Power Finance Corp. Ltd., 4.50%, 06/18/29(c)		2,840	2,675,457
REC Ltd., 2.75%, 01/13/27(c)		2,000	1,825,660
REI Agro Ltd.(e)(n)
5.50%, 11/13/21		44,430	368,535
5.50%, 11/13/21(d)		8,271	1
ReNew Power Pvt Ltd., 5.88%, 03/05/27(c)		521	495,536
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22(c)		1,139	1,130,458
4.40%, 03/13/24		703	664,335
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31(c)		2,105	1,638,658
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(c)		1,222	1,050,385

			23,848,839

Indonesia(c) — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26		1,222	1,121,319
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		1,399	1,301,224

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.38%, 01/25/29	USD	2,650	$2,676,792
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		398	375,615
Theta Capital Pte. Ltd., 8.13%, 01/22/25		1,398	1,121,283

			6,596,233

Ireland — 0.1%
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26		19,710	19,186,532

Isle of Man — 0.0%
Gohl Capital Ltd., 4.25%, 01/24/27(c)		1,640	1,452,732

Italy — 0.3%
Castor SpA(b)
6.00%, 02/15/29	EUR	2,764	2,523,524
(3 mo. EURIBOR + 5.25%), 5.25%, 02/15/29(a)		8,819	8,243,707
Forno d’Asolo SpA, (3 mo. EURIBOR + 5.50%), 5.50%, 04/30/27(a)(b)		21,390	19,566,171
Marcolin SpA, 6.13%, 11/15/26(b)		10,346	9,277,738
Shiba Bidco SpA, 4.50%, 10/31/28(b)		9,744	8,465,024
Taurus Law 130 Securities SRL, (Acquired 12/21/21, Cost: $18,677,880), 1.78%, 05/21/26(d)(e)(i)		16,554	16,919,011

			64,995,175

Japan — 0.0%
Nissan Motor Co. Ltd., 3.52%, 09/17/25(b)	USD	1,964	1,887,726
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28		2,714	2,836,654

			4,724,380

Jersey — 0.0%
Aptiv PLC, 3.10%, 12/01/51		1,380	917,369
Wheel Bidco Ltd., 6.75%, 07/15/26(b)	GBP	4,123	4,167,421

			5,084,790

Luxembourg(b) — 0.2%
Garfunkelux Holdco 3 SA
6.75%, 11/01/25	EUR	4,916	4,314,198
7.75%, 11/01/25	GBP	8,358	8,824,648
Herens Midco Sarl, 5.25%, 05/15/29	EUR	12,016	8,604,033
Picard Bondsco SA, 5.38%, 07/01/27		8,380	8,008,066
Sani/Ikos Financial Holdings 1 SARL, 5.63%, 12/15/26		8,042	7,288,896

			37,039,841

Macau(c) — 0.0%
Champion Path Holdings Ltd.
4.50%, 01/27/26	USD	371	237,440
4.85%, 01/27/28		291	174,746
MGM China Holdings Ltd., 5.88%, 05/15/26		796	656,600
Studio City Finance Ltd., 5.00%, 01/15/29		1,884	933,522

			2,002,308

Malaysia(c) — 0.0%
CIMB Bank BHD, 2.13%, 07/20/27		2,800	2,573,900
Dua Capital Ltd., 2.78%, 05/11/31		2,000	1,655,780
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28		2,650	2,744,903

			6,974,583

Security		Par (000)	Value

Mauritius(c) — 0.0%
CA Magnum Holdings, 5.38%, 10/31/26	USD	1,775	$1,562,000
India Green Power Holdings, 4.00%, 02/22/27		600	480,000
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(o)		543	521,171
UPL Corp. Ltd.
4.63%, 06/16/30		2,990	2,286,042
(5 year CMT + 3.87%), 5.25%(a)(o)		530	365,303

			5,214,516

MultiNational — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27(b)		1,620	1,666,575
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		6,460	6,318,074
NXP BV / NXP Funding LLC, 5.35%, 03/01/26		1,157	1,194,964
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.25%, 11/30/51		1,380	987,925

			10,167,538

Netherlands — 0.1%
Greenko Dutch BV, 3.85%, 03/29/26(c)		3,117	2,704,501
ING Groep NV
4.63%, 01/06/26(b)		372	376,690
(1 year CMT + 1.10%), 1.40%, 07/01/26(a)(b)		163	148,924
(SOFR + 1.64%), 3.87%, 03/28/26(a)		1,085	1,069,936
LYB International Finance II BV, 3.50%, 03/02/27		11,414	11,067,436
LyondellBasell Industries NV, 5.75%, 04/15/24		748	766,818
Minejesa Capital BV, 4.63%, 08/10/30(c)		2,450	2,205,269
Mondelez International Holdings Netherlands BV, 1.25%, 09/24/26(b)		124	112,237
Titan Holdings II BV, 5.13%, 07/15/29(b)	EUR	6,277	5,307,722
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)	USD	2,265	2,231,025
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		313	293,437

			26,283,995

Philippines — 0.0%
Globe Telecom, Inc., (5 year CMT + 5.53%), 4.20%(a)(c)(o)		1,015	933,800

Republic of Korea(c) — 0.0%
Hanwha Life Insurance Co., Ltd., (5 year CMT + 1.85%), 3.38%, 02/04/32(a)		600	553,050
LG Chem Ltd., 2.38%, 07/07/31		2,100	1,774,164

			2,327,214

Singapore(c) — 0.1%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28		741	724,328
BOC Aviation Ltd., 3.50%, 09/18/27		1,520	1,461,575
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27		2,990	2,932,629
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27		489	406,019
DBS Group Holdings Ltd., (5 year CMT + 1.92%), 3.30%(a)(o)		2,370	2,212,987
GLP Pte. Ltd., (5 year CMT + 3.74%), 4.50%(a)(o)		1,281	1,023,039
LLPL Capital Pte. Ltd., 6.88%, 02/04/39		1,717	1,617,756
LMIRT Capital Pte Ltd., 7.50%, 02/09/26		1,139	820,080
Oil India International Pte. Ltd., 4.00%, 04/21/27		760	735,680

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Singapore (continued)
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26	USD	2,000	$1,940,375
TML Holdings Pte. Ltd., 4.35%, 06/09/26		1,139	996,127

			14,870,595

South Korea(c) — 0.1%
Hanwha Life Insurance Co. Ltd., (5 year CMT + 2.00%), 4.70%(a)(o)		2,890	2,857,127
Kookmin Bank
2.50%, 11/04/30		1,710	1,464,042
(5 year CMT + 2.64%), 4.35%(a)(o)		2,310	2,205,761
Shinhan Financial Group Co. Ltd., (5 year CMT + 2.06%), 2.88%(a)(o)		1,550	1,302,000
SK Hynix, Inc., 2.38%, 01/19/31		3,160	2,496,400

			10,325,330

Switzerland(a)(b) — 0.1%
UBS Group AG
(1 year CMT + 0.83%), 1.01%, 07/30/24		7,278	7,069,484
(1 year CMT + 1.00%), 2.10%, 02/11/32		1,376	1,113,155
(1 year CMT + 1.55%), 4.49%, 05/12/26		3,026	3,043,719

			11,226,358

Thailand — 0.0%
Bangkok Bank PCL
(5 year CMT + 1.90%), 3.73%, 09/25/34(a)(c)		832	733,876
(5 year CMT + 2.15%), 3.47%, 09/23/36		1,500	1,282,245
(5 year CMT + 4.73%), 5.00%		1,512	1,405,498
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(c)		820	692,798
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)(c)		819	735,974
Krung Thai Bank PCL, (5 year CMT + 3.53%), 4.40%(a)(c)(o)		996	836,640
Muang Thai Life Assurance PCL, (10 year CMT + 2.40%), 3.55%, 01/27/37(a)(c)		2,350	2,109,125

			7,796,156

Turkey — 0.1%
Bio City Development Co. BV, 8.00%, 07/06/21(d)(e)(g)(n)		140,850	10,915,875

United Kingdom — 0.6%
AstraZeneca PLC
1.38%, 08/06/30		1,372	1,181,000
2.13%, 08/06/50		4,201	2,973,518
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(b)	GBP	12,036	11,725,951
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(b)	EUR	16,262	12,340,775
Boparan Finance PLC, 7.63%, 11/30/25(c)	GBP	11,406	10,209,315
Constellation Automotive Financing PLC, 4.88%, 07/15/27(b)		3,529	3,438,093
Deuce Finco PLC, 5.50%, 06/15/27(b)		26,802	27,580,353
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24	USD	6,813	6,819,540
HSBC Holdings PLC(a)
(SOFR + 0.53%), 0.73%, 08/17/24		6,308	6,064,558
(SOFR + 0.71%), 0.98%, 05/24/25		1,870	1,749,948
Inspired Entertainment Financing PLC, 7.88%, 06/01/26(b)	GBP	7,442	8,716,212
Kane Bidco Ltd.(b)
5.00%, 02/15/27	EUR	6,662	6,078,083
6.50%, 02/15/27	GBP	8,008	8,594,074
Lloyds Bank PLC, 3.50%, 05/14/25	USD	402	399,184

Security		Par (000)	Value

United Kingdom (continued)
Market Bidco Finco PLC, 5.50%, 11/04/27	GBP	21,204	$21,367,894
NatWest Group PLC, 5.13%, 05/28/24	USD	405	405,833
Royalty Pharma PLC, 2.15%, 09/02/31		1,372	1,134,018
Sky PLC, 3.75%, 09/16/24(b)		263	263,902
Vedanta Resources Finance II PLC, 8.00%, 04/23/23(c)		524	459,417

			131,501,668

United States — 5.5%
AbbVie, Inc.
3.80%, 03/15/25		6,092	6,107,705
3.60%, 05/14/25		10,298	10,299,740
3.20%, 05/14/26		202	200,120
2.95%, 11/21/26		8,342	8,138,801
4.25%, 11/21/49		5,737	5,387,623
Aetna, Inc., 3.50%, 11/15/24		634	631,235
Affinity Gaming, 6.88%, 12/15/27(b)		981	850,081
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/29(b)		11,309	9,902,952
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/33		1,372	1,074,779
Allegiant Travel Co., 8.50%, 02/05/24(b)		19,212	19,212,000
Allstate Corp., 1.45%, 12/15/30		1,372	1,129,282
Alphabet, Inc.
1.10%, 08/15/30		1,391	1,188,583
2.25%, 08/15/60		1,402	974,936
Amazon.com, Inc.
2.50%, 06/03/50		2,712	2,035,793
2.70%, 06/03/60		1,380	993,946
American Express Co.
2.25%, 03/04/25		171	165,614
4.05%, 05/03/29		4,085	4,124,675
American Tower Corp.
3.38%, 05/15/24		8,040	7,971,550
1.88%, 10/15/30		1,372	1,117,923
3.10%, 06/15/50		1,380	1,009,898
Amgen, Inc.
1.90%, 02/21/25		167	161,325
3.13%, 05/01/25		967	961,549
2.00%, 01/15/32		1,372	1,172,857
3.00%, 01/15/52		5,413	4,082,359
2.77%, 09/01/53		1,380	980,977
Amphenol Corp.
4.35%, 06/01/29		91	91,952
2.20%, 09/15/31		1,372	1,165,380
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26		7,178	7,221,360
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29		5,823	6,130,512
Apple, Inc., 2.40%, 08/20/50		1,380	1,023,696
AT&T, Inc., 1.70%, 03/25/26		5,890	5,497,013
Avaya, Inc., 6.13%, 09/15/28(b)		1,229	577,298
Bank of America Corp.
3.50%, 04/19/26		199	198,282
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(a)		621	596,583
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(a)		257	254,061

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Bank of America Corp. (continued)
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(a)	USD	182	$177,265
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(a)		427	419,079
(SOFR + 0.65%), 1.53%, 12/06/25(a)		385	360,846
(SOFR + 1.11%), 3.84%, 04/25/25(a)		10,415	10,390,839
(SOFR + 1.33%), 3.38%, 04/02/26(a)		6,264	6,118,582
(SOFR + 1.37%), 1.92%, 10/24/31(a)		1,372	1,130,483
(SOFR + 1.56%), 2.97%, 07/21/52(a)		1,380	1,029,113
(SOFR + 1.75%), 4.83%, 07/22/26(a)		5,145	5,227,414
(SOFR + 2.16%), 5.02%, 07/22/33(a)		6,932	7,228,788
Series L, 4.18%, 11/25/27		6,112	6,094,876
Series N, (SOFR + 0.91%), 1.66%, 03/11/27(a)		187	170,903
Bank of New York Mellon Corp.
4.41%, 07/24/26		2,365	2,404,269
3.85%, 04/26/29		11,484	11,459,330
1.65%, 01/28/31		1,372	1,146,881
Becton Dickinson & Co.
3.70%, 06/06/27		12,332	12,215,846
1.96%, 02/11/31		1,372	1,164,838
Berry Global, Inc., 4.88%, 07/15/26(b)		396	388,761
Blackstone Holdings Finance Co. LLC, 2.00%, 01/30/32(b)		1,372	1,129,914
Boston Properties LP
2.75%, 10/01/26		4,358	4,133,605
2.55%, 04/01/32		1,372	1,134,693
Bristol-Myers Squibb Co.
3.25%, 02/27/27		330	330,402
1.45%, 11/13/30		1,372	1,177,334
2.55%, 11/13/50		1,380	1,026,795
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		7,230	7,154,602
Broadcom, Inc.
3.15%, 11/15/25		5,291	5,182,295
2.45%, 02/15/31(b)		1,372	1,146,348
4.93%, 05/15/37(b)		2,649	2,511,356
Capital One Financial Corp., 3.90%, 01/29/24		5,969	5,972,548
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(b)		1,580	1,133,612
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		2,179	2,130,103
Centennial Resource Production LLC, 5.38%, 01/15/26(b)		375	343,654
Charles Schwab Corp.
4.20%, 03/24/25		164	166,809
3.45%, 02/13/26		321	323,492
1.65%, 03/11/31		1,372	1,145,751
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25		8,678	8,794,387
4.20%, 03/15/28		983	950,250
2.80%, 04/01/31		1,372	1,160,774
3.85%, 04/01/61		1,380	942,623
Cheniere Energy, Inc., 4.63%, 10/15/28		3,300	3,213,045
Churchill Downs, Inc., 5.50%, 04/01/27(b)		70	69,713
Cigna Corp., 1.25%, 03/15/26		270	249,566
Cisco Systems, Inc., 2.50%, 09/20/26		91	89,625
Citigroup, Inc.
3.40%, 05/01/26		68	66,942

Security		Par (000)	Value

United States (continued)
Citigroup, Inc. (continued)
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(a)	USD	1,030	$1,017,835
(SOFR + 0.67%), 0.98%, 05/01/25(a)		786	744,174
(SOFR + 1.37%), 4.14%, 05/24/25(a)		2,000	2,002,095
(SOFR + 1.53%), 3.29%, 03/17/26(a)		8,186	7,997,207
(SOFR + 1.94%), 3.79%, 03/17/33(a)		5,427	5,119,028
Clorox Co., 1.80%, 05/15/30		1,372	1,164,077
Coca-Cola Co.
1.38%, 03/15/31		1,372	1,164,777
2.50%, 03/15/51		1,380	1,042,094
Comcast Corp.
3.95%, 10/15/25		540	549,072
3.55%, 05/01/28		11,311	11,261,335
1.50%, 02/15/31		1,372	1,152,203
2.45%, 08/15/52		1,380	955,452
Conagra Brands, Inc., 4.30%, 05/01/24		313	314,885
Costco Wholesale Corp., 1.75%, 04/20/32		1,372	1,182,118
Cox Communications, Inc., 3.85%, 02/01/25(b)		5,025	5,002,938
Crown Castle International Corp.
3.70%, 06/15/26		5,302	5,230,453
2.50%, 07/15/31		1,372	1,175,168
CSX Corp.
4.25%, 03/15/29		3,929	4,023,270
2.50%, 05/15/51		1,380	981,150
CVS Health Corp.
2.88%, 06/01/26		6,439	6,309,443
1.30%, 08/21/27		5,712	5,099,173
4.30%, 03/25/28		4,968	5,049,922
1.75%, 08/21/30		1,372	1,152,495
5.05%, 03/25/48		6,189	6,286,418
Danaher Corp., 2.80%, 12/10/51		5,321	4,083,808
Deere & Co., 2.75%, 04/15/25		898	887,882
Dell International LLC/EMC Corp.
6.02%, 06/15/26		4,932	5,241,245
3.45%, 12/15/51(b)		1,380	974,840
Discovery Communications LLC, 3.80%, 03/13/24		3,014	3,002,758
Dollar General Corp., 3.88%, 04/15/27		5,019	5,050,843
Duke Realty LP, 2.25%, 01/15/32		1,372	1,180,175
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)		8,929	8,529,963
eBay, Inc., 1.90%, 03/11/25		1,958	1,871,627
Elevance Health, Inc.
2.38%, 01/15/25		120	116,830
3.65%, 12/01/27		7,143	7,168,459
3.13%, 05/15/50		5,120	4,054,988
Eli Lilly & Co., 2.25%, 05/15/50		1,380	1,027,396
Equinix, Inc.
1.45%, 05/15/26		4,600	4,188,883
2.50%, 05/15/31		2,145	1,838,919
3.00%, 07/15/50		690	489,226
Expedia Group, Inc., 2.95%, 03/15/31		1,372	1,132,199
Fidelity National Information Services, Inc.,
1.15%, 03/01/26		133	120,727
Fiserv, Inc., 3.20%, 07/01/26		1,406	1,368,877
Flyr Convertible Notes, 8.00%, 07/20/23(d)(e)		12,532	12,845,300
Flyr Secured Notes, 10.00%, 01/20/27(d)(e)		6,580	6,111,504
Freed Co. Ltd., 10.00%, 12/02/23(d)(e)		17,175	16,445,063

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Freedom Mortgage Corp.(b)
8.13%, 11/15/24	USD	5,170	$4,627,150
8.25%, 04/15/25		4,519	4,044,505
FreeWire Technologies, Inc., 13.00%, 03/31/25(d)(e)		8,301	7,242,623
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		5,850	5,763,069
5.00%, 05/01/28		5,269	4,951,490
6.75%, 05/01/29		9,724	8,654,360
8.75%, 05/15/30		5,533	5,875,437
Frontier North, Inc., Series G, 6.73%, 02/15/28		5,875	5,566,563
Full House Resorts, Inc., 8.25%, 02/15/28(b)		349	284,103
GATX Corp., 3.50%, 03/15/28		124	118,298
GCI LLC, 4.75%, 10/15/28(b)		1,436	1,308,770
General Motors Co.
5.40%, 10/15/29(j)		2,336	2,335,002
(SOFR + 1.16%), 3.62%, 04/17/25(a)		8,567	8,488,697
(SOFR + 1.61%), 4.21%, 04/20/28(a)		8,115	8,116,313
(SOFR + 1.67%), 4.68%, 07/17/26(a)		2,325	2,363,406
(SOFR + 2.08%), 4.89%, 07/20/33(a)		7,939	8,256,003
General Motors Financial Co., Inc.
2.90%, 02/26/25		6,359	6,176,751
5.25%, 03/01/26		6,843	6,977,301
2.70%, 08/20/27		8,499	7,661,577
2.35%, 01/08/31		1,372	1,104,857
Georgia-Pacific LLC, 3.60%, 03/01/25(b)		148	147,685
Gilead Sciences, Inc.
1.65%, 10/01/30		1,372	1,171,396
4.75%, 03/01/46		5,473	5,479,616
2.80%, 10/01/50		5,473	4,043,438
Global Payments, Inc., 2.65%, 02/15/25		647	622,472
Goldman Sachs Group, Inc.(a)
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29		3,151	3,055,437
(SOFR + 0.61%), 0.86%, 02/12/26		234	214,826
(SOFR + 1.25%), 2.38%, 07/21/32		1,372	1,157,484
(SOFR + 1.41%), 3.10%, 02/24/33		8,020	7,166,380
(SOFR + 1.47%), 2.91%, 07/21/42		2,752	2,115,403
Series VAR, (SOFR + 0.79%), 1.09%, 12/09/26		6,909	6,240,622
Green Plains SPE LLC, 11.75%, 02/09/26(d)(e)		91,561	88,356,365
Greenland Global Investment Ltd., 6.75%, 09/26/23(c)		849	186,780
GSK Consumer Healthcare Capital U.S. LLC(b)
3.02%, 03/24/24		1,577	1,557,721
3.38%, 03/24/27		10,498	10,313,075
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(b)		7,283	7,186,240
HCA, Inc.
5.25%, 04/15/25		6,007	6,119,118
5.88%, 02/15/26		5,798	5,989,856
2.38%, 07/15/31		1,372	1,133,025
3.50%, 07/15/51		1,380	1,019,077
Home Depot, Inc.
1.38%, 03/15/31		1,372	1,158,068
2.38%, 03/15/51		1,380	983,995
2.75%, 09/15/51		5,199	4,025,553
Homes By West Bay LLC, 9.50%, 04/30/27(d)(e)		19,399	18,163,284
HP, Inc., 3.00%, 06/17/27		320	304,171
Humana, Inc., 1.35%, 02/03/27		106	95,149
Intel Corp.
3.40%, 03/25/25		1,602	1,607,246

Security		Par (000)	Value

United States (continued)
Intel Corp. (continued)
3.10%, 02/15/60	USD	262	$192,945
Intercontinental Exchange, Inc.
1.85%, 09/15/32		1,372	1,132,806
3.00%, 09/15/60		1,380	989,936
International Business Machines Corp.
3.30%, 05/15/26		6,271	6,243,725
4.15%, 07/27/27		5,981	6,118,239
2.95%, 05/15/50		1,380	1,031,409
Johnson & Johnson, 2.25%, 09/01/50		1,380	1,018,165
JPMorgan Chase & Co.(a)
(SOFR + 0.58%), 0.97%, 06/23/25		259	243,611
(SOFR + 0.61%), 1.56%, 12/10/25		952	896,974
(SOFR + 1.11%), 1.76%, 11/19/31		1,372	1,121,868
(SOFR + 1.32%), 4.08%, 04/26/26		6,548	6,542,772
(SOFR + 1.51%), 2.53%, 11/19/41		2,752	2,039,354
(SOFR + 1.56%), 4.32%, 04/26/28		6,890	6,918,446
(SOFR + 1.85%), 2.08%, 04/22/26		8,526	8,071,559
(SOFR + 1.99%), 4.85%, 07/25/28		5,940	6,096,079
(SOFR + 2.08%), 4.91%, 07/25/33		6,935	7,231,180
Keurig Dr. Pepper, Inc.
4.60%, 05/25/28		2,956	3,047,597
3.95%, 04/15/29		4,080	4,051,338
Kilroy Realty LP, 2.50%, 11/15/32		1,372	1,098,592
Kimco Realty Corp., 2.25%, 12/01/31		1,372	1,140,459
Kinetik Holdings LP, 5.88%, 06/15/30(b)		1,996	2,027,517
Kraft Heinz Foods Co.
3.00%, 06/01/26		8,399	8,133,327
4.38%, 06/01/46		6,053	5,320,629
L3Harris Technologies, Inc., 3.85%, 12/15/26		12,346	12,240,882
Lam Research Corp., 3.75%, 03/15/26		723	734,335
Lightning eMotors, Inc., 7.50%, 05/15/24(b)(p)		3,362	2,393,745
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		915	744,841
LogMeIn, Inc., 5.50%, 09/01/27(b)		3,610	2,634,506
Lowe’s Cos., Inc.
4.00%, 04/15/25		125	126,467
3.35%, 04/01/27		3,320	3,295,977
1.70%, 09/15/28		4,601	4,088,725
1.70%, 10/15/30		1,372	1,151,286
3.00%, 10/15/50		1,380	1,022,691
4.25%, 04/01/52		7,108	6,433,833
Lumen Technologies, Inc., 5.13%, 12/15/26(b)		6,218	5,663,914
Magallanes, Inc.(b)
3.43%, 03/15/24		2,196	2,161,918
3.64%, 03/15/25		4,865	4,762,795
McDonald’s Corp., 3.30%, 07/01/25		226	225,823
MCM Trust, 1.00%, 01/01/59(d)(e)		11,935	15,290,452
Medline Borrower LP, 3.88%, 04/01/29(b)		1,282	1,158,608
Mercedes-Benz Finance North America LLC, 2.13%, 03/10/25(b)		4,206	4,040,196
Merck & Co., Inc.
2.75%, 02/10/25		1,625	1,611,310
2.45%, 06/24/50		1,380	1,021,361
Meritor, Inc., 4.50%, 12/15/28(b)		78	77,415
Metropolitan Life Global Funding I, 1.88%, 01/11/27(b)		81	74,714
Microsoft Corp.
2.53%, 06/01/50		6,569	5,117,331
2.68%, 06/01/60		1,380	1,062,522
Mondelez International, Inc., 1.50%, 02/04/31		1,372	1,122,030

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Moody’s Corp.
2.55%, 08/18/60	USD	337	$221,449
3.10%, 11/29/61		1,043	760,332
Morgan Stanley
3.13%, 07/27/26		7,432	7,271,832
3.63%, 01/20/27		610	606,858
(SOFR + 0.53%), 0.79%, 05/30/25(a)		2,022	1,898,865
(SOFR + 0.86%), 1.51%, 07/20/27(a)		198	178,800
(SOFR + 1.03%), 1.79%, 02/13/32(a)		1,372	1,121,998
(SOFR + 1.43%), 2.80%, 01/25/52(a)		1,380	999,179
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		893	827,043
5.50%, 08/15/28		4,584	4,028,190
5.13%, 12/15/30		4,013	3,337,085
Nestle Holdings, Inc., 2.50%, 09/14/41(b)		1,372	1,103,561
New Home Co., Inc., 7.25%, 10/15/25(b)		2,144	1,736,894
Northern Trust Corp., 4.00%, 05/10/27		4,366	4,491,189
Novartis Capital Corp., 3.00%, 11/20/25		147	146,545
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29		187	207,302
ONEOK Partners LP, 4.90%, 03/15/25		9,738	9,864,672
Oracle Corp.
3.40%, 07/08/24		1,059	1,053,880
2.50%, 04/01/25		6,630	6,410,083
3.60%, 04/01/50		1,380	1,005,818
3.95%, 03/25/51		4,968	3,847,768
Pacific Gas & Electric Co., 4.50%, 07/01/40		3,468	2,831,303
Paramount Global, (5 year CMT + 4.00%), 6.38%, 03/30/62(a)		1,250	1,180,669
Parker-Hannifin Corp., 4.25%, 09/15/27		2,999	3,065,202
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)		2,506	2,714,599
PepsiCo, Inc., 2.38%, 10/06/26		296	287,976
Periama Holdings LLC, 5.95%, 04/19/26(c)		1,139	1,057,846
Pitney Bowes, Inc.(b)
6.88%, 03/15/27		7,658	6,169,051
7.25%, 03/15/29		6,205	4,871,427
Playtika Holding Corp., 4.25%, 03/15/29(b)		2,097	1,881,093
PNC Bank NA
3.25%, 06/01/25		5,655	5,610,607
4.20%, 11/01/25		326	331,712
PPG Industries, Inc., 1.20%, 03/15/26		1,782	1,625,536
Principal Life Global Funding II(b)
0.75%, 04/12/24		125	118,370
1.25%, 08/16/26		116	104,141
Regions Financial Corp., 2.25%, 05/18/25		238	229,287
Republic Services, Inc., 1.45%, 02/15/31		1,372	1,132,785
Roche Holdings, Inc., 2.61%, 12/13/51(b)		1,380	1,045,350
Roper Technologies, Inc., 1.75%, 02/15/31		1,372	1,120,559
Ryder System, Inc., 2.50%, 09/01/24		305	295,623
S&P Global, Inc., 1.25%, 08/15/30		1,372	1,132,641
Sabre Global, Inc., 9.25%, 04/15/25(b)		4,690	4,771,606
Salesforce, Inc., 2.90%, 07/15/51		1,380	1,103,178
Service Properties Trust
4.50%, 06/15/23		1,814	1,746,495
4.35%, 10/01/24		1,995	1,785,016
4.50%, 03/15/25		2,096	1,779,509
7.50%, 09/15/25		4,073	3,949,018
Sherwin-Williams Co.
2.20%, 03/15/32		1,372	1,154,528

Security		Par (000)	Value

United States (continued)
Sherwin-Williams Co. (continued)
2.90%, 03/15/52	USD	4,225	$2,951,950
Simon Property Group LP, 3.38%, 10/01/24		179	177,902
SK Battery America, Inc., 2.13%, 01/26/26(c)		3,100	2,826,363
Stem, Inc., 0.50%, 12/01/28(b)(p)		749	512,953
Talen Energy Supply LLC(b)(e)(n)
7.25%, 05/15/27		4,306	4,271,044
6.63%, 01/15/28		7,664	7,479,080
7.63%, 06/01/28		2,995	2,968,864
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		10,358	9,788,310
Tenet Healthcare Corp., 6.13%, 06/15/30(b)		4,670	4,717,260
Texas Capital Bank NA, (3 mo. LIBOR US + 4.50%), 6.75%, 09/30/24(a)(b)		11,008	10,468,239
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24		95	90,721
T-Mobile USA, Inc.
3.50%, 04/15/25		7,248	7,163,450
2.25%, 11/15/31		1,372	1,158,680
Toyota Motor Credit Corp.
1.80%, 02/13/25		517	497,657
3.05%, 03/22/27		306	301,612
1.90%, 09/12/31		1,372	1,171,776
TransDigm, Inc., 6.25%, 03/15/26(b)		34,664	34,830,734
Truist Bank
3.30%, 05/15/26		713	698,374
3.80%, 10/30/26		822	817,266
Truist Financial Corp., 4.92%, 07/28/33		3,544	3,575,131
TWDC Enterprises 18 Corp., 3.15%, 09/17/25		202	200,756
U.S. Bancorp, 3.90%, 04/26/28		4,434	4,468,913
UnitedHealth Group, Inc.
3.10%, 03/15/26		430	428,384
2.90%, 05/15/50		1,380	1,092,173
US Bancorp
3.10%, 04/27/26		261	256,346
(SOFR + 2.11%), 4.97%, 07/22/33(a)		3,984	4,134,371
US Bancorp., 4.55%, 07/22/28		10,553	10,828,773
Verizon Communications, Inc.
2.63%, 08/15/26		4,333	4,193,781
1.68%, 10/30/30		1,372	1,147,210
2.99%, 10/30/56		9,736	7,109,524
Visa, Inc.
1.10%, 02/15/31		1,372	1,143,802
2.00%, 08/15/50		1,380	973,200
Vistra Operations Co. LLC, 5.63%, 02/15/27(b)		10,588	10,621,987
VMware, Inc.
1.80%, 08/15/28		8,304	7,092,794
2.20%, 08/15/31		1,372	1,114,345
Walmart, Inc., 2.65%, 09/22/51		1,380	1,097,558
Walt Disney Co., 2.75%, 09/01/49		1,380	1,045,834
Waste Management, Inc.
3.15%, 11/15/27		4,147	4,069,565
1.50%, 03/15/31		1,372	1,145,098
Wells Fargo & Co.(a)
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26		3,042	2,899,955
(SOFR + 1.51%), 3.53%, 03/24/28		6,277	6,066,744
Wells Fargo and Co., 4.90%, 07/25/33		6,994	7,249,929
Welltower, Inc.
4.50%, 01/15/24		4,962	5,003,766
2.70%, 02/15/27		4,284	4,045,291
Western Digital Corp., 4.75%, 02/15/26		1,245	1,226,784
Workday, Inc.
3.50%, 04/01/27		8,235	8,086,178

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Workday, Inc. (continued)
3.70%, 04/01/29	USD	3,135	$3,024,632
WRKCo, Inc.
4.65%, 03/15/26		1,536	1,569,304
4.90%, 03/15/29		167	172,408
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(b)		1,397	1,376,352
Xerox Holdings Corp.(b)
5.00%, 08/15/25		7,204	6,962,774
5.50%, 08/15/28		3,965	3,532,106

			1,147,707,519

Vietnam — 0.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(c)		1,862	1,513,224

Total Corporate Bonds — 8.9% (Cost: $2,236,467,701)			1,846,553,389

Floating Rate Loan Interests(a)

Australia(d)(e) — 0.0%
Oceana Australian Fixed Income Trust, A Note Upsize
8.00%, 01/21/24	AUD	1,940	1,335,146
8.00%, 03/28/26		10,036	6,845,967

			8,181,113

Belgium — 0.1%
Apollo Finco, 2021 EUR Term Loan B, (EURIBOR + 4.88%), 5.08%, 10/02/28(d)(e)	EUR	20,021	18,211,587

Canada — 0.1%
Knowlton Development Corp. Inc., 2020 EUR Term Loan B, (EURIBOR + 5.00%), 5.00%, 12/21/25		23,123	22,805,395
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (SOFR + 6.00%, 1.00% Floor), 8.41%, 12/22/26(e)(n)	USD	1,919	1,873,770

			24,679,165

Cayman Islands — 0.0%
Vita Global Finco Ltd., Term Loan B, (EURIBOR + 7.00%), 7.00%, 07/06/27(d)(e)	EUR	8,834	8,837,567

France — 0.1%
Babilou Group, 2021 EUR Term Loan B, (EURIBOR + 4.00%), 4.00%, 11/17/27		26,693	25,485,627

Germany — 0.1%
Iris BidCo GmbH, EUR Term Loan B, 06/29/28(q)		12,289	11,384,732

Jersey — 0.0%
Vita Global FinCo Ltd., GBP Incremental Term Loan, (SONIA + 7.00%), 7.45%, 07/06/27(d)(e)	GBP	5,300	6,318,120

Luxembourg — 0.3%
Jazz Financing Lux Sarl, USD Term Loan, (1 mo. LIBOR + 3.50%), 5.87%, 05/05/28	USD	8,473	8,264,992
Luxembourg Life Fund(d)(e)
2021 1st Lien Term Loan, (3 mo. LIBOR + 9.25%), 11.50%, 05/27/26		12,680	12,394,217

Security		Par (000)	Value

Luxembourg (continued)
Luxembourg Life Fund(d)(e) (continued)
2021 Term Loan, (3 mo. LIBOR + 9.25%), 11.50%, 04/01/23	USD	16,777	$16,693,115
Pronovias SL(d)(e)
EUR Term Loan B1, (EURIBOR + 4.50%), 4.50%, 10/02/24	EUR	7,864	5,224,050
EUR Term Loan B3, (EURIBOR + 4.50%), 4.50%, 10/02/24		19,852	13,188,584

			55,764,958

Netherlands — 0.3%
Median B V, 2021 EUR Term Loan B, (EURIBOR + 5.00%), 5.23%, 10/14/27		14,250	13,289,840
Ziggo BV, 2019 EUR Term Loan H, (EURIBOR + 3.00%), 3.00%, 01/31/29		39,843	37,909,528

			51,199,368

Spain — 0.1%
Promontoria Challenger I SA, EUR Term Loan, (EURIBOR + 2.75%), 2.75%, 12/20/24(d)(e)		22,296	22,331,416

Sweden(q) — 0.1%
OptiGroup
EUR Term Loan, 03/16/29		15,820	15,787,090
EUR Term Loan, 03/11/29		1,255	1,151,006

			16,938,096

United Kingdom — 0.2%
Constellation Automative Ltd., (SONIA + 7.50%), 8.69%, 07/27/29	GBP	4,151	4,393,730
Mercia(d)(e)
GBP Term Loan A1, (SONIA + 2.40%), 3.34%, 04/08/26		9,465	11,452,729
GBP Term Loan A2, (SONIA + 2.40%), 3.34%, 04/08/26		19,526	23,626,095
GBP Term Loan B1, (SONIA + 2.40%), 3.34%, 04/08/26		1,099	1,330,255

			40,802,809

United States — 2.5%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%), 6.50%, 05/17/28	USD	5,809	4,121,023
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 4.75%, 0.75% Floor), 6.91%, 02/01/26		9,164	8,070,153
Altar Bidco, Inc., 2021 Term Loan, (SOFR + 3.35%), 5.75%, 02/01/29		9,525	9,036,844
American Auto Auction Group LLC, 2021 Term Loan B, (SOFR + 5.00%, 0.75% Floor), 7.05%, 12/30/27		10,979	9,990,735
Avaya, Inc.
2020 Term Loan B, (1 mo. LIBOR + 4.25%), 6.25%, 12/15/27		2,791	1,363,895
2021 Term Loan B2, (1 mo. LIBOR + 4.00%), 6.00%, 12/15/27		1,567	772,555
2022 Term Loan, (SOFR CME + 10.00%, 1.00% Floor), 12.48%, 12/15/27(d)(e)		1,207	736,270
Change Healthcare Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.87%, 03/01/24		2,236	2,204,572

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
City Brewing Co. LLC, Closing Date Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 5.30%, 04/05/28	USD	2,664	$2,308,446
CML Hyatt Lost Pines, Term Loan, (1 mo. LIBOR + 3.43%), 5.30%, 09/09/26(d)(e)		16,300	16,055,500
CML La Quinta Resort, Term Loan, (1 mo. LIBOR + 3.20%), 4.52%, 08/15/22(d)(e)		15,500	15,075,362
CML Lake Tahoe Resort Hotel, Term Loan, (2 mo. LIBOR + 3.01%), 4.27%, 10/25/26(d)(e)		7,841	7,630,173
CML Paradise Plaza, Term Loan, (3 mo. LIBOR + 3.60%), 5.66%, 12/09/26(d)(e)		16,800	16,363,133
CML ST Regis Aspen, Term Loan, (1 mo. LIBOR + 2.90%, 1.00% Floor), 5.06%, 02/09/27(d)(e)		18,600	15,871,441
CML Trigrams, Term Loan, (3 mo. LIBOR + 2.25%), 3.75%, 09/15/24(d)(e)		73,500	72,853,200
Cypher Bidco, (EURIBOR + 4.50%), 4.50%, 12/30/27(d)(e)	EUR	19,970	18,930,508
Digital Room Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 5.25%), 7.62%, 12/21/28	USD	3,623	3,133,826
Directv Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 7.37%, 08/02/27		6,009	5,660,978
DS Parent, Inc., Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 8.00%, 12/10/28		5,744	5,463,718
ECL Entertainment LLC, Term Loan, (3 mo. LIBOR + 7.50%, 0.75% Floor), 9.75%, 04/30/28		6,441	6,408,735
Emerald Electronics Manufacturing Services, Term Loan, (SOFR + 6.25%, 1.00% Floor), 8.68%, 12/29/27		4,354	4,150,435
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.06%, 05/01/28		8,508	8,097,590
Galaxy Universal LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 11/12/26(d)(e)		18,782	18,782,254
GoTo Group, Inc., Term Loan B, (1 mo. LIBOR + 4.75%), 6.91%, 08/31/27		12,498	9,503,025
Green Plains Operating Co. LLC, Term Loan, (3 mo. LIBOR + 8.00%), 10.51%, 07/20/26(d)(e)		15,919	15,621,315
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 4.01%, 06/22/26		19,245	18,922,723
Hydrofarm Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 5.50%), 8.38%, 10/25/28(d)(e)		2,738	2,546,563
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 5.13%, 10/29/28		8,873	8,612,169
J&J Ventures Gaming LLC, Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 6.25%, 04/26/28		4,124	3,923,178
Jack Ohio Finance LLC, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.12%, 10/04/28(d)(e)		2,127	2,031,581
LBM Acquisition LLC, Term Loan B, (1 Week LIBOR + 3.75%, 0.75% Floor), 7.12%, 12/18/27		14,949	12,826,975
Maverick Gaming LLC, Term Loan B, (3 mo. LIBOR + 7.50%, 1.00% Floor), 9.07%, 09/03/26		3,535	3,181,757
Naked Juice LLC, 2nd Lien Term Loan, (SOFR + 6.00%), 8.15%, 01/24/30		523	474,188

Security		Par (000)	Value

United States (continued)
Opendoor GP II LLC, Term Loan, (UNFND + 10.00%), 10.00%, 04/01/26(d)(e)	USD	42,036	$39,765,913
Opendoor Mezz Commitment(j)(q)		21,050	21,050,152
OVG Business Services LLC, Initial Term Loan, (1 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 11/19/28		7,195	6,745,282
Profrac Services LLC, (SOFR + 8.50%, 1.00% Floor), 10.00%, 03/04/25(d)(e)		6,026	5,904,964
Project Ruby Ultimate Parent Corp., 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 5.62%, 03/10/28		11,184	10,667,145
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%, 0.75% Floor), 10.52%, 04/27/29		6,772	5,658,886
2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.53%, 04/27/28		12,384	10,444,149
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 6.81%, 03/16/27		5,791	5,375,097
Sheraton Austin, CML Term Loan, (3 mo. LIBOR + 3.48%), 5.08%, 09/01/22(d)(e)		18,180	17,536,017
Signal Parent, Inc., Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 5.87%, 04/01/28		4,214	3,132,153
Sonder Secured Notes, 01/19/27(d)(e)(q)		20,108	17,494,204
Sovos Brands Intermediate, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.87%, 06/08/28		1,257	1,200,248
Springs Windows Fashions LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 6.16%, 10/06/28		2,438	2,032,591
Starwood Property Trust, Inc., (3 mo. LIBOR + 3.04%), 3.05%, 06/09/26(d)(e)		19,000	18,449,219
Talen Energy Supply LLC, 2022 DIP Term Loan, (SOFR CME + 4.75%, 0.75% Floor), 5.95%, 11/10/23		10,446	10,372,878
Vaco Holdings LLC, 2022 Term Loan, (SOFR + 5.00%, 0.75% Floor), 7.20%, 01/21/29(d)(e)		4,303	4,195,791

			510,749,509

Total Floating Rate Loan Interests — 3.9% (Cost: $875,824,598)			800,884,067

Foreign Agency Obligations

Argentina — 0.1%
Argentine Republic Government International Bond
1.00%, 07/09/29		3,751	873,908
0.50%, 07/09/30(r)		35,805	8,450,036
1.50%, 07/09/35(r)		44,033	9,775,476
3.88%, 01/09/38(r)		14,865	4,169,554

			23,268,974

Austria — 0.1%
Republic of Austria Government Bond, 2.10%, 09/20/2117(b)(c)	EUR	15,700	16,813,188

Brazil — 0.4%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/24(s)	BRL	591,234	90,472,875

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada — 0.5%
Canadian Government Bond, 0.25%, 03/01/26	CAD	142,065	$101,657,101

Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III, 4.45%, 02/20/29(c)	USD	3,000	3,054,000

Japan(f)(s) — 2.1%
Japan Treasury Discount Bill
Series 1081, (0.11%), 08/22/22		31,691,250	237,672,330
Series 1093, (0.18%), 10/11/22		26,692,350	200,223,585

			437,895,915

Mongolia(c) — 0.0%
Mongolia Government International Bond
5.13%, 04/07/26	USD	489	432,819
3.50%, 07/07/27		1,000	800,110

			1,232,929

Philippines — 0.0%
Philippine Government International Bond, 2.65%, 12/10/45		2,000	1,517,720

Spain — 0.2%
Spain Government Bond, 3.45%, 07/30/66(b)(c)	EUR	24,603	29,685,859

Total Foreign Agency Obligations — 3.4% (Cost: $773,278,561)			705,598,561

		Shares

Investment Companies

United States — 2.8%
Industrial Select Sector SPDR Fund(h)		112,009	10,712,541
Invesco QQQ Trust, Series 1(h)		152,700	48,170,742
iShares Biotechnology ETF(g)		19,698	2,444,128
iShares China Large-Cap ETF(g)		363,056	11,029,641
iShares iBoxx $ High Yield Corporate Bond ETF(g)(h)		750,061	58,647,270
iShares iBoxx $ Investment Grade Corporate Bonds ETF(g)(h)		2,043,979	234,260,433
iShares JP Morgan USD Emerging Markets Bond ETF(g)		689,842	60,719,893
iShares Latin America 40 ETF(g)		371,046	8,745,554
iShares MSCI Brazil ETF(g)(h)		436,853	12,677,474
iShares MSCI Emerging Markets ETF(g)		56,435	2,255,143
KraneShares Bosera MSCI China A 50 Connect Index ETF, Class A		151,205	5,310,320
KraneShares CSI China Internet ETF		1,116,828	31,662,074
SPDR Bloomberg High Yield Bond ETF		304,291	29,327,566
SPDR Gold Shares(e)(k)(l)		274,365	45,023,296
U.S. Oil Fund LP(e)(h)(l)		213,180	16,638,699
VanEck Semiconductor ETF(h)		29,977	7,109,345

Total Investment Companies — 2.8% (Cost: $581,091,033)			584,734,119

Security		Par (000)	Value

Non-Agency Mortgage-Backed Securities

United States — 3.5%
1211 Avenue of the Americas Trust, Series 2015-1211, Class D, 4.14%, 08/10/35(a)(b)	USD	4,330	$3,950,171
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1 mo. LIBOR US + 3.10%), 5.10%, 04/15/34(a)(b)		5,222	4,810,716
Arbor Multifamily Mortgage Securities Trust, Series E, Class MF1, 1.75%, 05/15/53(b)		1,650	1,070,961
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60%, 04/14/33(a)(b)		730	676,388
Bank, Series 2017-BNK9, Class A4, 3.54%, 11/15/54		1,990	1,961,651
Bayview Commercial Asset Trust(a)(b)
Series 2005-3A, Class M6, (1 mo. LIBOR US + 1.05%), 3.31%, 11/25/35		368	327,373
Series 2006-3A, Class M1, (1 mo. LIBOR US + 0.51%), 2.77%, 10/25/36		421	392,325
BBCMS Mortgage Trust(a)(b)
Series 2017-DELC, Class E, (1 mo. LIBOR US + 2.50%), 4.50%, 08/15/36		1,677	1,607,455
Series 2018-TALL, Class C, (1 mo. LIBOR US + 1.12%), 3.12%, 03/15/37		4,880	4,429,393
Beast Mortgage Trust(a)(b)
Series 2021-SSCP, Class B, (1 mo. LIBOR US + 1.10%), 3.10%, 04/15/36		4,655	4,390,524
Series 2021-SSCP, Class C, (1 mo. LIBOR US + 1.35%), 3.35%, 04/15/36		5,803	5,408,067
Series 2021-SSCP, Class D, (1 mo. LIBOR US + 1.60%), 3.60%, 04/15/36		5,329	4,916,054
Series 2021-SSCP, Class E, (1 mo. LIBOR US + 2.10%), 4.10%, 04/15/36		4,614	4,230,543
Series 2021-SSCP, Class F, (1 mo. LIBOR US + 2.90%), 4.90%, 04/15/36		4,410	4,041,038
Series 2021-SSCP, Class G, (1 mo. LIBOR US + 3.80%), 5.80%, 04/15/36		4,993	4,574,463
Series 2021-SSCP, Class H, (1 mo. LIBOR US + 4.90%), 6.90%, 04/15/36		3,541	3,250,225
Benchmark Mortgage Trust
Series 2021-B23, Class XA, 1.27%, 02/15/54(a)		54,833	4,094,154
Series 2021-B25, Class A5, 2.58%, 04/15/54		5,050	4,555,540
BHMS Mortgage Trust(a)(b)
Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 3.25%, 07/15/35		6,720	6,461,587
Series 2018-ATLS, Class C, (1 mo. LIBOR US + 1.90%), 3.90%, 07/15/35		1,583	1,495,488
BOCA Commercial Mortgage Trust, Class A, (SOFR + 1.77%), 3.73%, 05/15/39(a)(b)		2,411	2,359,778
BWAY Mortgage Trust, Series 2013-1515, Class D, 3.63%, 03/10/33(b)		3,735	3,452,440
BX Commercial Mortgage Trust(b)
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 4.30%, 10/15/36(a)		8,011	7,693,028
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 4.65%, 10/15/36(a)		13,304	12,643,865
Series 2020-VIV4, Class A, 2.84%, 03/09/44		1,425	1,258,579
Series 2020-VKNG, Class G, (1 mo. LIBOR US + 3.25%), 5.25%, 10/15/37(a)		1,118	1,038,505

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
BX Commercial Mortgage Trust(b) (continued)
Series 2021-21M, Class E, (1 mo. LIBOR US + 2.17%), 4.17%, 10/15/36(a)	USD	14,735	$13,760,507
Series 2021-CIP, Class E, (1 mo. LIBOR US + 2.82%), 4.82%, 12/15/38(a)		13,130	12,306,760
Series 2021-NWM, Class A, (1 mo. LIBOR US + 0.91%), 2.91%, 02/15/33(a)		18,808	18,392,507
Series 2021-NWM, Class B, (1 mo. LIBOR US + 2.15%), 4.15%, 02/15/33(a)		11,028	10,697,818
Series 2021-NWM, Class C, (1 mo. LIBOR US + 4.25%), 6.25%, 02/15/33(a)		7,282	7,042,492
Series 2021-SOAR, Class G, (1 mo. LIBOR US + 2.80%), 4.80%, 06/15/38(a)		16,971	15,608,272
Series 2021-VINO, Class F, (1 mo. LIBOR US + 2.80%), 4.80%, 05/15/38(a)		12,592	11,620,404
Series 2021-XL2, Class F, (1 mo. LIBOR US + 2.24%), 4.24%, 10/15/38(a)		15,313	14,286,629
BX Trust(a)(b)
Series 2019-OC11, Class D, 4.08%, 12/09/41		8,408	7,484,419
Series 2019-OC11, Class E, 4.08%, 12/09/41		11,784	10,086,813
Series 2021-ARIA, Class E, (1 mo. LIBOR US + 2.24%), 4.24%, 10/15/36		9,187	8,634,712
Series 2021-MFM1, Class E, (1 mo. LIBOR US + 2.25%), 4.25%, 01/15/34		3,160	2,963,319
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 5.00%, 01/15/34		4,900	4,584,203
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.15%), 4.15%, 12/15/37(a)(b)		2,182	2,106,686
CD Mortgage Trust, Series 2017-CD6, Class B, 3.91%, 11/13/50(a)		864	810,646
CFCRE Commercial Mortgage Trust(b)
Series 2018-TAN, Class C, 5.29%, 02/15/33		1,060	1,043,404
Series 2018-TAN, Class E, 6.45%, 02/15/33(a)		1,178	1,144,657
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4, 4.41%, 11/10/51		2,000	2,047,983
COMM Mortgage Trust
Series 2014-CR17, Class C, 4.78%, 05/10/47(a)		1,366	1,310,698
Series 2014-CR21, Class A3, 3.53%, 12/10/47		3,956	3,905,481
CORE Mortgage Trust, Series 2019-CORE, Class F, (1 mo. LIBOR US + 2.35%), 4.35%, 12/15/31(a)(b)		1,606	1,479,762
Credit Suisse Mortgage Capital Certificates(a)(b)
Series 2019-ICE4, Class B, (1 mo. LIBOR US + 1.23%), 3.23%, 05/15/36		1,765	1,729,443
Series 2019-ICE4, Class D, (1 mo. LIBOR US + 1.60%), 3.60%, 05/15/36		5,897	5,755,499
Credit Suisse Mortgage Capital Certificates Trust 3.95%, 02/15/27		11,900	11,792,186
Series 2019-ICE4, Class C, (1 mo. LIBOR US + 1.43%), 3.43%, 05/15/36(a)(b)(c)		1,829	1,789,907
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 4.15%, 05/15/36(a)(b)		5,411	5,247,348
Series 2019-ICE4, Class F, (1 mo. LIBOR US + 2.65%), 4.65%, 05/15/36(a)(b)		8,135	7,736,950
CSAIL Commercial Mortgage Trust
Series 2020-C19, Class A3, 2.56%, 03/15/53		11,759	10,580,325
Series C, Class C5, 4.64%, 11/15/48(a)		1,260	1,205,793

Security		Par (000)	Value

United States (continued)
CSMC Trust(b)
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 6.86%, 10/15/37(a)	USD	1,935	$1,832,047
Series 2020-NET, Class A, 2.26%, 08/15/37		3,951	3,664,007
DBGS Mortgage Trust(a)(b)
Series 2018-BIOD, Class D, (1 mo. LIBOR US + 1.30%), 3.17%, 05/15/35		1,865	1,820,543
Series 2018-BIOD, Class F, (1 mo. LIBOR US + 2.00%), 3.87%, 05/15/35		7,767	7,447,556
DBWF Mortgage Trust(a)(b)
Series 2018-GLKS, Class B, (1 mo. LIBOR US + 1.35%), 3.47%, 12/19/30		2,175	2,098,006
Series 2018-GLKS, Class C, (1 mo. LIBOR US + 1.75%), 3.87%, 12/19/30		1,650	1,587,760
ELP Commercial Mortgage Trust, Series 2021-ELP, Class F, (1 mo. LIBOR US + 2.67%), 4.67%, 11/15/38(a)(b)		6,593	6,260,297
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 4.25%, 07/15/38		15,306	14,785,660
Series 2021-ESH, Class E, (1 mo. LIBOR US + 2.85%), 4.85%, 07/15/38		9,909	9,485,633
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a)(b)
Series 2021-DNA3, Class B1, (30 day SOFR + 3.50%), 5.01%, 10/25/33		5,537	4,994,608
Series 2021-DNA6, Class B1, (30 day SOFR + 3.40%), 4.91%, 10/25/41		6,839	6,267,793
Series 2021-DNA7, Class B1, (30 day SOFR + 3.65%), 5.16%, 11/25/41		6,782	6,234,733
Series 2021-HQA1, Class B1, (30 day SOFR + 3.00%), 4.51%, 08/25/33		4,104	3,365,276
Series 2021-HQA1, Class B2, (30 day SOFR + 5.00%), 6.51%, 08/25/33		1,840	1,457,858
Series 2022-DNA1, Class B1, (30 day SOFR + 3.40%), 4.91%, 01/25/42		2,121	1,855,875
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30 day SOFR + 3.40%), 4.91%, 08/25/33(a)(b)		2,381	2,147,345
Federal National Mortgage Association Connecticut Avenue Securities(a)(b)
Series 2021-R01, Class 1B1, (30 day SOFR + 3.10%), 4.61%, 10/25/41		4,028	3,614,905
Series 2022-R01, Class 1B1, (30 day SOFR + 3.15%), 4.66%, 12/25/41		1,823	1,654,591
GCT Commercial Mortgage Trust, Series 2021-GCT D, Class D, (1 mo. LIBOR US + 2.35%), 4.35%, 02/15/38(a)(b)		810	766,305
GS Mortgage Securities Corp. Trust(a)(b)
Series 2021-DM, Class E, (1 mo. LIBOR US + 2.94%), 4.94%, 11/15/36		12,756	11,958,504
Series 2021-ROSS, Class A, (1 mo. LIBOR US + 1.15%), 3.15%, 05/15/26		1,480	1,428,628
GS Mortgage Securities Trust
Series 2020-GC47, Class AS, 2.73%, 05/12/53		4,426	3,896,660
Series 2020-GSA2, Class XA, 1.73%, 12/12/53(a)(b)		2,200	224,916

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Hudson Yards Mortgage Trust, Series 2016-10HY, Class E, 2.98%, 08/10/38(a)(b)	USD	897	$801,642
J.P. Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 5.00%, 07/15/36		6,311	5,790,741
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 4.45%, 04/15/38		7,630	7,112,124
JP Morgan Chase Commercial Mortgage Securities Trust(b)
Class C, 3.45%, 01/05/39(a)		3,082	2,781,002
Series 2018-WPT, Class DFL, (1 mo. LIBOR US + 2.50%), 4.30%, 07/05/33(a)		1,253	1,226,975
Series 2018-WPT, Class DFX, 5.35%, 07/05/33		991	973,398
Series 2021-INV5, Class F, (1 mo. LIBOR US + 2.95%), 4.95%, 04/15/38(a)		8,020	7,498,690
JP Morgan Mortgage Trust(a)(b)
Series 2021-INV7, Class A2A, 2.50%, 12/25/51		72,419	64,223,716
Series 2021-INV7, Class A3A, 2.50%, 02/25/52		28,920	26,714,135
Series 2021-INV7, Class A4A, 2.50%, 02/25/52		10,574	7,793,909
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4, Class A5, 4.03%, 03/10/52		4,308	4,297,391
Life Mortgage Trust, Series 2021-BMR, Class F, (1 mo. LIBOR US + 2.35%), 4.35%, 03/15/38(a)(b)		14,958	13,963,873
LUXE Trust, Series 2021-TRIP, Class E, (1 mo. LIBOR US + 2.75%), 4.75%, 10/15/38(a)(b)		1,215	1,129,121
MCM Trust, 3.00%, 08/25/28(d)(e)		6,479	4,317,232
MED Trust(a)(b)
Class F, (1 mo. LIBOR US + 4.00%), 6.00%, 11/15/38		16,410	15,328,990
Class G, (1 mo. LIBOR US + 5.25%), 7.25%, 11/15/38		17,632	16,486,509
MF1 Trust, Series 2021-W10, Class F, (SOFR + 3.37%), 5.33%, 12/15/34(a)(b)		8,512	8,256,160
MHC Commercial Mortgage Trust(a)(b)
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.10%), 4.10%, 04/15/38		15,980	15,157,479
Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.60%), 4.60%, 04/15/38		12,280	11,589,935
MHP Trust, Series 2021-STOR, Class G, (1 mo. LIBOR US + 2.75%), 4.75%, 07/15/38(a)(b)		3,936	3,629,355
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class C, 4.33%, 05/15/48(a)		647	610,074
Series 2016-C32, Class A4, 3.72%, 12/15/49		3,377	3,339,140
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		2,110	2,060,245
Series 2020-L4, Class A3, 2.70%, 02/15/53		2,855	2,612,568
PKHL Commercial Mortgage Trust, Series 2021-MF, Class F, (1 mo. LIBOR US + 3.35%), 5.35%, 07/15/38(a)(b)		1,881	1,758,594

Security		Par (000)	Value

United States (continued)
RIAL Issuer Ltd., Series 2022-FL8, Class A, (SOFR + 2.25%), 4.41%, 01/19/37(a)(b)	USD	7,597	$7,473,429
SREIT Trust(a)(b)
Series 2021-MFP, Class F, (1 mo. LIBOR US + 2.62%), 4.62%, 11/15/38		9,828	9,318,870
Series 2021-MFP2, Class F, (1 mo. LIBOR US + 2.62%), 4.62%, 11/15/36		4,565	4,237,316
Starwood Trust, Series 2021-FLWR, Class E, (1 mo. LIBOR US + 1.92%), 3.92%, 07/15/36(a)(b)		3,290	3,058,472
TPGI Trust, Series 2021-DGWD, Class F, (1 mo. LIBOR US + 3.00%), 5.00%, 06/15/26(a)(b)		3,599	3,299,090
TVC DSCR, 0.00%, 02/01/51(d)(e)		31,702	32,519,221
UBS Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.92%, 10/15/52		1,175	1,087,298
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D, 5.07%, 08/10/49(a)(b)		1,650	1,646,391
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(b)		2,150	1,927,505
Wells Fargo Commercial Mortgage Trust(a)
Series 2015-C28, Class AS, 3.87%, 05/15/48		3,230	3,158,047
Series 2017-C38, Class C, 3.90%, 07/15/50		1,305	1,168,131
Series 2017-C41, Class B, 4.19%, 11/15/50		3,149	2,885,523
Series 2018-1745, Class A, 3.75%, 06/15/36(b)		2,162	2,035,051
Series 2020-C58, Class XA, 1.87%, 07/15/53		31,520	3,424,366
Series 2021-C59, Class XA, 1.54%, 04/15/54		25,025	2,305,923
Western Alliance Bank, 5.65%, 12/30/24		33,610	33,572,340

Total Non-Agency Mortgage-Backed Securities — 3.5% (Cost: $788,443,429)			733,665,411

		Benefical Interest (000)

Other Interests

Canada — 0.1%
Sprott Private Resource Streaming(d)(e)	USD	21,280	27,450,743

Total Other Interests — 0.1% (Cost: $21,471,327)			27,450,743

		Par (000)

Preferred Securities

Capital Trusts — 0.1%(a)

Philippines — 0.0%
Rizal Commercial Banking Corp., 6.50%(c)(o)	USD	1,395	1,291,944

Thailand(c)(o) — 0.0%
Kasikornbank PCL, 5.28%.		1,500	1,414,969
TMBThanachart Bank PCL, 4.90%		1,396	1,233,977

			2,648,946

United States — 0.1%
NWD Finance BVI Ltd., 4.13%(c)(o)		1,356	1,050,900

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Prudential Financial, Inc.
5.63%, 06/15/43	USD	5,623	$5,609,673
5.88%, 09/15/42		8,044	7,971,459
USB Capital IX, 3.53%(o)		3,935	2,938,935
Vistra Corp., 7.00%(b)(o)		2,990	2,780,521

			20,351,488

			24,292,378

		Shares

Preferred Stocks — 2.8%

Brazil — 0.1%
Neon Pagamentos SA(d)(e)		39,435	15,417,507
Petroleo Brasileiro SA, Preference Shares		537,697	3,548,898

			18,966,405

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares		1,468	43,986
Henkel AG & Co. KGaA, Preference Shares		13,742	877,884
Porsche Automobil Holding SE, Preference Shares		79,628	5,763,611
Volkswagen AG, Preference Shares		26,929	3,807,487
Volocopter GMBH, (Acquired 03/03/21, Cost: $22,418,517)(d)(e)(i)		4,218	23,882,626

			34,375,594

India — 0.1%
Think & Learn Private Ltd., Series F, (Acquired 12/11/20, Cost: $13,030,114)(d)(e)(i)		4,047	15,481,395

Sweden — 0.0%
Volta(d)(e)		30,817	2,119,715

United Kingdom — 0.0%
10x Future Technologies Ltd., (Acquired 05/13/21, Cost: $24,142,699)(d)(e)(i)		637,808	10,951,787

United States — 2.4%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)		34,289	41,107,025
Aptiv PLC, Series A, 5.50%, 06/15/23		132,372	16,052,752
Becton Dickinson and Co., Series B, 6.00%, 06/01/23(h)		509,265	25,463,250
Boston Scientific Corp., Series A, 5.50%, 06/01/23		88,689	9,651,137
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $17,069,096)(d)(e)(i)		31,603	12,112,798
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $34,233,056)(d)(e)(i)		312,419	48,814,617
Caresyntax, Inc.(d)(e)		39,141	3,063,957
Cruise, Series G, (Acquired 03/25/21, Cost: $9,841,593)(d)(e)(i)		373,495	7,242,068
Databricks, Inc.(d)(e)(i)
Series F, (Acquired 10/22/19, Cost: $11,769,837)		274,046	52,005,709

Security	Shares	Value

United States (continued)
Databricks, Inc.(d)(e)(i) (continued)
Series G, (Acquired 02/01/21, Cost: $13,141,188)	74,090	$14,060,059
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $11,638,040)(d)(e)(i)	1,914,819	9,650,688
Dream Finders Homes, Inc.(d)(e)	38,156	35,389,690
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $8,339,244)(d)(e)(i)	1,423,565	6,149,801
Farmer’s Business Network, Inc.(d)(e)(i)
(Acquired 09/15/21, Cost: $2,533,428)	40,758	1,954,346
Series F, (Acquired 07/31/20, Cost: $8,907,002)	269,447	12,919,984
Jumpcloud, Inc.(d)(e)(i)
(Acquired 09/03/21, Cost: $2,543,928)	424,788	2,272,616
Series E-1, (Acquired 10/30/20, Cost: $11,778,091)	6,458,349	34,552,167
Lesson Nine GmbH, Series B(d)(e)	841,086	8,023,960
Loadsmart Inc., (Acquired 01/27/22, Cost: $2,628,040)(d)(e)(i)	131,402	2,400,715
Loadsmart, Inc., Series C, (Acquired 10/05/20, Cost: $10,694,460)(d)(e)(i)	1,250,814	22,852,372
Lookout, Inc., Series F, (Acquired 09/19/14, Cost: $50,945,689)(d)(e)(i)	4,459,883	40,138,947
MNTN Digital, Inc., (Acquired 11/05/21, Cost: $7,559,970)(d)(e)(i)	329,191	5,013,579
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $6,129,221)(d)(e)(i)	892,159	4,951,482
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $9,816,152)(d)(e)(i)	1,099,886	6,291,348
PsiQuantum Corp., Series C, (Acquired 05/21/21, Cost: $5,269,814)(d)(e)(i)	200,937	5,141,978
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $9,126,025)(d)(e)(i)	399,649	7,213,664
SambaNova Systems, Inc.(d)(e)(i)
Series C, (Acquired 02/19/20, Cost: $11,739,902)	220,503	15,673,353
Series D, (Acquired 04/09/21, Cost: $6,878,356)	72,390	5,145,481
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $3,799,839)(d)(e)(i)	252,991	2,497,021
Ursa Major Technologies, Inc., (Acquired 09/13/21, Cost: $9,742,600)(d)(e)(i)	1,633,349	8,722,084
Verge Genomics, Inc., (Acquired 11/05/21, Cost: $9,084,160)(d)(e)(i)	1,705,369	8,390,416
Zero Mass Water, Inc.(d)(e)(i)
Series C-1, (Acquired 05/07/20, Cost: $8,796,956)	558,055	20,318,783
Series D, (Acquired 07/05/22, Cost: $1,648,279)	40,240	1,648,279

		496,886,126

		578,781,022

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

Trust Preferreds — 0.1%

United States — 0.1%
Citigroup Capital XIII, 9.18%, 10/30/40(a)		629,905	$17,215,304
Wells Fargo & Co., Series L, 7.50%(o)		5,825	7,391,925

			24,607,229

Total Preferred Securities — 3.0% (Cost: $566,379,599)			627,680,629

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.9%
Japan Treasury Discount Bills
(0.18%), 10/17/22	JPY	18,389,850	137,948,494
Series 1068, 0.00%, 09/26/22(s)		27,772,900	208,316,575
Series 1084, 0.00%, 09/05/22(s)		33,091,850	248,191,920

			594,456,989

Collateralized Mortgage Obligations — 0.0%
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, (30 day SOFR + 3.00%), 4.51%, 12/25/50(a)(b)	USD	2,200	2,024,277

Mortgage-Backed Securities — 0.1%
Fannie Mae, Class A2, 3.75%, 09/25/30(a)		1,886	1,952,729
Freddie Mac Multifamily Structured Pass Through Certificates
1.36%, 12/25/29		8,414	613,748
Series K116, Class X1, 1.43%, 07/25/30(a)		7,773	687,805
Series KW09, Class X1, 0.81%, 05/25/29(a)		58,126	2,466,699
Freddie Mac Structured Pass-Through Certificates(a)
Series K105, Class X1, 1.52%, 01/25/30		35,976	3,301,496
Series K109, Class X1, 1.58%, 04/25/30		15,133	1,457,565
Series K110, Class X1, 1.70%, 04/25/30		8,663	881,722
Series K120, Class X1, 1.04%, 10/25/30		50,250	3,341,067

			14,702,831

Total U.S. Government Sponsored Agency Securities — 3.0% (Cost: $603,945,051)			611,184,097

U.S. Treasury Obligations
U.S. Treasury Bonds
1.75%, 08/15/41		49,807	38,911,484
2.38%, 02/15/42		31,131	27,113,155
3.25%, 05/15/42(j)(t)		133,860	134,006,109
2.25%, 02/15/52(t)		152,414	128,528,375
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27		30,801	31,102,829

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes(t)
1.88%, 02/15/32	USD	66,037	$61,641,786
2.88%, 05/15/32		105,237	107,127,977

Total U.S. Treasury Obligations — 2.6% (Cost: $536,157,161)			528,431,715

		Shares

Warrants

Israel — 0.0%
Innovid Corp., (Expires: 11/30/26)(e)		49,253	16,751

Switzerland — 0.0%
Cie Financiere Richemont SA, (Expires: 11/22/23)(e)		4,654	3,374

United Kingdom(e) — 0.0%
Genius Sports Ltd., (Expires: 12/31/28)		157,776	75,733
Hedosophia European Growth, (Expires: 05/13/27)		260,415	34,600

			110,333

United States — 0.2%
Altus Power, Inc., (Expires: 12/31/27)(e)		69,059	128,443
Cano Health, Inc., (Expires: 06/03/26)(e)		268,681	381,527
Crown Proptech Acquisitions Pvt Ltd., (Expires: 02/01/26)(d)(e)		271,336	18,994
Embark Technology, Inc., (Expires: 12/31/27)(e)		126,570	11,391
EVgo, Inc., (Expires: 09/15/25)(e)		146,070	286,297
Flyr Warrants(d)(e)		35,428	513,352
FreeWire Technologies, Inc.(d)(e)		1,855,996	1,104,327
Gores Holdings VIII, Inc., Class A, (Expires: 12/31/27)(e)		49,055	33,848
Green Plains, Inc., (Expires: 02/08/26)		1,464,976	34,134,307
Highland Transcend Partners I Corp., (Expires: 12/31/27)(e)(h)		213,969	22,253
Hippo Holdings, Inc., (Expires: 07/30/26)(e)		123,393	18,509
Latch, Inc., (Expires: 06/04/26)(e)(h)		111,795	11,738
Lightning eMotors, Inc.(e)		292,348	222,749
Offerpad Solutions, Inc., (Expires: 09/01/26)(e)		226,443	68,567
Proof Acquisition Corp. I(d)(e)		271,282	24,415
Rotor Acquisition Corp.(e)		92,406	35,114
Sarcos Technology & Robotics Corp., Class A, (Expires: 06/15/27)(e)		254,485	127,242
Sonder Holdings, Inc.(d)(e)		295,710	2,957
TPB Acquisition Corp. I, Class A, (Expires: 02/19/23)(e)		95,675	20,092

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
TPG Pace Beneficial Finance Corp., Class A, (Expires: 10/09/27)(e)		65,280	$12,403
Volta, Inc., Series C, (Expires: 08/26/26)(e)		150,460	61,689

			37,240,214

Total Warrants — 0.2% (Cost: $6,116,877)			37,370,672

Total Long-Term Investments — 87.5% (Cost: $16,175,529,062)			18,134,415,632

Short-Term Securities

Money Market Funds — 13.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(g)(u)		2,406,645,880	2,406,645,880
SL Liquidity Series, LLC, Money Market Series, 2.03%(g)(u)		369,215,402	369,141,558

			2,775,787,438

		Par (000)

Time Deposits — 0.1%

Australia — 0.0%
Australia & New Zealand Banking Group Ltd., 0.32%, 08/01/22	AUD	6,335	4,426,266

Canada — 0.0%
Brown Brothers Harriman & Co., 0.55%, 08/01/22	CAD	4,235	3,307,484

Europe — 0.0%
Citibank, New York, (0.78%), 08/01/22	EUR	6,533	6,677,149

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.09%, 08/01/22	HKD	4,300	547,734

Japan — 0.0%
Sumitomo Bank Tokyo, (0.35%), 08/01/22	JPY	52,560	394,151

United Kingdom — 0.0%
Citibank NA, New York, 0.52%, 08/01/22	GBP	1,230	1,498,056

United States — 0.1%
Barclays, London, 1.58%, 08/01/22	USD	11,643	11,643,072

			28,493,912

U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 0.13%, 11/30/22(l)		60,000	59,484,375

Total Short-Term Securities — 13.8% (Cost: $2,864,219,396)			2,863,765,725

Options Purchased — 0.3% (Cost: $113,765,005)			78,972,263

Total Investments Before Options Written — 101.6% (Cost: $19,153,513,463)			21,077,153,620

Security	Shares	Value

Investments Sold Short

Common Stocks

United States — (0.0)%
JM Smucker Co.	(51,256)	$(6,782,194)

Total Investments Sold Short — (0.0)% (Proceeds: $(5,738,335))		(6,782,194)

Options Written — (0.3)% (Premiums Received: $(108,535,234))		(78,771,218)

Total Investments, Net of Options Written — 101.3% (Cost: $19,039,239,894)		20,991,600,208

Liabilities in Excess of Other Assets — (1.3)%		(262,008,682)

Net Assets — 100.0%		$20,729,591,526

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Rates are discount rates or a range of discount rates as of period end.
(g)	Affiliate of the Fund.
(h)	All or a portion of this security is on loan.
(i)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $712,817,273, representing 3.4% of its net assets as of period end, and an original cost of $690,129,410.

(j)	When-issued security.
(k)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)	All or a portion of the security is held by a wholly-owned subsidiary.
(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Perpetual security with no stated maturity date.
(p)	Convertible security.
(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(s)	Zero-coupon bond.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Par/Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
Bio City Development Co. BV	$10,394,730	$—		$—		$—	$521,145	$10,915,875	140,850,000	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,077,927,563	—		(1,671,281,683	)(a)	—	—	2,406,645,880	2,406,645,880	8,833,829		—
iShares Biotechnology ETF	2,297,772	—		—		—	146,356	2,444,128	19,698	601		—
iShares China Large-Cap ETF	11,232,953	—		—		—	(203,312)	11,029,641	363,056	52,980		—
iShares iBoxx $ High Yield Corporate Bond ETF	106,879	96,303,354		(38,446,789)		(939,157)	1,622,983	58,647,270	750,061	1,281		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,056,977	261,285,443		(38,157,943)		667,386	7,408,570	234,260,433	2,043,979	22,379		—
iShares JP Morgan USD Emerging Markets Bond ETF	—	59,758,942		—		—	960,951	60,719,893	689,842	—		—
iShares Latin America 40 ETF	9,684,301	—		—		—	(938,747)	8,745,554	371,046	407,436		—
iShares MSCI Brazil ETF	14,315,673	—		—		—	(1,638,199)	12,677,474	436,853	654,896		—
iShares MSCI Emerging Markets ETF	2,391,715	—		—		—	(136,572)	2,255,143	56,435	20,422		—
iShares Russell 2000 ETF(b)	—	130,483,272		(138,192,351)		7,709,079	—	—	—	—		—
Quintis Australia Pty. Ltd.	92,389,186	—		—		—	4,302	92,389,186	92,389,186	—		—
Quintis Australia Pty. Ltd.	82,684,528	—		—		—	65,179	82,684,528	82,684,528	—		—
Quintis HoldCo Pty. Ltd.	6,458,420	—		—		—	(5,385,827)	1,072,593	43,735,802	—		—
SL Liquidity Series, LLC, Money Market Series	174,301,878	194,871,317	(a)	—		(15,412)	(16,225)	369,141,558	369,215,402	833,408	(c)	—

						$7,421,896	$2,410,604	$3,353,629,156		$10,827,232		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	21	09/08/22	$2,744	$108,876
Euro BTP	1,078	09/08/22	139,187	4,272,691
Euro Bund	1,790	09/08/22	288,397	5,275,822
10-Year Australian Treasury Bonds	3,431	09/15/22	299,578	14,784,796
FTSE/MIB Index	124	09/16/22	14,256	442,100
MSCI Emerging Markets Index	611	09/16/22	30,504	(154,412)
Russell 2000 E-Mini CME Index	219	09/16/22	20,644	1,855,926
10-Year U.S. Treasury Note	11,638	09/21/22	1,408,562	21,971,328
U.S. Long Bond	624	09/21/22	89,447	2,600,007
Ultra U.S. Treasury Bond	3,503	09/21/22	548,001	2,703,935
5-Year U.S. Treasury Note	16,706	09/30/22	1,900,177	21,765,795

				75,626,864

Short Contracts
30-Year Euro Buxl Bond	230	09/08/22	43,676	(3,049,099)
Euro-Schatz	1,369	09/08/22	154,099	(2,955,435)
Nikkei 225 Yen-Denominated	27	09/08/22	2,832	18,139
10-Year Japanese Government Treasury Bonds	178	09/12/22	200,906	(1,856,425)
SPI 200 Index	35	09/15/22	4,232	(243,115)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
Euro Stoxx 50 Index.	2,478	09/16/22	$94,263	$(6,135,246)
FTSE 100 Index	73	09/16/22	6,575	(190,434)
NASDAQ 100 E-Mini Index	2,411	09/16/22	625,486	(75,115,682)
S&P 500 E-Mini Index	1,956	09/16/22	404,256	(31,839,203)
10-Year U.S. Ultra Long Treasury Note	11,137	09/21/22	1,458,251	(30,245,965)
Long Gilt.	291	09/28/22	41,881	(301,489)
2-Year U.S. Treasury Note	6,248	09/30/22	1,314,960	(1,709,910)

				(153,623,864)

				$(77,997,000)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	149,958,353	USD	104,658,544	Barclays Bank PLC	08/18/22	$142,971
CHF	64,219,665	USD	64,789,064	BofA NA	08/18/22	2,754,355
CHF	88,676,416	USD	91,702,659	JPMorgan Chase Bank N.A.	08/18/22	1,563,295
CHF	155,151,943	USD	157,084,761	JPMorgan Chase Bank N.A.	08/18/22	6,097,229
USD	21,473,217	GBP	17,060,492	HSBC Bank USA N.A.	08/18/22	689,262
USD	26,284,491	GBP	20,873,276	HSBC Bank USA N.A.	08/18/22	855,609
USD	96,540,051	HKD	756,384,539	Citibank N.A.	08/18/22	129,712
USD	243,801,839	JPY	31,691,250,000	HSBC Bank USA N.A.	08/22/22	5,804,761
USD	49,731,108	BRL	246,248,557	HSBC Bank USA N.A.	09/02/22	2,582,346
AUD	95,157,714	USD	65,550,762	Deutsche Bank AG	09/15/22	981,881
CAD	53,957,190	USD	41,725,169	Deutsche Bank AG	09/15/22	405,621
CNH	237,752,680	USD	35,089,477	UBS AG	09/15/22	153,853
GBP	36,756,151	EUR	42,176,071	Citibank N.A.	09/15/22	1,568,328
JPY	4,344,154,581	USD	32,627,980	Morgan Stanley & Co. International PLC	09/15/22	57,660
JPY	124,560,152,631	USD	928,555,527	Morgan Stanley & Co. International PLC	09/15/22	8,641,409
MXN	949,713,312	USD	45,815,496	HSBC Bank USA N.A.	09/15/22	397,414
NZD	19,067,628	USD	11,853,526	Deutsche Bank AG	09/15/22	136,014
SEK	310,616,078	USD	30,539,685	Citibank N.A.	09/15/22	86,441
USD	53,876,259	EUR	51,249,853	Deutsche Bank AG	09/15/22	1,335,760
USD	93,783,519	INR	7,391,079,106	Citibank N.A.	09/15/22	977,214
USD	30,777,287	EUR	29,163,319	Barclays Bank PLC	09/21/22	866,722
USD	20,819,911	EUR	19,571,007	BNP Paribas SA	09/21/22	747,440
IDR	340,520,173,218	USD	22,486,969	HSBC Bank USA N.A.	10/19/22	407,555
AUD	62,541,878	USD	43,220,209	JPMorgan Chase Bank N.A.	10/20/22	527,413
CAD	144,469,682	USD	111,772,892	Deutsche Bank AG	10/20/22	1,014,828
JPY	18,310,144,932	EUR	129,915,158	JPMorgan Chase Bank N.A.	10/20/22	4,659,417
MXN	1,042,721,925	USD	50,216,119	Deutsche Bank AG	10/20/22	188,930
MXN	28,473,224	USD	1,371,444	Morgan Stanley & Co. International PLC	10/20/22	4,948
USD	135,554,336	CNH	913,622,672	Deutsche Bank AG	10/20/22	34,776
USD	91,690,000	HKD	718,180,263	Deutsche Bank AG	10/20/22	16,288

						43,829,452

AUD	142,865,668	USD	100,570,573	Barclays Bank PLC	08/18/22	(725,928)
AUD	50,797,503	USD	36,226,346	JPMorgan Chase Bank N.A.	08/18/22	(725,454)
EUR	99,632,812	USD	105,548,500	Deutsche Bank AG	08/18/22	(3,606,992)
GBP	17,738,521	USD	22,261,425	Deutsche Bank AG	08/18/22	(651,461)
GBP	26,102,556	USD	32,598,819	Deutsche Bank AG	08/18/22	(799,363)
GBP	52,904,668	USD	65,290,328	Deutsche Bank AG	08/18/22	(839,182)
JPY	16,405,043,260	USD	126,642,484	JPMorgan Chase Bank N.A.	08/18/22	(3,478,592)
JPY	6,894,613,491	USD	53,339,647	UBS AG	08/18/22	(1,577,063)
JPY	13,820,505,137	USD	107,124,986	UBS AG	08/18/22	(3,364,991)
NOK	557,987,687	CHF	57,526,200	BofA NA	08/18/22	(2,746,497)
NOK	339,929,392	CHF	34,783,501	JPMorgan Chase Bank N.A.	08/18/22	(1,397,833)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	109,312,056,492	USD	85,218,954	JPMorgan Chase Bank N.A.	08/24/22	$(1,339,471)
USD	248,437,312	JPY	33,091,850,000	BNP Paribas SA	09/06/22	(360,091)
BRL	382,428,664	USD	75,889,243	Goldman Sachs International	09/15/22	(2,902,203)
DKK	3,901,217	USD	563,719	Morgan Stanley & Co. International PLC	09/15/22	(26,419)
DKK	110,991,650	USD	16,034,057	Morgan Stanley & Co. International PLC	09/15/22	(747,596)
EUR	716,688,492	USD	751,205,643	HSBC Bank USA N.A.	09/15/22	(16,468,489)
PLN	47,458,083	USD	10,910,606	Barclays Bank PLC	09/15/22	(756,499)
USD	131,421,899	JPY	17,662,640,667	Barclays Bank PLC	09/15/22	(1,472,709)
USD	84,128,755	SEK	855,547,700	Morgan Stanley & Co. International PLC	09/15/22	(226,541)
ZAR	173,306,553	USD	10,658,789	HSBC Bank USA N.A.	09/15/22	(282,765)
ZAR	2,280,963	USD	140,323	Morgan Stanley & Co. International PLC	09/15/22	(3,760)
EUR	19,086,228	USD	20,085,106	BNP Paribas SA	09/21/22	(509,835)
EUR	48,182,287	USD	49,758,330	JPMorgan Chase Bank N.A.	09/21/22	(341,478)
JPY	13,340,988,267	USD	101,182,690	JPMorgan Chase Bank N.A.	09/21/22	(753,994)
USD	22,197,162	CNH	150,505,637	JPMorgan Chase Bank N.A.	09/21/22	(115,395)
USD	39,877,218	CNH	270,275,820	JPMorgan Chase Bank N.A.	09/21/22	(191,346)
USD	39,954,482	EUR	39,019,383	BofA NA	09/21/22	(64,686)
USD	29,991,767	EUR	29,330,826	JPMorgan Chase Bank N.A.	09/21/22	(90,597)
USD	18,990,699	EUR	18,969,453	Morgan Stanley & Co. International PLC	09/21/22	(464,805)
USD	207,104,347	JPY	27,772,900,000	Morgan Stanley & Co. International PLC	09/26/22	(2,052,881)
USD	194,239,222	JPY	26,692,350,000	JPMorgan Chase Bank N.A.	10/11/22	(7,043,019)
USD	133,889,880	JPY	18,389,850,000	JPMorgan Chase Bank N.A.	10/17/22	(4,859,554)
USD	47,786,459	NOK	473,244,434	Deutsche Bank AG	10/20/22	(1,253,218)

						(62,240,707)

						$(18,411,255)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust.	4,484	08/01/22	USD	405.00	USD	184,736	$3,170,188
SPDR S&P 500 ETF Trust	2,242	08/12/22	USD	415.00	USD	92,368	984,238
Alphabet Inc., Class C	1,520	08/19/22	USD	117.50	USD	17,729	402,800
CF Industries Holdings, Inc.	479	08/19/22	USD	115.00	USD	4,574	15,568
Daimler AG	1,993	08/19/22	EUR	70.00	EUR	11,404	11,203
Eli Lilly & Co.	744	08/19/22	USD	320.00	USD	24,529	1,248,060
Generac Holdings, Inc.	372	08/19/22	USD	300.00	USD	9,981	178,560
Halliburton Co.	2,868	08/19/22	USD	39.00	USD	8,403	10,038
Intuit, Inc.	290	08/19/22	USD	450.00	USD	13,229	555,350
iShares Expanded Tech-Software Sector ETF	569	08/19/22	USD	300.00	USD	16,803	352,780
Northrop Grumman Corp.	370	08/19/22	USD	500.00	USD	17,719	155,400
SPDR S&P 500 ETF Trust	1,352	08/19/22	USD	450.00	USD	55,701	12,844
Tesla, Inc.	171	08/19/22	USD	750.00	USD	15,244	2,552,175
10-Year U.S. Treasury Note Future	3,056	08/26/22	USD	120.50	USD	369,872	4,106,500
Alphabet Inc., Class C	3,082	09/16/22	USD	115.00	USD	35,948	1,833,790
Domino’s Pizza, Inc.	239	09/16/22	USD	400.00	USD	9,371	282,020
General Motors Co.	4,499	09/16/22	USD	45.00	USD	16,313	53,988
General Motors Co.	2,421	09/16/22	USD	38.00	USD	8,779	319,572
HCA Healthcare, Inc.	597	09/16/22	USD	220.00	USD	12,681	319,395
Microsoft Corp.	1,307	09/16/22	USD	265.00	USD	36,693	2,738,165
Mosaic Co.	861	09/16/22	USD	70.00	USD	4,534	34,871
SPDR S&P 500 ETF Trust	3,739	09/16/22	USD	400.00	USD	154,043	7,436,871
United Rentals, Inc.	284	09/16/22	USD	320.00	USD	9,164	555,220
Walt Disney Co.	598	09/16/22	USD	110.00	USD	6,345	213,785
Western Digital Corp.	1,882	09/16/22	USD	60.00	USD	9,241	96,923
Eli Lilly & Co.	255	10/21/22	USD	330.00	USD	8,407	541,237
Invesco DB Agriculture Fund(a)	5,177	10/21/22	USD	23.00	USD	10,452	129,425
Walt Disney Co.	832	10/21/22	USD	115.00	USD	8,828	276,640
Dynatrace, Inc.	1,175	11/18/22	USD	45.00	USD	4,422	235,000

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Generac Holdings, Inc.	496	11/18/22	USD	280.00	USD	13,308	$1,371,440
Commerzbank AG	4,712	12/16/22	EUR	9.00	EUR	3,147	86,686
HCA Healthcare, Inc.	597	12/16/22	USD	230.00	USD	12,681	605,955
LVMH Moet Hennessy Louis Vuitton SE	187	12/16/22	EUR	640.00	EUR	12,623	1,265,236
SAP Investor Relations, ADR	742	12/16/22	USD	100.00	USD	6,916	270,830
Abbott Laboratories	1,060	01/20/23	USD	125.00	USD	11,537	200,870
Adobe, Inc.	192	01/20/23	USD	480.00	USD	7,874	314,880
Align Technology, Inc.	269	01/20/23	USD	290.00	USD	7,558	969,745
Alphabet Inc., Class C	1,760	01/20/23	USD	125.00	USD	20,529	1,205,600
Booking Holdings, Inc.	64	01/20/23	USD	2,600.00	USD	12,388	236,800
Dynatrace, Inc.	1,180	01/20/23	USD	45.00	USD	4,440	345,150
Eli Lilly & Co.	373	01/20/23	USD	340.00	USD	12,297	933,432
Eli Lilly & Co.	371	01/20/23	USD	320.00	USD	12,231	1,321,687
Glencore International PLC	1,180	01/20/23	GBP	5.80	GBP	5,499	202,991
Humana, Inc.	179	01/20/23	USD	500.00	USD	8,628	530,735
Intuit, Inc.	199	01/20/23	USD	450.00	USD	9,078	1,089,525
Nike, Inc., Class B	991	01/20/23	USD	135.00	USD	11,389	379,058
Otis Worldwide Corp.	1,238	01/20/23	USD	85.00	USD	9,677	371,400
salesforce.com, Inc.	649	01/20/23	USD	200.00	USD	11,943	897,242
salesforce.com, Inc.	648	01/20/23	USD	210.00	USD	11,924	669,060
ServiceNow, Inc.	223	01/20/23	USD	550.00	USD	9,961	441,540
SPDR S&P 500 ETF Trust	2,748	01/20/23	USD	430.00	USD	113,215	4,418,784
XPO Logistics, Inc.	825	01/20/23	USD	57.50	USD	4,929	734,250

							47,685,502

Put
Anglo American PLC	491	08/19/22	GBP	32.00	GBP	14,919	2,152,493
BHP Group Ltd.	651	08/19/22	GBP	22.28	GBP	16,424	587,075
FedEx Corp.	1,649	08/19/22	USD	210.00	USD	38,437	144,288
Intel Corp.	3,553	08/19/22	USD	36.00	USD	12,901	397,936
InvesCo QQQ Trust, Series 1	490	08/19/22	USD	250.00	USD	15,458	5,145
iShares China Large-Cap ETF	15,971	08/19/22	USD	30.00	USD	48,520	1,181,854
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,121	08/19/22	USD	108.00	USD	93,075	101,513
iShares MSCI EAFE ETF	1,217	08/19/22	USD	51.00	USD	7,998	12,779
iShares Russell 2000 ETF	540	08/19/22	USD	170.00	USD	10,112	26,730
Kroger Co.	11,173	08/19/22	USD	45.00	USD	51,887	770,937
Procter & Gamble Co.	2,026	08/19/22	USD	135.00	USD	28,143	281,614
Rio Tinto PLC, ADR	224	08/19/22	GBP	52.00	GBP	11,516	1,485,179
Sabre Corp.	468	08/19/22	USD	5.00	USD	288	8,190
SPDR S&P 500 ETF Trust	260	08/19/22	USD	350.00	USD	10,712	5,070
SPDR S&P 500 ETF Trust	6,055	08/19/22	USD	380.00	USD	249,460	535,867
United States Steel Corporation	846	08/19/22	USD	15.00	USD	2,001	2,961
VanEck Vectors Semiconductor ETF	522	08/19/22	USD	165.00	USD	12,380	3,132
Xerox Holdings Corp.	1,021	08/19/22	USD	13.00	USD	1,749	15,315
10-Year U.S. Treasury Note Future	2,391	08/26/22	USD	115.00	USD	289,386	37,359
Apple, Inc.	4,966	09/16/22	USD	140.00	USD	80,702	484,185
ConocoPhillips	2,047	09/16/22	USD	75.00	USD	19,944	115,656
Consumer Staples Select Sector SPDR Fund	17,589	09/16/22	USD	73.00	USD	131,020	3,227,581
Dollar Tree, Inc.	2,508	09/16/22	USD	145.00	USD	41,472	840,180
Exxon Mobil Corp.	1,346	09/16/22	USD	100.00	USD	13,047	895,090
Ford Motor Co.	1,558	09/16/22	USD	10.00	USD	2,289	10,127
Invesco Senior Loan ETF	908	09/16/22	USD	19.00	USD	1,904	6,810
Sherwin-Williams Co. (The)	266	09/16/22	USD	240.00	USD	6,436	234,080
Carnival Corp.	885	10/21/22	USD	5.00	USD	802	20,798
EQT Corp.	3,118	10/21/22	USD	30.00	USD	13,729	210,465
Sabre Corp.	36	10/21/22	USD	6.00	USD	22	2,934
Sabre Corp.	277	10/21/22	USD	5.00	USD	170	10,803
Ally Financial, Inc.	1,037	12/16/22	USD	20.00	USD	3,429	31,110
Ford Motor Co.	884	12/16/22	USD	8.00	USD	1,299	10,166
SPDR S&P 500 ETF Trust	3,722	12/16/22	USD	350.00	USD	153,343	2,244,366
ConocoPhillips	1,445	01/20/23	USD	70.00	USD	14,079	367,030
Energy Select Sector SPDR Fund	2,461	01/20/23	USD	65.00	USD	19,299	623,863

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
EQT Corp.	2,461	01/20/23	USD	35.00	USD	10,836	$762,910
Exxon Mobil Corp.	963	01/20/23	USD	75.00	USD	9,334	209,453
Pioneer Natural Resources Co.	433	01/20/23	USD	210.00	USD	10,260	848,680
Valero Energy Corp.	844	01/20/23	USD	90.00	USD	9,349	466,310

							19,378,034

							$67,063,536

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
NASDAQ 100 Index	Down-and-in	Goldman Sachs International	2,373	09/16/22	USD	11,707.72	USD	10,904.25	USD	27,782	$31,609
Put
JPY Currency	One Touch	HSBC Bank PLC	—	08/24/22	JPY	118.00	JPY	118	USD	2,440	10,918

											$42,527

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	JPMorgan Chase Bank N.A.	—	09/15/22	USD	6.80	USD	193,019	$960,462
Essilorluxottica SA	JPMorgan Chase Bank N.A.	75,988	09/16/22	EUR	200.00	EUR	11,584	2,368
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	255,185	09/16/22	USD	290.00	USD	60,466	315,054
USD Currency	Goldman Sachs International	—	09/26/22	USD	6.79	USD	118,216	742,635
EUR Currency	Bank of America N.A.	—	09/29/22	EUR	1.09	EUR	125,085	139,349
USD Currency	Goldman Sachs International	—	10/27/22	USD	6.80	USD	96,625	727,005

								2,886,873

Put
EUR Currency	Bank of America N.A.	—	08/04/22	EUR	1.02	EUR	149,077	411,535
EUR Currency	Morgan Stanley & Co. International PLC	—	08/12/22	EUR	1.00	EUR	280,368	410,054
EUR Currency	JPMorgan Chase Bank N.A.	—	08/22/22	EUR	0.98	EUR	80,827	1,076,310
USD Currency	Royal Bank of Canada	—	09/08/22	USD	130.00	USD	147,128	1,075,797
EUR Currency	Bank of America N.A.	—	09/29/22	EUR	1.00	EUR	125,085	1,341,971

								4,315,667

								$7,202,540

OTC Credit Default Swaptions Purchased

	Paid by the Fund	Received by the Fund			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating(a)	Price	Amount (000)(b)	Value
Put
Buy Protection 5-Year Credit Default Swap, 06/20/27	1.00%	CDX.NA.IG.38.V1	Quarterly	Barclays Bank PLC	08/17/22	NR	USD 100.00	USD 64,300	$15,287
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	CDX.NA.HY.38.V2	Quarterly	Citibank N.A.	08/17/22	NR	USD 91.00	USD 8,500	4,292
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	CDX.NA.HY.38.V2	Quarterly	JPMorgan Chase Bank N.A.	08/17/22	NR	USD 93.00	USD 10,800	6,401
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	CDX.NA.HY.38.V2	Quarterly	Goldman Sachs International	09/21/22	NR	USD 97.00	USD 8,595	53,362

									$79,342

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
10-Year Interest Rate Swap, 10/29/32	1-Day SOFR, 2.32%	Quarterly	2.26%	Semi-Annual	Morgan Stanley & Co. International PLC	10/27/22	2.26%	USD	63,825	$711,989
1-Year Interest Rate Swap, 03/18/24	3-Month LIBOR, 2.79%	Quarterly	0.80%	Semi-Annual	Morgan Stanley & Co. International PLC	03/16/23	0.80	USD	1,362,004	167,458

										879,447

Put
10-Year Interest Rate Swap, 08/10/32	0.42%	Annual	1-Day JPOIS, (0.01%)	Annual	BNP Paribas S.A.	08/08/22	0.42	JPY	10,107,522	56
10-Year Interest Rate Swap, 08/10/32	0.42%	Annual	1-Day JPOIS, (0.01%)	Annual	BNP Paribas S.A.	08/08/22	0.42	JPY	5,053,761	28
1-Year Interest Rate Swap, 04/03/24	2.47%	Annual	1-Day SONIA, 1.19%	Annual	Goldman Sachs International	04/03/23	2.47	GBP	512,248	3,704,787

										3,704,871

										$4,584,318

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call

Alphabet Inc., Class C	3,520	08/19/22	USD	125.00	USD	41,057	$(158,400)
Amazon.com, Inc.	448	08/19/22	USD	125.00	USD	18,353	(512,960)
American Tower Corp.	416	08/19/22	USD	280.00	USD	11,267	(97,760)
Anglo American PLC	247	08/19/22	GBP	41.00	GBP	7,505	(13,942)
Applied Materials, Inc.	405	08/19/22	USD	105.00	USD	4,292	(196,425)
Archer-Daniels-Midland Co.	734	08/19/22	USD	80.00	USD	6,075	(278,920)
Bank of America Corp.	3,437	08/19/22	USD	35.00	USD	11,620	(130,606)
BHP Group Ltd.	325	08/19/22	GBP	28.51	GBP	8,199	(22,204)
Boston Scientific Corp.	2,323	08/19/22	USD	42.00	USD	9,536	(133,573)
CF Industries Holdings, Inc.	897	08/19/22	USD	95.00	USD	8,565	(421,590)
Comcast Corp., Class A	1,305	08/19/22	USD	42.50	USD	4,896	(7,178)
Costco Wholesale Corp.	169	08/19/22	USD	510.00	USD	9,148	(596,992)
EQT Corp.	2,388	08/19/22	USD	41.00	USD	10,514	(967,140)
Fortive Corp.	1,610	08/19/22	USD	60.00	USD	10,376	(821,100)
Home Depot, Inc.	500	08/19/22	USD	325.00	USD	15,047	(59,000)
Home Depot, Inc.	303	08/19/22	USD	300.00	USD	9,118	(285,577)
iShares Expanded Tech-Software Sector ETF	569	08/19/22	USD	325.00	USD	16,803	(35,563)
Mastercard, Inc., Class A	393	08/19/22	USD	350.00	USD	13,904	(449,002)
Microsoft Corp.	1,246	08/19/22	USD	280.00	USD	34,980	(847,280)
Morgan Stanley	816	08/19/22	USD	80.00	USD	6,879	(420,240)
Nice Ltd.	357	08/19/22	USD	230.00	USD	7,641	(84,788)
Rio Tinto PLC, ADR	112	08/19/22	GBP	65.90	GBP	5,758	(12,104)
Starbucks Corp.	665	08/19/22	USD	80.00	USD	5,638	(400,662)
TE Connectivity Ltd.	530	08/19/22	USD	125.00	USD	7,088	(522,050)
Tesla, Inc.	171	08/19/22	USD	850.00	USD	15,244	(1,174,770)
Thermo Fisher Scientific, Inc.	136	08/19/22	USD	580.00	USD	8,138	(360,400)
United Parcel Service, Inc., Class B	563	08/19/22	USD	190.00	USD	10,972	(401,137)
Vulcan Materials Co.	500	08/19/22	USD	160.00	USD	8,267	(442,500)
Walt Disney Co.	580	08/19/22	USD	105.00	USD	6,154	(262,450)
10-Year U.S. Treasury Note Future	3,056	08/26/22	USD	122.50	USD	369,872	(1,432,500)
Alcoa Corp.	1,111	09/16/22	USD	55.00	USD	5,654	(282,194)
Alphabet Inc., Class C	2,581	09/16/22	USD	125.00	USD	30,105	(419,412)
ConocoPhillips	3,010	09/16/22	USD	90.00	USD	29,326	(3,077,725)
General Motors Co.	4,499	09/16/22	USD	52.50	USD	16,313	(11,248)
Microsoft Corp.	1,051	09/16/22	USD	290.00	USD	29,506	(614,835)
Costco Wholesale Corp.	242	10/21/22	USD	580.00	USD	13,099	(295,240)
EQT Corp.	3,118	10/21/22	USD	42.00	USD	13,729	(1,855,210)
Invesco DB Agriculture Fund(a)	5,177	10/21/22	USD	27.00	USD	10,452	(51,770)
UnitedHealth Group, Inc.	372	12/16/22	USD	600.00	USD	20,175	(443,610)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
AbbVie, Inc.	1,113	01/20/23	USD	165.00	USD	15,973	$(320,544)
EQT Corp.	2,461	01/20/23	USD	50.00	USD	10,836	(1,181,280)
Exxon Mobil Corp.	1,927	01/20/23	USD	95.00	USD	18,678	(1,859,555)
Merck & Co., Inc.	1,730	01/20/23	USD	100.00	USD	15,456	(324,375)
Valero Energy Corp.	1,687	01/20/23	USD	120.00	USD	18,687	(1,598,432)

							(23,884,243)

Put
Alphabet Inc., Class C	1,520	08/19/22	USD	96.00	USD	17,729	(15,200)
Alphabet Inc., Class C	3,580	08/19/22	USD	95.00	USD	41,757	(35,800)
Anglo American PLC	491	08/19/22	GBP	28.69	GBP	14,919	(709,799)
BHP Group Ltd.	651	08/19/22	GBP	19.60	GBP	16,424	(108,965)
Daimler AG	1,993	08/19/22	EUR	60.00	EUR	11,404	(728,208)
FedEx Corp.	1,649	08/19/22	USD	180.00	USD	38,437	(9,894)
Generac Holdings, Inc.	372	08/19/22	USD	220.00	USD	9,981	(81,840)
Halliburton Co.	2,868	08/19/22	USD	30.00	USD	8,403	(463,182)
iShares China Large-Cap ETF	15,971	08/19/22	USD	28.00	USD	48,520	(415,246)
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,121	08/19/22	USD	103.00	USD	93,075	(64,968)
iShares Russell 2000 ETF	540	08/19/22	USD	150.00	USD	10,112	(2,970)
Kroger Co.	11,173	08/19/22	USD	40.00	USD	51,887	(106,144)
Northrop Grumman Corp.	370	08/19/22	USD	400.00	USD	17,719	(32,375)
Procter & Gamble Co.	2,026	08/19/22	USD	120.00	USD	28,143	(27,351)
Rio Tinto PLC, ADR	224	08/19/22	GBP	46.01	GBP	11,516	(347,444)
SPDR S&P 500 ETF Trust	6,055	08/19/22	USD	365.00	USD	249,460	(227,062)
VanEck Vectors Semiconductor ETF	522	08/19/22	USD	145.00	USD	12,380	(1,305)
10-Year U.S. Treasury Note Future	4,782	08/26/22	USD	113.00	USD	578,771	(4,782)
Albemarle Corp.	1,006	09/16/22	USD	180.00	USD	24,578	(173,535)
Alcoa Corp.	1,111	09/16/22	USD	35.00	USD	5,654	(39,441)
Apple, Inc.	7,627	09/16/22	USD	125.00	USD	123,946	(202,115)
Consumer Staples Select Sector SPDR Fund	17,589	09/16/22	USD	66.00	USD	131,020	(879,450)
Dollar Tree, Inc.	2,508	09/16/22	USD	125.00	USD	41,472	(310,992)
Domino’s Pizza, Inc.	239	09/16/22	USD	300.00	USD	9,371	(16,730)
Energy Select Sector SPDR Fund	1,243	09/16/22	USD	75.00	USD	9,748	(308,885)
Exxon Mobil Corp.	1,346	09/16/22	USD	90.00	USD	13,047	(295,447)
General Motors Co.	4,499	09/16/22	USD	32.00	USD	16,313	(285,686)
General Motors Co.	2,421	09/16/22	USD	30.00	USD	8,779	(84,735)
Splunk Inc.	451	09/16/22	USD	75.00	USD	4,686	(39,914)
United Rentals, Inc.	284	09/16/22	USD	270.00	USD	9,164	(93,720)
Walt Disney Co.	598	09/16/22	USD	95.00	USD	6,345	(94,185)
Eli Lilly & Co.	255	10/21/22	USD	260.00	USD	8,407	(70,125)
Invesco DB Agriculture Fund(a)	5,177	10/21/22	USD	19.00	USD	10,452	(207,080)
Walt Disney Co.	832	10/21/22	USD	90.00	USD	8,828	(141,856)
Dynatrace, Inc.	1,175	11/18/22	USD	35.00	USD	4,422	(381,875)
Generac Holdings, Inc.	496	11/18/22	USD	200.00	USD	13,308	(386,880)
Commerzbank AG	4,712	12/16/22	EUR	7.20	EUR	3,147	(534,565)
HCA Healthcare, Inc.	597	12/16/22	USD	160.00	USD	12,681	(199,995)
LVMH Moet Hennessy Louis Vuitton SE	187	12/16/22	EUR	520.00	EUR	12,623	(193,035)
SAP Investor Relations, ADR	742	12/16/22	USD	80.00	USD	6,916	(168,805)
SPDR S&P 500 ETF Trust	4,467	12/16/22	USD	310.00	USD	184,036	(1,181,521)
Abbott Laboratories	1,060	01/20/23	USD	105.00	USD	11,537	(564,450)
Adobe, Inc.	192	01/20/23	USD	400.00	USD	7,874	(638,880)
Align Technology, Inc.	269	01/20/23	USD	230.00	USD	7,558	(464,025)
Alphabet Inc., Class C	2,440	01/20/23	USD	80.00	USD	28,460	(256,200)
Alphabet Inc., Class C	1,760	01/20/23	USD	100.00	USD	20,529	(651,200)
Amazon.com, Inc.	2,440	01/20/23	USD	80.00	USD	32,928	(198,860)
Apple, Inc.	1,806	01/20/23	USD	100.00	USD	29,349	(127,323)
Booking Holdings, Inc.	64	01/20/23	USD	2,000.00	USD	12,388	(1,486,400)
Dynatrace, Inc.	1,180	01/20/23	USD	35.00	USD	4,440	(483,800)
Eli Lilly & Co.	373	01/20/23	USD	280.00	USD	12,297	(377,662)
Eli Lilly & Co.	371	01/20/23	USD	260.00	USD	12,231	(241,150)
Exxon Mobil Corp.	963	01/20/23	USD	65.00	USD	9,334	(93,893)
Glencore International PLC	1,180	01/20/23	GBP	4.50	GBP	5,499	(721,344)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
Humana, Inc.	179	01/20/23	USD	390.00	USD	8,628	$(147,675)
Intuit, Inc.	199	01/20/23	USD	370.00	USD	9,078	(324,370)
Microsoft Corp.	993	01/20/23	USD	200.00	USD	27,877	(227,397)
Nike, Inc., Class B	991	01/20/23	USD	110.00	USD	11,389	(795,277)
Otis Worldwide Corp.	1,238	01/20/23	USD	65.00	USD	9,677	(185,700)
salesforce.com, Inc.	1,297	01/20/23	USD	160.00	USD	23,867	(1,189,997)
ServiceNow, Inc.	223	01/20/23	USD	450.00	USD	9,961	(1,198,625)
Valero Energy Corp.	844	01/20/23	USD	75.00	USD	9,349	(206,780)
XPO Logistics, Inc.	825	01/20/23	USD	45.00	USD	4,929	(160,875)

							(20,414,990)

							$(44,299,233)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call

USD Currency	JPMorgan Chase Bank N.A.	—	09/15/22	USD	7.00	USD	193,019	$(201,705)
Essilorluxottica SA	JPMorgan Chase Bank N.A.	75,988	09/16/22	EUR	225.00	EUR	11,584	(174)
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	255,185	09/16/22	USD	320.00	USD	60,466	(79,148)
USD Currency	Goldman Sachs International	—	09/26/22	USD	6.99	USD	118,216	(175,670)
EUR Currency	Bank of America N.A.	—	09/29/22	EUR	1.06	EUR	125,085	(587,823)
USD Currency	Goldman Sachs International	—	10/27/22	USD	7.05	USD	96,625	(174,408)

								(1,218,928)

Put
EUR Currency	Bank of America N.A.	—	08/04/22	EUR	0.99	EUR	149,077	(14,627)
EUR Currency	JPMorgan Chase Bank N.A.	—	08/22/22	EUR	0.96	EUR	80,827	(283,266)
USD Currency	Royal Bank of Canada	—	09/08/22	USD	125.00	USD	147,128	(306,025)
Essilorluxottica SA	JPMorgan Chase Bank N.A.	75,988	09/16/22	EUR	160.00	EUR	11,584	(862,725)
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	255,185	09/16/22	USD	230.00	USD	60,466	(3,043,382)
S&P 500 Index	Citibank N.A.	17,185	09/16/22	USD	3,700.00	USD	70,979	(394,788)
EUR Currency	Bank of America N.A.	—	09/29/22	EUR	0.98	EUR	125,085	(573,505)

								(5,478,318)

								$(6,697,246)

OTC Credit Default Swaptions Written

	Paid by the Fund	Received by the Fund			Expiration	Credit		Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating	(a)	Price	Amount (000)(b)	Value

Call

Buy Protection 5-Year Credit Default Swap, 06/20/27	CDX.NA.HY.38.V2	5.00%	Quarterly	JPMorgan Chase Bank N.A.	09/21/22	NR		USD 103.00	USD 39,269	$(118,954)

Put
Sold Protection 5-Year Credit Default Swap, 06/20/27	CDX.NA.IG.38.V1	1.00%	Quarterly	Barclays Bank PLC	08/17/22	NR		USD 120.00	USD 64,300	(7,536)
Sold Protection 5-Year Credit Default Swap, 06/20/27	CDX.NA.HY.38.V2	5.00%	Quarterly	Goldman Sachs International	09/21/22	NR		USD 93.00	USD 8,595	(24,724)

										(32,260)

										$(151,214)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value

Call

2-Year Interest Rate Swap, 10/29/24	2.47%	Semi-Annual	1-Day SOFR, 2.32%	Quarterly	Morgan Stanley & Co. International PLC	10/27/22	2.47%	USD	236,449	$(604,052)
2-Year Interest Rate Swap, 02/17/25	1.40%	Semi-Annual	1-Day SOFR, 2.32%	Quarterly	Morgan Stanley & Co. International PLC	02/15/23	1.40	USD	526,238	(550,660)
1-Year Interest Rate Swap, 03/18/24	0.40%	Semi-Annual	3-Month LIBOR, 2.79%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.40	USD	1,362,004	(97,615)
1-Year Interest Rate Swap, 03/18/24	0.60%	Semi-Annual	3-Month LIBOR, 2.79%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.60	USD	1,362,004	(127,375)

										(1,379,702)

Put
10-Year Interest Rate Swap, 08/19/32	1-Day SOFR, 2.32%	Quarterly	3.23%	Semi-Annual	Citibank N.A.	08/17/22	3.23	USD	118,293	(3,931)
10-Year Interest Rate Swap, 09/02/32	1-Day SOFR, 2.32%	Quarterly	3.00%	Semi-Annual	Morgan Stanley & Co. International PLC	08/31/22	3.00	USD	83,995	(85,815)
10-Year Interest Rate Swap, 09/02/32	1-Day SOFR, 2.32%	Quarterly	3.00%	Semi-Annual	Morgan Stanley & Co. International PLC	08/31/22	3.00	USD	123,460	(126,135)
2-Year Interest Rate Swap, 09/09/24	6-Month EURIBOR, 0.65%	Semi-Annual	2.00%	Annual	Goldman Sachs International	09/07/22	2.00	EUR	231,061	(110,623)
5-Year Interest Rate Swap, 10/06/27	1-Day SOFR, 2.32%	Quarterly	2.91%	Semi-Annual	Morgan Stanley & Co. International PLC	10/04/22	2.91	USD	259,533	(862,230)
10-Year Interest Rate Swap, 10/21/32	1-Day SOFR, 2.32%	Quarterly	3.20%	Semi-Annual	Citibank N.A.	10/19/22	3.20	USD	116,905	(305,423)
10-Year Interest Rate Swap, 10/28/32	1-Day SOFR, 2.32%	Quarterly	3.05%	Semi-Annual	Goldman Sachs International	10/26/22	3.05	USD	118,850	(530,027)
10-Year Interest Rate Swap, 11/02/32	1-Day SOFR, 2.32%	Quarterly	2.88%	Semi-Annual	Citibank N.A.	10/31/22	2.88	USD	120,734	(881,362)
10-Year Interest Rate Swap, 11/25/32	1-Day SOFR, 2.32%	Quarterly	3.20%	Semi-Annual	Goldman Sachs International	11/23/22	3.20	USD	115,865	(506,141)
10-Year Interest Rate Swap, 12/10/32	1-Day SOFR, 2.32%	Quarterly	3.35%	Semi-Annual	Morgan Stanley & Co. International PLC	12/08/22	3.35	USD	248,365	(913,622)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 2.32%	Quarterly	2.60%	Semi-Annual	Morgan Stanley & Co. International PLC	02/15/23	2.60	USD	526,238	(4,684,892)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 2.32%	Quarterly	2.70%	Semi-Annual	Morgan Stanley & Co. International PLC	02/15/23	2.70	USD	526,238	(4,187,424)
10-Year Interest Rate Swap, 03/25/33	1-Day SOFR, 2.32%	Quarterly	3.27%	Semi-Annual	Goldman Sachs International	03/23/23	3.27	USD	390,214	(3,232,139)
10-Year Interest Rate Swap, 03/26/33	1-Day SOFR, 2.32%	Quarterly	3.28%	Semi-Annual	Goldman Sachs International	03/24/23	3.28	USD	126,383	(1,034,598)
1-Year Interest Rate Swap, 04/03/24	1-Day SONIA, 1.19%	Annual	3.22%	Annual	Goldman Sachs International	04/03/23	3.22	GBP	1,024,497	(4,065,371)
10-Year Interest Rate Swap, 04/08/33	1-Day SOFR, 2.32%	Quarterly	3.40%	Semi-Annual	Morgan Stanley & Co. International PLC	04/06/23	3.40	USD	129,333	(930,725)
10-Year Interest Rate Swap, 04/20/33	1-Day SOFR, 2.32%	Quarterly	3.45%	Semi-Annual	Morgan Stanley & Co. International PLC	04/18/23	3.45	USD	126,946	(892,286)
10-Year Interest Rate Swap, 05/07/33	1-Day SOFR, 2.32%	Quarterly	3.75%	Semi-Annual	Citibank N.A.	05/05/23	3.75	USD	123,769	(608,213)
10-Year Interest Rate Swap, 05/13/33	1-Day SOFR, 2.32%	Quarterly	3.57%	Semi-Annual	Goldman Sachs International	05/11/23	3.57	USD	235,018	(1,521,714)
10-Year Interest Rate Swap, 06/25/33	1-Day SOFR, 2.32%	Quarterly	3.67%	Semi-Annual	Citibank N.A.	06/23/23	3.67	USD	116,455	(761,152)

										(26,243,823)

										$(27,623,525)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.36.V1	1.00%	Quarterly	06/20/26	USD	66,387	$(855,333)	$(1,051,476)	$196,143
AVIS Budget Car Rental LLC	5.00	Quarterly	12/20/26	USD	12,271	(256,388)	(1,556,864)	1,300,476
CDX.NA.HY.37.V2	5.00	Quarterly	12/20/26	USD	141,805	(4,123,502)	(10,716,100)	6,592,598
iTraxx.XO.36.V1	5.00	Quarterly	12/20/26	EUR	27,315	(406,899)	(2,541,676)	2,134,777
CDX.NA.HY.38.V2	5.00	Quarterly	06/20/27	USD	145,572	2,503,113	(3,912,560)	6,415,673
iTraxx.XO.37.V1	5.00	Quarterly	06/20/27	EUR	36,930	74,364	(990,409)	1,064,773

						$ (3,064,645)	$(20,769,085)	$17,704,440

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.34.V2	5.00%	Quarterly	12/20/25	CCC	EUR	15,870	$501,087	$1,501,224	$(1,000,137)
iTraxx.XO.35.V1	5.00	Quarterly	06/20/26	CCC+	EUR	52,175	1,079,421	6,181,379	(5,101,958)
CDX.NA.HY.37.V1	5.00	Quarterly	12/20/26	B+	USD	26,812	(782,289)	77,743	(860,032)
ITRAXX.XO.36.V1	5.00	Quarterly	12/20/26	B	EUR	17,594	(262,158)	138,674	(400,832)
CDX.NA.HY.38.V1	5.00	Quarterly	06/20/27	B+	USD	140,788	2,412,578	1,392,908	1,019,670

							$2,948,639	$9,291,928	$(6,343,289)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 2.79%	Quarterly	0.88%	Semi-Annual	N/A		08/17/22	USD	45,459	$29,014	$(6,829)	$35,843
1-Month MXIBOR, 8.08%	Monthly	4.42%	Monthly	N/A		02/28/23	MXN	958,091	(1,340,275)	98	(1,340,373)
1-Month MXIBOR, 8.08%	Monthly	4.50%	Monthly	N/A		03/03/23	MXN	957,790	(1,323,754)	99	(1,323,853)
1-Month MXIBOR, 8.08%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	679,790	(2,170,007)	132	(2,170,139)
1-Month MXIBOR, 8.08%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	679,790	(2,081,296)	132	(2,081,428)
1-Day SOFR, 2.32%	Annual	2.65%	Annual	N/A		05/02/24	USD	1,509,701	(1,464,764)	295,979	(1,760,743)
0.53%	Semi-Annual	3-Month LIBOR, 2.79%	Quarterly	N/A		06/06/24	USD	204,209	10,049,346	1,473	10,047,873
2.00%	Annual	1-Day SOFR, 2.32%	Annual	02/17/23	(a)	02/17/25	USD	148,033	1,935,334	655	1,934,679
2.72%	Annual	1-Day SOFR, 2.32%	Annual	N/A		05/02/25	USD	1,840,036	(8,402,722)	(485,310)	(7,917,412)
1-Month MXIBOR, 8.08%	Monthly	6.48%	Monthly	N/A		08/12/26	MXN	580,343	(1,815,091)	293	(1,815,384)
1-Month MXIBOR, 8.08%	Monthly	6.43%	Monthly	N/A		08/13/26	MXN	801,213	(2,574,219)	404	(2,574,623)
1-Month MXIBOR, 8.08%	Monthly	6.47%	Monthly	N/A		08/13/26	MXN	796,887	(2,509,057)	403	(2,509,460)
1-Month MXIBOR, 8.08%	Monthly	6.42%	Monthly	N/A		08/14/26	MXN	649,633	(2,101,044)	325	(2,101,369)
1-Month MXIBOR, 8.08%	Monthly	6.44%	Monthly	N/A		08/14/26	MXN	394,136	(1,257,818)	199	(1,258,017)
1-Month MXIBOR, 8.08%	Monthly	6.42%	Monthly	N/A		08/17/26	MXN	585,216	(1,885,500)	289	(1,885,789)
1-Day SOFR, 2.32%	Annual	2.67%	Annual	N/A		05/02/27	USD	205,746	2,681,557	(146,984)	2,828,541
1.08%	Semi-Annual	3-Month LIBOR, 2.79%	Quarterly	N/A		08/17/30	USD	26,559	3,070,462	3,544,030	(473,568)
0.02%	Annual	6-Month EURIBOR, 0.65%	Semi-Annual	N/A		08/26/31	EUR	103,788	13,976,203	2,152	13,974,051
1-Day SOFR, 2.32%	Annual	2.65%	Annual	N/A		05/02/32	USD	839,546	18,265,065	768,176	17,496,889
2.58%	Annual	1-Day SOFR, 2.32%	Annual	N/A		05/24/32	USD	159,068	(2,275,029)	(154,183)	(2,120,846)
2.60%	Annual	1-Day SOFR, 2.32%	Annual	N/A		05/26/32	USD	26,061	(416,517)	408	(416,925)
2.61%	Annual	1-Day SOFR, 2.32%	Annual	N/A		05/02/42	USD	19,667	(144,817)	47,993	(192,810)
2.43%	Annual	1-Day SOFR, 2.32%	Annual	N/A		05/02/52	USD	577,068	3,913,872	(1,265,137)	5,179,009

									$22,158,943	$2,604,797	$19,554,146

(a) Forward Swap.

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaps — Buy Protection

	Financing Rate Paid	Payment		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Reference Obligations/Index	by the Fund	Frequency	Counterparty	Date	Amount (000)		Value	(Received)	(Depreciation)
Bombardier, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	8,698	$(44,060)	$433,553	$(477,613)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/24	USD	410	58,920	51,836	7,084
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/24	USD	410	58,921	51,905	7,016
Borgwarner Inc.	1.00	Quarterly	BNP Paribas SA	06/20/27	USD	1,330	6,698	19,217	(12,519)
Ford Motor Company.	5.00	Quarterly	Citibank N.A.	06/20/27	USD	745	(59,010)	(35,566)	(23,444)
Ford Motor Company.	5.00	Quarterly	Citibank N.A.	06/20/27	USD	1,540	(121,980)	(39,916)	(82,064)
Ford Motor Company.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	1,695	(134,257)	(166,155)	31,898
Ford Motor Company.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	960	(76,040)	(85,057)	9,017
Ford Motor Company.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	750	(59,406)	(43,627)	(15,779)
United States Steel Corporation	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	848	11,055	(57,566)	68,621
United States Steel Corporation	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	852	11,106	(56,550)	67,656

							$(348,053)	$72,074	$(420,127)

OTC Interest Rate Swaps

										Upfront Premium Paid	Unrealized Appreciation
Paid by the Fund		Received by the Fund			Effective	Termination	Notional
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
1-Day BZDIOVER, 0.05%	Monthly	9.39%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	289,615	$(4,411,108)	$—	$(4,411,108)
1-Day BZDIOVER, 0.05%	Monthly	9.42%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	315,948	(4,752,887)	—	(4,752,887)
1-Day BZDIOVER, 0.05%	Monthly	9.54%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	314,783	(4,501,200)	—	(4,501,200)

									$(13,665,195)	$—	$(13,665,195)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund								Upfront Premium	Unrealized
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
1-Day SOFR minus 1.55%, 2.32%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	08/15/22	USD	20,046	$1,055,101	$—	$1,055,101
1-Day SOFR minus 1.45%, 2.32%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	08/15/22	USD	31,437	1,529,958	—	1,529,958
1-Day SOFR minus 1.30%, 2.32%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	08/26/22	USD	19,153	408,407	—	408,407
PPG Industries Inc.	Quaterly	1-Day SOFR minus 0.13%, 2.32%	Quaterly	BNP Paribas SA	N/A	09/02/22	USD	2,643	(6,123)	—	(6,123)
PPG Industries Inc.	Quaterly	1-Day SOFR minus 0.12%, 2.32%	Quaterly	BNP Paribas SA	N/A	09/02/22	USD	125	(288)	—	(288)
Sherwin Williams	Quaterly	1-Day SOFR minus 0.10%, 2.32%	Quaterly	BNP Paribas SA	N/A	09/02/22	USD	262	27,173	—	27,173
PPG Industries Inc.	Quaterly	1-Day SOFR minus 0.08%, 2.32%	Quaterly	BNP Paribas SA	N/A	09/02/22	USD	2,422	(5,424)	—	(5,424)
Sherwin Williams	Quaterly	1-Day SOFR minus 0.08%, 2.32%	Quaterly	BNP Paribas SA	N/A	09/02/22	USD	2,534	263,216	—	263,216
1-Day SOFR,SPDR Bloomberg High Yield Bond ETF2.32	Monthly	1-Day SOFR , SPDR Bloomberg High Yield Bond ETF2.32%	Monthly	Goldman Sachs International	N/A	09/16/22	USD	28,862	35,980	—	35,980

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund								Upfront Premium	Unrealized
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
1-Day SOFR minus 1.85%, 2.32%	Quaterly	iShares iBoxx $ High Yield Corporate Bond ETF	Quaterly	JPMorgan Chase Bank N.A.	N/A	09/16/22	USD	15,144	$905,296	$—	$905,296
1-Day SOFR minus 1.75%, 2.32%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	ABG Sundal Collier SA	N/A	09/16/22	USD	10,306	362,071	—	362,071
1-Day SOFR minus 1.65%, 2.32%	Quaterly	iShares iBoxx $ High Yield Corporate Bond ETF	Quaterly	BNP Paribas SA	N/A	09/16/22	USD	31,094	1,853,109	—	1,853,109
1-Day SOFR minus 1.65%, 2.32%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Citibank N.A.	N/A	09/16/22	USD	14,236	645,882	—	645,882
1-Day SOFR minus 1.60%, 2.32%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	09/16/22	USD	23,939	1,173,085	—	1,173,085
1-Day SOFR minus 1.60%, 2.32%	Quaterly	iShares iBoxx $ High Yield Corporate Bond ETF	Quaterly	Goldman Sachs International	N/A	09/16/22	USD	27,052	1,604,562	—	1,604,562
1-Day SOFR minus 1.50%, 2.32%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	09/16/22	USD	38,730	1,378,858	—	1,378,858
1-Day SOFR minus 1.35%, 2.32%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Goldman Sachs International	N/A	09/16/22	USD	55,335	1,965,895	—	1,965,895
1-Day SOFR minus 1.25%, 2.32%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	ABG Sundal Collier SA	N/A	09/16/22	USD	21,080	747,921	—	747,921
1-Day SOFR minus 1.25%, 2.32%	Monthly	SPDR Bloomberg High Yield Bond ETF	Monthly	BNP Paribas SA	N/A	09/16/22	USD	50,065	2,581,613	—	2,581,613
1-Day SOFR minus 1.15%, 2.32%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	09/16/22	USD	15,739	558,368	—	558,368
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	1-Day SOFR minus 0.90%, 2.32%	Monthly	Citibank N.A.	N/A	09/16/22	USD	39,798	(1,153,089)	—	(1,153,089)
1-Day SOFR minus 0.90%, 2.32%	Monthly	SPDR Bloomberg High Yield Bond ETF	Monthly	Citibank N.A.	N/A	09/16/22	USD	9,977	662,180	—	662,180
1-Day SOFR minus 0.70%, 2.32%	Monthly	SPDR Bloomberg High Yield Bond ETF	Monthly	BNP Paribas SA	N/A	09/16/22	USD	11,978	261,206	—	261,206
1-Day SOFR minus 0.60%, 2.32%	Monthly	SPDR Bloomberg High Yield Bond ETF	Monthly	BNP Paribas SA	N/A	09/16/22	USD	11,809	293,932	—	293,932
1-Day SOFR minus 0.60%, 2.32%	Monthly	SPDR Bloomberg High Yield Bond ETF	Monthly	BNP Paribas SA	N/A	09/16/22	USD	11,808	295,188	—	295,188
1-Day SOFR minus 0.50%, 2.32%	Monthly	SPDR Bloomberg High Yield Bond ETF	Monthly	BNP Paribas SA	N/A	09/16/22	USD	9,480	129,667	—	129,667
1-Day SOFR minus 0.50%, 2.32%	Monthly	SPDR Bloomberg High Yield Bond ETF	Monthly	Citibank N.A.	N/A	09/16/22	USD	20,528	756,431	—	756,431
1-Day SOFR minus 0.45%, 2.32%	Monthly	SPDR Bloomberg High Yield Bond ETF	Monthly	Barclays Bank PLC	N/A	09/16/22	USD	9,493	116,621	—	116,621

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund								Upfront Premium	Unrealized
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
Snap Inc., Class A	Monthly	1-Day SOFR minus 0.18%, 2.32%	Monthly	BNP Paribas SA	N/A	09/16/22	USD	2,303	$474,421	$—	$474,421
Pitney Bowes, Inc.	Quaterly	1-Day SOFR minus 0.25%, 2.32%	Quaterly	Citibank N.A.	N/A	12/27/22	USD	87	14,183	—	14,183

									$18,935,400	$—	$18,935,400

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Short	Monthly	Citibank N.A.(b)	02/24/23 – 02/27/23	$(67,591,383)	$(284,640	)(c)	$(67,518,500)	0.3%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	(98,091,161)	(2,264,018	)(e)	(100,054,534)	0.5

					$(2,548,658)		$(167,573,034)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(357,523) of net dividends and financing fees.
(e)	Amount includes $(300,645) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	18-477 basis points	15-250 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2023 and February 27, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

China
China Vanke Co., Ltd.	(1,362,300)	$(2,591,199)	3.8%
Coinbase Global, Inc.	(6,673)	(420,132)	0.6
Kuaishou Technology	(133,400)	(1,341,263)	2.0
Longfor Group Holdings Ltd.	(394,500)	(1,318,169)	2.0
Microport Scientific Corp.	(568,100)	(1,339,487)	2.0
Xinyi Solar Holdings Ltd.	(550,000)	(934,345)	1.4

		(7,944,595)

Comoros
Bilibili Inc., Class Z	(107,960)	(2,638,888)	3.9
China Longyuan Power Group Corp. Ltd.	(420,000)	(674,755)	1.0
Sunny Optical Technology Group Co., Ltd.	(48,900)	(661,548)	1.0

		(3,975,191)

Security	Shares	Value	% of Basket Value

Denmark
Siemens Healthineers AG	(28,230)	$(1,446,608)	2.1%

Finland
Sampo Oyj	(33,384)	(1,442,280)	2.1

Germany
Beiersdorf AG	(25,860)	(2,666,805)	4.0

Hong Kong
China Overseas Land & Investment Ltd.	(793,000)	(2,191,391)	3.2

Italy
Leonardo SpA	(110,922)	(1,038,962)	1.5
Nexi SpA	(87,343)	(793,252)	1.2

		(1,832,214)

Japan
Money Forward Inc.	(52,600)	(1,363,772)	2.0
Open House Co. Ltd.	(41,300)	(1,801,721)	2.7

		(3,165,493)

Netherlands
Prosus NV	(49,312)	(3,216,868)	4.8

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value

Norway
Norwegian Cruise Line Holdings Ltd.	(201,653)	$(2,450,084)	3.6%

South Korea
Celltrion Healthcare Co., Ltd.	(40,756)	(2,275,916)	3.3
HYBE Co., Ltd.	(7,881)	(1,070,176)	1.6
Ncsoft Corp.	(4,910)	(1,410,590)	2.1

		(4,756,682)

Spain
Ferrovial SA	(34,733)	(930,085)	1.4

Sweden
Fastighets AB Balder, B Shares	(180,041)	(1,150,115)	1.7
Sagax AB	(23,960)	(617,500)	0.9
Sweco AB, B Shares	(36,769)	(410,095)	0.6

		(2,177,710)

United Kingdom
BT Group PLC	(334,979)	(661,357)	1.0
Just Eat Takeaway.com NV	(128,852)	(2,361,761)	3.5
Rolls-Royce Holdings PLC	(1,101,326)	(1,203,682)	1.8

		(4,226,800)

United States
Caesars Entertainment, Inc.	(17,970)	(821,049)	1.2
CarMax, Inc.	(25,495)	(2,537,772)	3.8
Lamb Weston Holdings Inc.	(25,799)	(2,055,148)	3.0
Las Vegas Sands Corp.	(57,134)	(2,153,381)	3.2
Leidos Holdings, Inc.	(13,405)	(1,434,335)	2.1
Lennar Corp., Class A	(23,230)	(1,974,550)	2.9
Martin Marietta Materials, Inc.	(4,018)	(1,414,657)	2.1
Paramount Global, Class B	(94,341)	(2,231,165)	3.3
PulteGroup, Inc.	(92,030)	(4,014,349)	6.0
Quanta Services Inc.	(9,506)	(1,318,767)	2.0
Teledyne Technologies, Inc.	(6,354)	(2,486,956)	3.7
Viatris Inc.	(141,290)	(1,369,100)	2.0
Westinghouse Air Brake Technologies Corp.	(13,742)	(1,284,465)	1.9

		(25,095,694)

Rights

Comoros
Microport	(210)	0	0.0

Net Value of Reference Entity — Citibank N.A.		$(67,518,500)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Australia
Allkem Ltd.	(227,284)	$(1,833,362)	1.8%
Amp Ltd.	(2,068,803)	(1,584,309)	1.6
IDP Education Ltd.	(89,022)	(1,791,111)	1.8
Pilbara Minerals Ltd.	(897,030)	(1,768,702)	1.8

		(6,977,484)

Brazil
Localiza Rent a Car SA	(165,935)	(1,847,571)	1.9
Magazine Luiza SA	(5,063,469)	(2,524,835)	2.5
Raia Drogasil SA	(154,506)	(626,493)	0.6

		(4,998,899)

China
China Southern Airlines Co., Ltd., Class H	(1,358,000)	(735,455)	0.8
Country Garden Holdings Co., Ltd.	(4,655,230)	(1,800,268)	1.8
Xiaomi Corp.	(3,135,200)	(4,930,996)	4.9

		(7,466,719)

Comoros
Fuyao Glass Industry Group Co., Ltd.	(113,600)	(551,070)	0.6
Geely Automobile Holdings Ltd.	(701,000)	(1,390,009)	1.4
Shandong Gold Mining Co. Ltd., Class H	(883,500)	(1,538,420)	1.5
Zhuzhou CRRC Times Electric Co., Ltd.	(216,500)	(929,727)	0.9

		(4,409,226)

France
Alstom SA	(62,953)	(1,496,122)	1.5

Germany
Delivery Hero SE	(53,787)	(2,595,026)	2.6

Hong Kong
CK Asset Holdings Ltd.	(488,000)	(3,454,907)	3.5

Italy
Telecom Italia SPA	(8,977,106)	(1,991,655)	2.0

Japan
Hitachi Metals Ltd.	(66,600)	(1,024,098)	1.0
Tokyo Electric Power Co. Holdings, Inc	(180,800)	(711,514)	0.7

		(1,735,612)

Macau
Galaxy Entertainment Group Ltd.	(125,000)	(743,634)	0.7

Netherlands
Aegon NV	(458,640)	(2,014,441)	2.0

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value

Poland
CD Projekt SA	(88,910)	$(1,748,429)	1.7%
Inpost SA	(193,182)	(1,275,629)	1.3

		(3,024,058)

Singapore
Sea Ltd., ADR, ADR	(8,482)	(647,346)	0.6

South Africa
Capitec Bank Holdings Ltd.	(8,392)	(1,008,515)	1.0

South Korea
Iljin Materials Co., Ltd.	(18,955)	(1,077,351)	1.1
Posco Chemical Co., Ltd.	(33,066)	(3,355,917)	3.3

		(4,433,268)

Sweden
Swedish Match AB	(121,415)	(1,271,035)	1.3

Switzerland
Vifor Pharma AG	(12,439)	(2,173,247)	2.2

United Kingdom
Informa PLC	(209,406)	(1,522,935)	1.5
Ocado Group PLC	(154,116)	(1,584,352)	1.6

		(3,107,287)

United States
Analog Devices, Inc.	(13,116)	(2,255,427)	2.2

Security	Shares	Value	% of Basket Value

United States (continued)
Broadridge Financial Solutions Inc.	(12,057)	$(1,935,751)	1.9%
Cognizant Technology Solutions Corp.	(28,206)	(1,916,880)	1.9
Coterra Energy, Inc.	(46,934)	(1,435,711)	1.4
DISH Network Corp.	(214,656)	(3,728,575)	3.7
Dollar General Corp.	(5,704)	(1,417,045)	1.4
Dollar Tree, Inc.	(23,946)	(3,959,711)	4.0
DXC Technology Co.	(113,064)	(3,572,822)	3.6
Fiserv, Inc.	(19,770)	(2,089,294)	2.1
Franklin Resources Inc.	(78,625)	(2,158,256)	2.2
International Business Machines Corp.	(33,452)	(4,375,187)	4.4
Marvell Technology, Inc.	(26,906)	(1,498,126)	1.5
Monster Beverage Corp.	(17,978)	(1,790,968)	1.8
PACCAR, Inc.	(15,547)	(1,422,862)	1.4
Perkinelmer Inc.	(10,854)	(1,662,507)	1.7
Ross Stores, Inc.	(47,892)	(3,891,704)	3.9
STERIS PLC	(23,922)	(5,397,999)	5.4
Zoom Video Communications Inc, Class A	(19,230)	(1,997,228)	2.0

		(46,506,053)

		(100,054,534)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$ (100,054,534)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$277,365,273	$25,223,745	$302,589,018
Common Stocks
Argentina	1,215,683	—	—	1,215,683
Australia	2,767,352	131,096,861	1,072,593	134,936,806
Belgium	—	1,934,910	—	1,934,910
Brazil	11,284,713	—	—	11,284,713
Canada	198,020,407	—	—	198,020,407
Cayman Islands	—	—	7,108,809	7,108,809
Chile	6,225,345	—	—	6,225,345
China	36,048,759	353,727,917	—	389,776,676
Denmark	93,376	46,853,139	—	46,946,515
Finland	—	4,081,797	9,689,750	13,771,547
France	—	364,729,470	—	364,729,470
Germany	—	444,547,118	—	444,547,118
Hong Kong	—	60,638,152	—	60,638,152
India	—	3,720,707	21,881,289	25,601,996
Ireland	18,780,576	8,117,197	—	26,897,773
Israel	75,011,442	—	—	75,011,442
Italy	—	63,611,742	—	63,611,742
Japan	—	198,312,225	—	198,312,225
Jordan	—	106,826	—	106,826
Luxembourg	—	6,080,693	—	6,080,693
Macau	—	560,115	—	560,115
Mexico	5,432,115	—	—	5,432,115
Netherlands	39,467,197	344,906,555	—	384,373,752
Norway	—	12,190,642	—	12,190,642
Poland	—	1,183,384	—	1,183,384
Saudi Arabia	—	391,917	—	391,917
Singapore	—	75,099	—	75,099
South Africa	—	21,701,284	—	21,701,284
South Korea	2,763,322	124,534,584	—	127,297,906
Spain	—	83,195,562	—	83,195,562
Sweden	—	102,068,294	—	102,068,294
Switzerland	71,027,875	107,091,060	—	178,118,935
Taiwan	—	105,561,508	—	105,561,508
Turkey	147,790	—	—	147,790
United Arab Emirates	—	—	28	28
United Kingdom	28,817,924	386,560,863	—	415,378,787
United States	7,572,631,535	113,284,978	100,033,782	7,785,950,295
Corporate Bonds	—	1,464,114,504	382,438,885	1,846,553,389
Floating Rate Loan Interests	—	347,251,811	453,632,256	800,884,067
Foreign Agency Obligations	—	705,598,561	—	705,598,561
Investment Companies	584,734,119	—	—	584,734,119
Non-Agency Mortgage-Backed Securities	—	696,828,958	36,836,453	733,665,411
Other Interests	—	—	27,450,743	27,450,743
Preferred Securities
Capital Trusts	—	24,292,378	—	24,292,378
Preferred Stocks
Brazil	3,548,898	—	15,417,507	18,966,405
Germany	—	10,492,968	23,882,626	34,375,594
United States	51,167,139	41,107,025	404,611,962	496,886,126
India	—	—	15,481,395	15,481,395
United Kingdom	—	—	10,951,787	10,951,787
Sweden	—	—	2,119,715	2,119,715
Trust Preferreds	24,607,229	—	—	24,607,229
U.S. Government Sponsored Agency Securities	—	611,184,097	—	611,184,097

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$528,431,715	$—	$528,431,715
Warrants
Israel	16,751	—	—	16,751
Switzerland	3,374	—	—	3,374
United Kingdom	110,333	—	—	110,333
United States	1,183,999	34,392,170	1,664,045	37,240,214
Short-Term Securities
Money Market Funds	2,406,645,880	—	—	2,406,645,880
Time Deposits	—	28,493,912	—	28,493,912
U.S. Treasury Obligations	—	59,484,375	—	59,484,375
Options Purchased
Credit Contracts	—	79,342	—	79,342
Equity Contracts	62,919,677	349,031	—	63,268,708
Foreign Currency Exchange Contracts	—	6,896,036	—	6,896,036
Interest Rate Contracts	4,143,859	4,584,318	—	8,728,177
Liabilities
Investments
Investments Sold Short
Common Stocks	(6,782,194)	—	—	(6,782,194)

	$11,202,034,475	$7,931,811,073	$1,539,497,370	20,673,342,918

Investments Valued at NAV(a)				397,028,508

				$21,070,371,426

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$18,915,402	$—	$18,915,402
Equity Contracts.	1,910,045	20,506,444	—	22,416,489
Foreign Currency Exchange Contracts	—	43,829,452	—	43,829,452
Interest Rate Contracts	73,483,250	51,496,885	—	124,980,135
Liabilities
Credit Contracts	—	(8,125,592)	—	(8,125,592)
Equity Contracts	(149,971,248)	(14,662,594)	—	(164,633,842)
Foreign Currency Exchange Contracts	—	(64,557,736)	—	(64,557,736)
Interest Rate Contracts	(42,554,592)	(72,232,472)	—	(114,787,064)

	$(117,132,545)	$(24,830,211)	$—	$(141,962,756)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Stocks	U.S. Government Sponsored Agency Securities	Unfunded Floating Rate Loan Interests	Unfunded SPAC PIPE Commitments	Warrants	Total

Assets
Opening balance, as of April 30, 2022	$25,242,775	$148,923,964	$361,125,370	$415,107,251	$80,994,599	$27,182,620	$516,568,839	$2,062,614	$(73,694)	$—	$263,058	$1,577,397,396
Transfers into Level 3	—	—	729,230	44,791,174	—	—	—	—	—	—	—	45,520,404
Transfers out of Level 3	—	—	—	(5,642,842)	(43,509,060)	—	—	(2,062,614)	—	—	—	(51,214,516)
Accrued discounts/premiums	—	—	(2,820)	697,066	45,922	—	—	—	—	—	—	740,168
Net realized gain (loss)	—	—	—	(30,948)	—	—	—	—	—	—	—	(30,948)
Net change in unrealized appreciation (depreciation)(a)	(19,030)	(18,858,470)	(6,767,959)	(15,016,241)	(695,008)	268,123	(45,752,126)	—	73,694	—	1,400,985	(85,366,032)

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Stocks	U.S. Government Sponsored Agency Securities	Unfunded Floating Rate Loan Interests	Unfunded SPAC PIPE Commitments	Warrants	Total

Purchases	$—	$9,720,757	$27,355,064	$34,802,237	$—	—	$1,648,279	—	—	—	2	$73,526,339
Sales	—	—	—	(21,075,441)	—	—	—	—	—	—	—	(21,075,441)

Closing balance, as of July 31, 2022	$25,223,745	$139,786,251	$382,438,885	$453,632,256	$36,836,453	$27,450,743	$472,464,992	$—	$—	$—	$1,664,045	$1,539,497,370

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2022(a)	$(19,030)	$(18,858,470)	$(6,767,959)	$(15,436,600)	$(695,008)	$268,123	$(45,752,126)	$—	$—	$—	$1,400,985	$(85,860,085)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivatives financial instruments for which significant unobservable inputs were used in determining fair value:

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $272,332,359. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$139,786,223	Market	Revenue Multiple	3.25x - 17.00x		6.03x
			Time to Exit	0.2 - 1.8 years		1.2 years
			Volatility	51% - 88%		71%
		Income	Discount Rate	15% - 16%		15%

Corporate Bonds	349,523,921	Income	Discount Rate	9% - 35%		15%
		Market	Estimated Recovery Value	38%		—
			Revenue Multiple	13.64x		—
			Volatility	60%		—

Floating Rate Loan Interests	276,275,087	Income	Discount Rate	4% - 15%		10%

			Credit Spread	315 - 445		383

Other Interests	27,450,743	Income	Discount Rate	6%		—

Preferred Stocks	472,464,992	Income	Discount Rate	11%		—
		Market	Revenue Multiple	0.10x - 29.00x		12.38x
			EBITDA Multiple	4.50x		—
			Time to Exit	1.5 - 5.0 years		3.8 years
			Volatility	50% - 90%		67%
			Market Adjustment Multiple	1.00x		—

Warrants.	1,664,045	Income	Discount Rate	12% - 35%		27%
		Market	Revenue Multiple	13.64x		—
			Time to Exit	0.6 - 0.9 years		0.8 years
			Volatility	48% - 74%		60%

	$1,267,165,011

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

The Fund valued certain of its Level 3 investments using recent prior transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction, for which inputs are unobservable, is $28,472,004 as of July 31, 2022.

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Allocation Fund, Inc.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FTSE	Financial Times Stock Exchange

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

MXIBOR	Mexico Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

PIPE	Private Investment in Public Equity

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

Portfolio Abbreviation (continued)

S&P	Standard & Poor’s

SAP	Subject to Appropriations

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

ST	Special Tax

STACR	Structured Agency Credit Risk

TAN	Tax Anticipation Notes